File No. 333-89236
                                                                                                                       File No. 811-21104
Filed on April 30, 2012

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	12	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	22	☒

(Check appropriate box or boxes)

VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)

First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)

800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code:
1-800-355-4570

Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

It is proposed that this filing will become effective:

☐  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on May 1, 2012, pursuant to paragraph (b) of Rule 485
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐  on May 1, 2012, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus

ADVISORDESIGNS® VARIABLE ANNUITY

May 1, 2012

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

7910
32-79102-00 2012/05/01

ADVISORDESIGNS® VARIABLE ANNUITY

Individual Flexible Purchase Payment

Deferred Variable Annuity Contract

Issued By: First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Ave., Suite 641 N Rye Brook, NY 10573 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the AdvisorDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your purchase payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	Direxion Dynamic VP HY Bond

•	Dreyfus VIF International Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Franklin Small-Mid Cap Growth Securities

•	Guggenheim VT All Cap Value 1

•	Guggenheim VT All-Asset Aggressive Strategy 1

•	Guggenheim VT All-Asset Conservative Strategy 1

•	Guggenheim VT All-Asset Moderate Strategy 1

•	Guggenheim VT CLS AdvisorOne Amerigo 1

•	Guggenheim VT CLS AdvisorOne Clermont 1

•	Guggenheim VT CLS AdvisorOne Select Allocation 1

•	Guggenheim VT Large Cap Value 1

•	Guggenheim VT Mid Cap Growth 1

•	Guggenheim VT Mid Cap Value 1

•	Guggenheim VT MSCI EAFE Equal Weight 1

•	Guggenheim VT Multi-Hedge Strategies 1

•	Guggenheim VT Small Cap Value 1

•	Guggenheim VT U.S. Long Short Momentum 1

•	Invesco V.I. Government Securities

•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Invesco Van Kampen V.I. American Franchise

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Large Cap Value (formerly Neuberger Berman AMT Partners )

•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Total Return

•	Rydex VT Banking

•	Rydex VT Basic Materials

•	Rydex VT Biotechnology

•	Rydex VT Commodities Strategy

•	Rydex VT Consumer Products

•	Rydex VT Dow 2x Strategy

      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company’s Administrative Office at 1-800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2012

•	Rydex VT Electronics

•	Rydex VT Energy

•	Rydex VT Energy Services

•	Rydex VT Europe 1.25x Strategy

•	Rydex VT Financial Services

•	Rydex VT Government Long Bond 1.2x Strategy

•	Rydex VT Health Care

•	Rydex VT Internet

•	Rydex VT Inverse Dow 2x Strategy

•	Rydex VT Inverse Government Long Bond Strategy

•	Rydex VT Inverse Mid-Cap Strategy

•	Rydex VT Inverse NASDAQ-100® Strategy

•	Rydex VT Inverse Russell 2000® Strategy

•	Rydex VT Inverse S&P 500 Strategy

•	Rydex VT Japan 2x Strategy

•	Rydex VT Leisure

•	Rydex VT Mid Cap 1.5x Strategy

•	Rydex VT NASDAQ-100®

•	Rydex VT NASDAQ-100® 2x Strategy

•	Rydex VT Nova

•	Rydex VT Precious Metals

•	Rydex VT Real Estate

•	Rydex VT Retailing

•	Rydex VT Russell 2000® 1.5x Strategy

•	Rydex VT Russell 2000® 2x Strategy

•	Rydex VT S&P 500 2x Strategy

•	Rydex VT S&P 500 Pure Growth

•	Rydex VT S&P 500 Pure Value

•	Rydex VT S&P MidCap 400 Pure Growth

•	Rydex VT S&P MidCap 400 Pure Value

•	Rydex VT S&P SmallCap 600 Pure Growth

•	Rydex VT S&P SmallCap 600 Pure Value

•	Rydex VT Strengthening Dollar 2x Strategy

•	Rydex VT Technology

•	Rydex VT Telecommunications

•	Rydex VT Transportation

•	Rydex VT U.S. Government Money Market

•	Rydex VT Utilities

•	Rydex VT Weakening Dollar 2x Strategy

•	Templeton Developing Markets Securities

•	Templeton Foreign Securities

•	Wells Fargo Advantage Opportunity VT

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Effective May 1, 2012, the SBL Fund and its respective series will be marketed with the name “Guggenheim.” Although SBL Fund’s legal name will not change, it and its series will be marketed with the name Guggenheim. In addition, certain of the Rydex Variable Trust series will be marketed with the name Guggenheim.  These underlying funds were previously marketed as Rydex|SGI.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2012 , which has been filed with the Securities and Exchange Commission (“SEC”), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at P.O. Box 750497, Topeka, KS 66675-0497, or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 64 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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The Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Bonus Credit — For certain Contracts issued between May 1, 2005 and December 31, 2007, an amount added to Contract Value.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

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Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is divided into accounts referred to as Subaccounts. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Underlying Funds currently available under the Contract are as follows:

•	Direxion Dynamic VP HY Bond

•	Dreyfus VIF International Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity ® VIP Contrafund ®

•	Fidelity ® VIP Growth Opportunities

•	Fidelity ® VIP Index 500

•	Fidelity ® VIP Investment-Grade Bond

•	Franklin Small-Mid Cap Growth Securities

•	Guggenheim VT All Cap Value 1

•	Guggenheim VT All-Asset Aggressive Strategy 1

•	Guggenheim VT All-Asset Conservative Strategy 1

•	Guggenheim VT All-Asset Moderate Strategy 1

•	Guggenheim VT CLS AdvisorOne Amerigo 1

•	Guggenheim VT CLS AdvisorOne Clermont 1

•	Guggenheim VT CLS AdvisorOne Select Allocation 1

•	Guggenheim VT Large Cap Value 1

•	Guggenheim VT Mid Cap Growth 1

•	Guggenheim VT Mid Cap Value 1

•	Guggenheim VT MSCI EAFE Equal Weight 1

•	Guggenheim VT Multi-Hedge Strategies 1

•	Guggenheim VT Small Cap Value 1

•	Guggenheim VT U.S. Long Short Momentum 1

•	Invesco V.I. Government Securities

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•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Invesco Van Kampen V.I. American Franchise

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Large Cap Value (formerly Neuberger Berman AMT Partners)

•	Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Total Return

•	Rydex VT Banking

•	Rydex VT Basic Materials

•	Rydex VT Biotechnology

•	Rydex VT Commodities Strategy

•	Rydex VT Consumer Products

•	Rydex VT Dow 2x Strategy

•	Rydex VT Electronics

•	Rydex VT Energy

•	Rydex VT Energy Services

•	Rydex VT Europe 1.25x Strategy

•	Rydex VT Financial Services

•	Rydex VT Government Long Bond 1.2x Strategy

•	Rydex VT Health Care

•	Rydex VT Internet

•	Rydex VT Inverse Dow 2x Strategy

•	Rydex VT Inverse Government Long Bond Strategy

•	Rydex VT Inverse Mid-Cap Strategy

•	Rydex VT Inverse NASDAQ-100 ® Strategy

•	Rydex VT Inverse Russell 2000 ® Strategy

•	Rydex VT Inverse S&P 500 Strategy

•	Rydex VT Japan 2x Strategy

•	Rydex VT Leisure

•	Rydex VT Mid Cap 1.5x Strategy

•	Rydex VT NASDAQ-100 ®

•	Rydex VT NASDAQ-100 ® 2x Strategy

•	Rydex VT Nova

•	Rydex VT Precious Metals

•	Rydex VT Real Estate

•	Rydex VT Retailing

•	Rydex VT Russell 2000 ® 1.5x Strategy

•	Rydex VT Russell 2000 ® 2x Strategy

•	Rydex VT S&P 500 2x Strategy

•	Rydex VT S&P 500 Pure Growth

•	Rydex VT S&P 500 Pure Value

•	Rydex VT S&P MidCap 400 Pure Growth

•	Rydex VT S&P MidCap 400 Pure Value

•	Rydex VT S&P SmallCap 600 Pure Growth

•	Rydex VT S&P SmallCap 600 Pure Value

•	Rydex VT Strengthening Dollar 2x Strategy

•	Rydex VT Technology

•	Rydex VT Telecommunications

•	Rydex VT Transportation

•	Rydex VT U.S. Government Money Market

•	Rydex VT Utilities

•	Rydex VT Weakening Dollar 2x Strategy

•	Templeton Developing Markets Securities

•	Templeton Foreign Securities

•	Wells Fargo Advantage Opportunity VT

1
Effective May 1, 2012, the SBL Fund and its respective series will be marketed with the name “Guggenheim.” Although SBL Fund’s legal name will not change, it and its series will be marketed with the name Guggenheim. In addition, certain of the Rydex Variable Trust series will be marketed with the name Guggenheim.  These underlying funds were previously marketed as Rydex|SGI.

You may allocate your purchase payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial purchase payment must be at least $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on a variable basis. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders (provided, however, that you may not select riders with total rider charges in excess of 2.00%, for riders elected prior to February 1, 2010):

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•	Annual Stepped Up Death Benefit;

•	Extra Credit at 4%; or

•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under “Optional Riders.”

Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

For information on riders that are no longer available for purchase, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Charges and Deductions — The Company does not deduct a sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each purchase payment and Bonus Credit is considered to have a certain “age,” depending on the length of time since the purchase payment or Bonus Credit was effective. A purchase payment or Bonus Credit is “age one” in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

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The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds; (2) annuity payments under options 1 through 6; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.10%
At least $25,000 but less than $100,000	0.95%
$100,000 or more	0.85%

During the Annuity Period   the mortality and expense risk charge is 1.25%, on an annual basis, in lieu of the amounts set forth above, and is deducted daily. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

For information on riders charges please see “Optional Rider Charges” in the Expense Table.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See “Administration Charge.”

Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special

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tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

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Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%1
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Account Administration Charge	$302
Separate Account Annual Expenses (as a percentage of average Contract Value)
Annual Mortality and Expense Risk Charge	1.10%3
Annual Administration Charge	0.60%4
Maximum Annual Charge for Optional Riders	2.00%5
Total Separate Account Annual Expenses	3.70%
1      The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments and/or Bonus Credits have been held under the Contract.
A free withdrawal is available in each Contract Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent
Deferred Sales Charge” for more information.

2      An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract
Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

3      The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 1.10%; At least $25,000 but less than $100,000 – 0.95%; $100,000 or more –
0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, however, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”

4      The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See “Administration Charge” for more information.

5      You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total rider charges that exceed 2.00% of Contract Value, for riders elected prior to February 1, 2010.

10

Optional Rider Expenses (as a percentage of Contract Value)	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	0.25%
4 % Extra Credit Rider 2	0.55%
Alternative Withdrawal Charge Rider (0-Year)	0.70%3
Alternative Withdrawal Charge Rider (4-Year)	0.60%3
Riders Available for Purchase ONLY Prior to February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.25%
5% Guaranteed Minimum Income Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider 1	0.55%1
3% Extra Credit Rider2	0.40%
5% Extra Credit Rider 2	0.70%
1      The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed
1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” in Appendix A – Riders Available For Purchase Only Prior to February 1, 2010. The
current charge for the rider is used in calculating the maximum rider charge of 2.00%, for riders elected prior to February 1, 2010.
2      The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
3       If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.35%	5.31%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)	0.35%	5.31%
1     Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 201 1 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2011.

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,500	$3,034	$4,378	$7,402
If you do not surrender or you annuitize your Contract	$ 884	$2,548	$4,080	$7,402

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,042	$1,790	$2,456	$4,260
If you do not surrender or you annuitize your Contract	$ 408	$1,237	$2,081	$4,260

11

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Direxion Dynamic VP HY Bond	2011	$ 8.44	$ 8.49	290,248
	2010	8.47	8.44	1,300,934
	2009	8.05	8.47	251,335
	2008	9.33	8.05	529,120
	2007	9.91	9.33	611,732
	2006	9.74	9.91	251,606
	20052	10.00	9.74	80,421
Dreyfus VIF International Value	2011	7.73	6.02	57,025
	2010	7.74	7.73	6,770
	2009	6.18	7.74	130,255
	2008	10.31	6.18	1,937
	2007	10.35	10.31	17,811
	20064	10.00	10.35	5,982
Federated Fund for U.S. Government Securities II	2011	10.18	10.30	55,026
	2010	10.12	10.18	59,805
	2009	10.06	10.12	54,018
	2008	10.09	10.06	150,880
	2007	9.93	10.09	17,742
	2006	9.97	9.93	19,351
	2005	10.21	9.97	36,566
	2004	10.31	10.21	21,470
	2003	10.53	10.31	15,609
	20021	10.40	10.53	3,950
Federated High Income Bond II	2011	13.30	13.36	118,221
	2010	12.15	13.30	79,977
	2009	8.32	12.15	160,215
	2008	11.76	8.32	418,730
	2007	11.91	11.76	120,027
	2006	11.25	11.91	108,823
	2005	11.49	11.25	190,532
	2004	10.89	11.49	95,559
	2003	9.34	10.89	63,779
	20021	9.09	9.34	934
Fidelity® VIP Contrafund®	2011	12.23	11.39	132,379
	2010	10.93	12.23	129,427
	2009	8.43	10.93	200,906
	2008	15.36	8.43	122,970
	2007	13.68	15.36	338,889
	2006	12.82	13.68	140,177
	2005	11.48	12.82	137,015
	2004	10.41	11.48	66,563
	2003	---	10.41	3,773

12

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity® VIP Growth Opportunities	2011	8.11	7.92	19,851
	2010	6.86	8.11	25,291
	2009	4.93	6.86	29,928
	2008	11.47	4.93	23,084
	2007	9.75	11.47	312,794
	2006	9.69	9.75	33,333
	2005	9.31	9.69	40,758
	2004	9.10	9.31	12,096
	2003	---	9.10	32,816
Fidelity® VIP Index 500	2011	8.28	8.06	42,606
	2010	7.54	8.28	30,729
	2009	6.24	7.54	77,965
	2008	10.37	6.24	119,132
	2007	10.31	10.37	138,881
	2006	9.33	10.31	155,327
	2005	9.33	9.33	102,137
	2004	8.83	9.33	120,813
	2003	---	8.83	32,816
Fidelity® VIP Investment-Grade Bond	2011	10.98	11.25	96,146
	2010	10.66	10.98	76,446
	2009	9.64	10.66	70,337
	2008	10.44	9.64	77,945
	2007	10.47	10.44	83,884
	2006	10.51	10.47	54,259
	2005	10.77	10.51	41,403
	2004	10.80	10.77	47,000
	2003	10.75	10.80	16,257
	20021	10.36	10.75	128
Franklin Small-Mid Cap Growth Securities	2011	10.32	9.39	12,539
	2010	8.45	10.32	16,709
	2009	6.16	8.45	45,039
	2008	11.19	6.16	34,012
	2007	10.52	11.19	26,834
	2006	10.12	10.52	27,582
	2005	10.10	10.12	27,086
	2004	9.47	10.10	30,104
	2003	7.22	9.47	32,959
	20021	7.24	7.22	4,040
Guggenheim VT All Cap Value 8	2011	15.01	13.78	549
	2010	13.41	15.01	560
	2009	10.51	13.41	952
	2008 5	10.00	10.51	0
Guggenheim VT All-Asset Aggressive Strategy 8	2011	9.18	8.42	104,633
	2010	8.53	9.18	68,122
	2009	7.52	8.53	65,889
	2008	10.48	7.52	63,561
	2007	10.26	10.48	61,898
	2006 4	10.00	10.26	0

13

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim All-Asset Conservative Strategy 8	2011	9.05	8.56	90,027
	2010	8.80	9.05	4,927
	2009	8.74	8.80	2,885
	2008	10.24	8.74	2,418
	2007	10.04	10.24	2,104
	2006 4	10.00	10.04	0
Guggenheim VT All-Asset Moderate Strategy 8	2011	9.07	8.44	82,512
	2010	8.78	9.07	8,771
	2009	8.20	8.78	5,670
	2008	10.38	8.20	1,082
	2007	10.18	10.38	12,453
	2006 4	10.00	10.18	0
Guggenheim VT CLS AdvisorOne Amerigo 8	2011	11.86	10.52	443,210
	2010	10.76	11.86	405,014
	2009	8.06	10.76	471,324
	2008	14.79	8.06	517,534
	2007	13.58	14.79	586,957
	2006	12.63	13.58	690,043
	2005	12.07	12.63	681,341
	2004	11.35	12.07	376,672
	2003	---	11.35	128,233
Guggenheim VT CLS AdvisorOne Clermont 8	2011	9.40	8.97	245,496
	2010	8.85	9.40	209,450
	2009	7.54	8.85	216,311
	2008	11.26	7.54	225,570
	2007	11.07	11.26	243,216
	2006	10.67	11.07	394,883
	2005	10.73	10.67	494,386
	2004	10.59	10.73	409,321
	2003	---	10.59	104,078
Guggenheim VT CLS AdvisorOne Select Allocation 8	2011	8.82	8.09	235,922
	2010	8.10	8.82	252,246
	2009	6.23	8.10	289,226
	2008	11.25	6.23	321,884
	2007	10.23	11.25	349,733
	2006 4	10.00	10.23	85,971
Guggenheim VT Large Cap Value	2011	13.90	12.83	131
	2010	12.47	13.90	374
	2009	10.27	12.47	312
	2008 5	10.00	10.27	0
Guggenheim VT Mid Cap Growth 8	2011	17.26	15.85	578
	2010	14.48	17.26	747
	2009	10.48	14.48	4,882
	2008 5	10.00	10.48	0
Guggenheim VT Mid Cap Value 8	2011	17.31	15.37	24,927
	2010	15.31	17.31	1,627
	2009	11.08	15.31	724
	2008 5	10.00	11.08	0

14

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VT MSCI EAFE Equal Weight 8	2011	11.42	9.23	26,915
	2010	10.28	11.42	37,491
	2009	8.95	10.28	54,456
	2008	15.13	8.95	56,820
	2007	14.48	15.13	72,648
	2006	12.86	14.48	77,121
	2005	11.80	12.86	64,909
	2004	10.35	11.80	22,194
	2003	---	10.35	3,700
Guggenheim VT Multi-Hedge Strategies 8	2011	7.36	7.29	5,619
	2010	7.23	7.36	4,758
	2009	7.81	7.23	9,894
	2008	10.03	7.81	48,247
	2007	10.09	10.03	5,672
	2006 4	10.00	10.09	0
Guggenheim VT Small Cap Value 8	2011	22.07	20.2	25,051
	2010	18.86	22.07	13,309
	2009	12.60	18.86	15,834
	2008	21.38	12.60	23,757
	2007	20.21	21.38	25,677
	2006	18.56	20.21	22,876
	2005	16.89	18.56	26,914
	2004	14.62	16.89	13,648
	2003	---	14.62	2,330
Guggenheim VT U.S. Long Short Momentum 8	2011	9.99	8.94	11,657
	2010	9.38	9.99	12,376
	2009	7.69	9.38	71,339
	2008	13.55	7.69	87,235
	2007	11.53	13.55	94,004
	2006	10.80	11.53	82,365
	2005	9.92	10.80	125,216
	2004	9.35	9.92	12,670
	2003	7.52	9.35	8,342
	2002 1	8.30	7.52	1,183
Invesco V.I. Government Securities	2011 7	9.62	9.93	12,310
Invesco V.I. International Growth	2011	9.19	8.20	16,275
	2010	8.51	9.19	41,415
	2009	6.58	8.51	212,118
	2008	11.54	6.58	42,481
	2007	10.52	11.54	52,166
	20064	10.00	10.52	9,167
Invesco V.I. Mid Cap Core Equity	2011	9.83	8.81	33,211
	2010	9.01	9.83	34,890
	2009	7.24	9.01	19,000
	2008	10.58	7.24	22,086
	2007	10.10	10.58	20,183
	20064	10.00	10.10	0

15

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco Van Kampen V.I. American Franchise 6	2011	6.92	6.09	10,286
	2010	6.26	6.92	11,184
	2009	5.41	6.26	14,535
	2008	9.83	5.41	21,845
	2007	9.18	9.83	22,084
	2006	9.03	9.18	21,571
	2005	8.67	9.03	26,708
	2004	8.51	8.67	16,171
	2003	6.87	8.51	11,398
	2002 1	7.00	6.87	6,232
Neuberger Berman AMT Guardian	2011	9.60	8.91	49,667
	2010	8.43	9.60	59,051
	2009	6.80	8.43	15,281
	2008	11.33	6.80	23,355
	2007	11.03	11.33	15,634
	2006	10.17	11.03	11,994
	2005	9.81	10.17	15,674
	2004	8.86	9.81	10,923
	2003	7.03	8.86	10,571
	20021	7.52	7.03	6,310
Neuberger Berman AMT Large Cap Value (formerly Neuberger Berman AMT Partners )	2011	10.25	8.69	23,639
	2010	9.26	10.25	16,402
	2009	6.20	9.26	32,944
	2008	13.62	6.20	35,592
	2007	13.03	13.62	39,451
	2006	12.14	13.03	36,860
	2005	10.75	12.14	27,914
	2004	9.45	10.75	16,331
	2003	---	9.45	9,120
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	2011	8.85	8.28	26,364
	2010	7.51	8.85	35,402
	2009	5.72	7.51	49,122
	2008	9.63	5.72	16,844
	2007	10.19	9.63	1,812
	20064	10.00	10.19	2,028
PIMCO VIT Low Duration	2011	10.67	10.32	211,811
	2010	10.59	10.67	109,719
	2009	9.77	10.59	127,282
	2008	10.25	9.77	89,404
	2007	9.98	10.25	65,492
	2006 4	10.00	9.98	6,931

16

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT Real Return	2011	11.20	11.97	175,679
	2010	10.83	11.20	103,613
	2009	9.56	10.83	83,260
	2008	10.75	9.56	75,365
	2007	10.16	10.75	70,494
	2006	10.54	10.16	100,139
	2005	10.79	10.54	54,585
	2004	10.35	10.79	33,151
	2003	10.00	10.35	10,435
PIMCO VIT Total Return	2011	11.45	11.35	329,288
	2010	11.07	11.45	157,292
	2009	10.15	11.07	238,129
	2008	10.12	10.15	190,058
	2007	9.73	10.12	180,242
	2006	9.79	9.73	190,703
	2005	9.99	9.79	77,347
	2004	9.95	9.99	43,127
	2003	10.00	9.95	35,054
Rydex VT Banking	2011	5.05	3.77	5,362
	2010	4.67	5.05	9,580
	2009	5.05	4.67	5,425
	2008	8.95	5.05	26,529
	2007	12.82	8.95	9,845
	2006	12.03	12.82	113,931
	2005	12.92	12.03	107,516
	2004	11.75	12.92	135,582
	2003	10.00	11.75	3,296
Rydex VT Basic Materials	2011	16.23	12.99	10,502
	2010	13.37	16.23	215,338
	2009	8.98	13.37	191,619
	2008	17.16	8.98	432,642
	2007	13.38	17.16	168,361
	2006	11.42	13.38	271,684
	2005	11.46	11.42	133,496
	2004	9.90	11.46	190,300
	2003	10.00	9.90	15,687
Rydex VT Biotechnology	2011	6.60	6.99	43,206
	2010	6.22	6.60	33,854
	2009	5.49	6.22	37,654
	2008	6.50	5.49	304,045
	2007	6.50	6.50	38,043
	2006	7.01	6.50	28,773
	2005	6.62	7.01	62,881
	2004	6.83	6.62	3,524
	2003	10.00	6.83	399

17

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Commodities Strategy	2011	5.39	4.82	5,147
	2010	5.21	5.39	7,818
	2009	4.87	5.21	5,662
	2008	9.98	4.87	7,658
	2007	7.95	9.98	164,429
	2006	10.10	7.95	3,996
	20053	9.91	10.10	34,008
Rydex VT Consumer Products	2011	12.37	13.48	14,331
	2010	11.01	12.37	13,654
	2009	9.65	11.01	164,456
	2008	13.15	9.65	12,923
	2007	12.36	13.15	241,714
	2006	10.99	12.36	165,087
	2005	11.52	10.99	148,067
	2004	10.61	11.52	153,743
	2003	10.00	10.61	3,752
Rydex VT Dow 2x Strategy	2011	7.23	7.56	14,850
	2010	6.06	7.23	27,534
	2009	4.62	6.06	216,847
	2008	12.60	4.62	40,459
	2007	12.17	12.60	83,487
	2006	9.73	12.17	177,358
	2005	10.56	9.73	88,059
Rydex VT Electronics	2011	3.68	2.95	15,127
	2010	3.51	3.68	25,914
	2009	2.13	3.51	522,844
	2008	4.46	2.13	27,730
	2007	4.78	4.46	5,381
	2006	4.87	4.78	6,939
	2005	4.89	4.87	4,566
	2004	6.54	4.89	5,893
	2003	4.05	6.54	14,976
	20021	4.66	4.02	5,753
Rydex VT Energy	2011	14.42	13300	24,814
	2010	12.64	14.42	180,694
	2009	9.53	12.64	29,849
	2008	18.43	9.53	331,943
	2007	14.44	18.43	245,330
	2006	13.47	14.44	158,462
	2005	10.15	13.47	174,322
	2004	8.01	10.15	211,695
	2003	10.00	8.01	17,610

18

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Energy Services	2011	11.69	10.15	26,014
	2010	9.68	11.69	91,453
	2009	6.22	9.68	28,704
	2008	15.31	6.22	30,831
	2007	11.66	15.31	201,230
	2006	10.97	11.66	19,712
	2005	7.72	10.97	162,805
	2004	6.03	7.72	29,630
	2003	---	6.03	922
Rydex VT Europe 1.25x Strategy	2011	7.03	5.72	5,817
	2010	8.23	7.03	14,572
	2009	6.33	8.23	302,290
	2008	14.65	6.33	21,600
	2007	13.53	14.65	237,477
	2006	10.90	13.53	87,082
	2005	10.70	10.90	18,403
	2004	9.62	10.70	59,482
	2003	---	9.62	48,247
Rydex VT Financial Services	2011	5.68	4.63	11,739
	2010	5.18	5.68	14,733
	2009	4.52	5.18	45,003
	2008	9.08	4.52	23,195
	2007	11.68	9.08	7,767
	2006	10.44	11.68	184,103
	2005	10.55	10.44	170,456
	2004	9.40	10.55	202,251
	2003	---	9.40	7,239
Rydex VT Government Long Bond 1.2x Strategy	2011	10.51	14.25	56,563
	2010	9.97	10.51	17,803
	2009	15.20	9.97	17,622
	2008	10.96	15.20	46,956
	2007	10.42	10.96	198,159
	2006	11.23	10.42	393,478
	2005	10.89	11.23	388,685
	2004	10.48	10.89	638,967
	2003	11.01	10.42	354,840
	20021	10.09	11.01	279
Rydex VT Health Care	2011	8.44	8.46	20,705
	2010	8.25	8.44	24,282
	2009	6.91	8.25	225,872
	2008	9.60	6.91	351,419
	2007	9.46	9.60	22,899
	2006	9.39	9.46	181,617
	2005	8.86	9.39	209,241
	2004	8.71	8.86	190,661
	2003	---	8.71	23,383

19

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Internet	2011	5.92	4.99	10,333
	2010	5.12	5.92	147,785
	2009	3.22	5.12	504,896
	2008	6.10	3.22	18,796
	2007	5.77	6.10	6,133
	2006	5.49	5.77	436
	2005	5.81	5.49	10,098
	2004	5.24	5.81	374,367
	2003	3.33	5.24	5,057
	2002 1	2.83	3.33	6,796
Rydex VT Inverse Dow 2x Strategy	2011	2.98	2.08	3,515
	2010	4.46	2.98	0
	2009	8.42	4.46	337
	2008	5.47	8.42	212,994
	2007	6.27	5.47	0
	2006	8.37	6.27	0
	2005	8.60	8.37	0
Rydex VT Inverse Government Long Bond Strategy	2011	4.53	3.02	25,223
	2010	5.42	4.53	13,829
	2009	4.74	5.42	5,305
	2008	7.09	4.74	22,632
	2007	7.76	7.09	127,448
	2006	7.49	7.76	9,982
	2005	8.25	7.49	27,435
	2004	9.65	8.25	35,220
	2003	---	9.65	584
Rydex VT Inverse Mid-Cap Strategy	2011	3.71	3.30	4,294
	2010	5.19	3.71	9,446
	2009	8.37	5.19	2,788
	2008	6.51	8.37	888
	2007	6.93	6.51	204,645
	2006	7.52	6.93	0
	2005	8.55	7.52	0
Rydex VT Inverse NASDAQ-100® Strategy	2011	3.55	3.06	4,578
	2010	4.71	3.55	10,072
	2009	8.21	4.71	4,251
	2008	5.79	8.21	1,323
	2007	6.82	5.79	456,662
	2006	7.22	6.82	4,925
	2005	7.45	7.22	1,411
	2004	8.82	7.45	0
	2003	14.70	8.82	162,221
	20021	17.34	14.40	100

20

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Inverse Russell 2000® Strategy	2011	3.50	3.09	5,071
	2010	5.05	3.50	22,377
	2009	7.85	5.05	27,292
	2008	6.57	7.85	0
	2007	6.51	6.57	277,553
	2006	7.72	6.51	1,162
	2005	8.32	7.72	5,508
Rydex VT Inverse S&P 500 Strategy	2011	4.26	3.71	8,539
	2010	5.35	4.26	12,016
	2009	7.72	5.35	8,525
	2008	5.79	7.72	507,885
	2007	5.99	5.79	440,988
	2006	6.77	5.99	5,068
	2005	7.12	6.77	53,556
	2004	8.28	7.12	27,025
	2003	---	8.28	180,609
Rydex VT Japan 2x Strategy	2011	8.00	5.45	3,063
	2010	7.22	8.00	143,933
	2009	6.10	7.22	27,407
	2008	9.49	6.10	265,255
	2007	11.17	9.49	55,215
	2006	11.08	11.17	31,981
	2005	9.61	11.08	29,995
	2004	9.10	9.61	4,011
	2003	6.90	9.10	14,278
	20021	8.14	6.90	1,378
Rydex VT Leisure	2011	7.06	6.93	10,756
	2010	5.66	7.06	311,030
	2009	4.32	5.66	7,689
	2008	8.86	4.32	9,749
	2007	9.49	8.86	10,250
	2006	8.02	9.49	420,687
	2005	8.80	8.02	176,237
	2004	7.42	8.80	232,681
	2003	---	7.42	9,787
Rydex VT Mid Cap 1.5x Strategy	2011	12.53	11.09	11,101
	2010	9.51	12.53	30,668
	2009	6.52	9.51	19,380
	2008	15.06	6.52	23,187
	2007	15.18	15.06	35,481
	2006	14.34	15.18	24,100
	2005	13.12	14.34	38,356
	2004	11.22	13.12	15,026
	2003	---	11.22	1,318

21

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT NASDAQ-100®	2011	8.56	8.38	43,118
	2010	7.54	8.56	129,297
	2009	5.18	7.54	152,258
	2008	9.31	5.18	28,394
	2007	8.25	9.31	314,780
	2006	8.15	8.25	74,887
	2005	8.41	8.15	46,279
	2004	8.03	8.41	224,571
	2003	5.77	8.03	30,824
	20021	5.51	5.77	228
Rydex VT NASDAQ-100® 2x Strategy	2011	4.55	4.33	2,996
	2010	3.47	4.55	4,488
	2009	1.66	3.47	82,544
	2008	6.33	1.66	61,600
	2007	5.16	6.33	30,564
	2006	5.14	5.16	24,882
	2005	5.53	5.14	33,545
	2004	5.05	5.53	26,899
	2003	---	5.05	33,689
Rydex VT Nova	2011	5.98	5.66	111,490
	2010	5.20	5.98	138,588
	2009	4.01	5.20	161,775
	2008	9.19	4.01	136,271
	2007	9.49	9.19	194,959
	2006	8.31	9.49	883,907
	2005	8.34	8.31	1,579,879
	2004	7.60	8.34	1,062,820
	2003	5.70	7.60	41,053
	20021	5.98	5.70	4,939
Rydex VT Precious Metals	2011	28.65	20.82	21,441
	2010	21.66	28.65	49,678
	2009	15.15	21.66	195,137
	2008	25.74	15.15	65,281
	2007	22.48	25.74	117,331
	2006	19.32	22.48	8,077
	2005	16.68	19.32	94,339
	2004	20.31	16.68	92,979
	2003	15.05	20.31	4,087
	20021	12.32	15.05	557
Rydex VT Real Estate	2011	11.93	11.69	15,621
	2010	9.98	11.93	15,138
	2009	8.32	9.98	262,842
	2008	14.88	8.32	21,253
	2007	19.21	14.88	20,339
	2006	15.34	19.21	256,650
	2005	14.94	15.34	105,637
	2004	12.04	14.94	22,636
	2003	---	12.04	9,354

22

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Retailing	2011	9.73	9.82	14,930
	2010	8.12	9.73	9,778
	2009	5.88	8.12	294,010
	2008	9.15	5.88	121,607
	2007	10.93	9.15	6,254
	2006	10.37	10.93	186,739
	2005	10.26	10.37	132,534
	2004	9.74	10.26	163,339
	2003	---	9.74	56
Rydex VT Russell 2000® 1.5x Strategy	2011	10.04	8.44	12,746
	2010	7.60	10.04	13,379
	2009	5.95	7.60	18,971
	2008	12.77	5.95	136,742
	2007	14.30	12.77	18,996
	2006	12.35	14.30	24,357
	2005	12.41	12.35	9,026
	2004	10.35	12.41	78,584
	2003	---	10.35	412,137
Rydex VT Russell 2000® 2x Strategy	2011	5.16	3.99	1,199
	2010	3.63	5.16	1,172
	2009	2.79	3.63	1,515
	2008	8.62	2.79	15,106
	2007	10.30	8.62	1,077
	20064	10.00	10.30	0
Rydex VT S&P 500 2x Strategy	2011	5.07	4.66	3,493
	2010	4.22	5.07	8,925
	2009	3.01	4.22	16,884
	2008	9.81	3.01	17,071
	2007	10.18	9.81	9,725
	2006	8.59	10.18	8,891
	2005	8.67	8.59	15,812
	2004	7.75	8.67	12,981
	2003	---	7.75	0
Rydex VT S&P 500 Pure Growth	2011	9.76	9.24	860,744
	2010	8.15	9.76	671,097
	2009	5.78	8.15	49,567
	2008	10.02	5.78	43,820
	2007	9.97	10.02	117,402
	2006	9.88	9.97	40,307
	2005	10.13	9.88	217,341
Rydex VT S&P 500 Pure Value	2011	9.15	8.49	945,738
	2010	7.94	9.15	10,740
	2009	5.48	7.94	43,945
	2008	11.14	5.48	58,873
	2007	12.30	11.14	68,603
	2006	10.91	12.30	124,853
	2005	10.93	10.91	54,847

23

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT S&P MidCap 400 Pure Growth	2011	13.48	12.83	24,092
	2010	10.62	13.48	424,646
	2009	7.07	10.62	33,824
	2008	11.55	7.07	27,629
	2007	11.12	11.55	94,377
	2006	11.26	11.12	18,244
	2005	10.54	11.26	70,626
Rydex VT S&P MidCap 400 Pure Value	2011	10.97	9.76	13,968
	2010	9.53	10.97	324,823
	2009	6.41	9.53	117,535
	2008	11.87	6.41	14,043
	2007	13.03	11.87	22,016
	2006	11.62	13.03	14,046
	2005	11.19	11.62	5,513
Rydex VT S&P SmallCap 600 Pure Growth	2011	10.96	10.87	11,621
	2010	9.13	10.96	284,262
	2009	7.11	9.13	24,636
	2008	11.30	7.11	18,316
	2007	11.82	11.30	24,037
	2006	11.45	11.82	78,516
	2005	11.25	11.45	116,227
Rydex VT S&P SmallCap 600 Pure Value	2011	10.00	8.67	18,017
	2010	8.34	10.00	241,313
	2009	5.37	8.34	29,750
	2008	9.92	5.37	8,412
	2007	13.00	9.92	12,709
	2006	11.39	13.00	105,058
	2005	11.47	11.39	31,656
Rydex VT Strengthening Dollar 2x Strategy	2011	5.36	4.91	2,998
	2010	5.86	5.36	1,275
	2009	7.27	5.86	1,004
	2008	7.19	7.27	0
	2007	8.42	7.19	42
	2006	9.84	8.42	0
	20053	10.03	9.84	0
Rydex VT Technology	2011	5.59	4.87	33,341
	2010	5.21	5.59	42,888
	2009	3.50	5.21	844,312
	2008	6.69	3.50	40,804
	2007	6.33	6.69	58,093
	2006	6.24	6.33	40,889
	2005	6.32	6.24	27,869
	2004	6.52	6.32	6,106
	2003	4.22	6.52	1,679
	20021	4.08	4.22	5,034

24

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Telecommunications	2011	5.82	4.77	8,317
	2010	5.31	5.82	13,311
	2009	4.31	5.31	11,409
	2008	8.22	4.31	524,132
	2007	7.86	8.22	11,374
	2006	6.87	7.86	204,184
	2005	7.09	6.87	189,042
	2004	6.57	7.09	260,896
	2003	5.13	6.57	0
	20021	4.22	5.13	110
Rydex VT Transportation	2011	9.79	8.34	3,891
	2010	8.24	9.79	224,511
	2009	7.33	8.24	11,546
	2008	10.23	7.33	20,589
	2007	11.71	10.23	4,561
	2006	11.38	11.71	142,328
	2005	10.95	11.38	138,529
	2004	9.30	10.95	165,382
	2003	---	9.30	0
Rydex VT U.S. Government Money Market	2011	7.49	7.17	1,439,592
	2010	7.81	7.49	772,074
	2009	8.15	7.81	2,095,352
	2008	8.42	8.15	2,647,128
	2007	8.46	8.42	1,186,868
	2006	8.51	8.46	1,144,022
	2005	8.71	8.51	1,080,518
	2004	9.07	8.71	955,333
	2003	9.47	9.07	2,261,713
	20021	9.62	9.47	16,781
Rydex VT Utilities	2011	6.14	6.84	55,864
	2010	6.00	6.14	24,434
	2009	5.50	6.00	56,730
	2008	8.16	5.50	54,230
	2007	7.55	8.16	353,523
	2006	6.52	7.55	576,207
	2005	6.15	6.52	291,931
	2004	5.47	6.15	91,809
	2003	4.56	5.47	43,792
	20021	4.77	4.56	1,606
Rydex VT Weakening Dollar 2x Strategy	2011	9.88	9.11	0
	2010	10.93	9.88	0
	2009	10.70	10.93	668
	2008	12.73	10.70	5,320
	2007	11.25	12.73	6,587
	2006	10.06	11.25	150,003
	20053	9.98	10.06	0

25

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Templeton Developing Markets Securities	2011	25.44	20.48	15,028
	2010	22.62	25.44	15,247
	2009	13.70	22.62	17,211
	2008	30.29	13.70	11,071
	2007	24.60	30.29	11,394
	2006	20.07	24.60	12,503
	2005	16.45	20.07	16,982
	2004	13.78	16.45	17,359
	2003	---	13.78	16,959
Templeton Foreign Securities	2011	10.57	9.03	6,091
	2010	10.19	10.57	13,770
	2009	7.78	10.19	37,892
	2008	13.64	7.78	34,553
	2007	12.35	13.64	28,804
	2006	10.63	12.35	29,583
	2005	10.09	10.63	35,291
	2004	8.90	10.09	38,371
	2003	---	8.90	34,000
Wells Fargo Advantage Opportunity VT	2011	11.17	10.10	17,696
	2010	9.43	11.17	26,680
	2009	6.67	9.43	21,033
	2008	11.64	6.67	35,778
	2007	11.41	11.64	39,924
	2006	10.62	11.41	19,539
	2005	10.29	10.62	19,041
	2004	9.10	10.29	16,375
	2003	---	9.10	14,219
1      For the period of August 1, 2002 (date of inception) through December 31, 2002
2      For the period of January 26, 2005 (date of inception) through December 31, 2005
3      For the period of November 15, 2005 (date of inception) through December 31, 2005.
4      For the period of November 1, 2006 (date of inception) through December 31, 2006.
5      For the period of November 17, 2008 (date of inception) through December 31, 2008.
6      Effective April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. American Franchise. The values in the table for the period prior to the merger reflect investment in
Invesco V.I. Capital Appreciation.
7      For the period April 29, 2011 (date of inception) through December 31, 2011.
8      Effective May 1, 2012, the SBL Fund and its respective series will be marketed with the name “Guggenheim.” Although SBL Fund’s legal name will not change, it and its series will be marketed with the name
Guggenheim. In addition, certain of the Rydex Variable Trust series will be marketed with the name Guggenheim.  These underlying funds were previously marketed as Rydex|SGI.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”), and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services and industrial distribution.

26

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently

27

does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. The Company and SDI anticipate they will receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the

28

Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated purchase payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

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Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders; (provided, however, that you may not select riders with total rider charges in excess of 2.00%, for riders elected prior to February 1, 2010):

•	Annual Stepped Up Death Benefit;

•	Extra Credit at 4% ; or

•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

For information on riders that are no longer available for purchase, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.
The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)  and withdrawal charges ;

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2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

•	The highest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

•	Any purchase payments received by the Company since the applicable Contract Anniversary; less

•
An adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges and any forfeited credit enhancements , by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment for each Designated Beneficiary are not received by the Company at its Administrative Office within 12 months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under “Death Benefit.”

Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider’s date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1.	The amount of the withdrawal, including any withdrawal charges and any forfeited credit enhancements , less the Free Withdrawal Amount, by

2.	Contract Value immediately prior to the withdrawal.

The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

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The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders.

The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments. If purchase payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

If your actual returns are greater than the amounts set forth below and you make no purchase payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional purchase payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

Interest Rate	Rate of Return (net of expenses)
3%	-5.00%
4%	-1.50%
5%	0.80%
* Effective February 1, 2010, the 3% and 5% Credit Enhancement are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.

Alternate Withdrawal Charge — This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See “Extra Credit.”

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Riders Available for Purchase Only Prior to February 1, 2010 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix A – Riders Available for Purchase Only Prior to February 1, 2010 for a description of these riders.

Purchase Payments — The minimum initial purchase payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500. The minimum subsequent purchase payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum purchase payment requirement under certain circumstances. The Company will not accept, without prior Company approval, aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. The application form will be provided by the Company. If you submit your application and/or initial purchase payment to your registered representative, the Company will not begin processing the application and initial purchase payment until the Company receives them from your registered representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

The Company generally will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program. The initial purchase payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent purchase payment to your registered representative, the Company will not begin processing the purchase payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the purchase payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

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Bonus Credit — During the period that began May 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis (or a quarter if transfers were made on a quarterly, semiannual or annual basis), before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage

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allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value —You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation and all Rydex VT Subaccounts (see chart below) , which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds,

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the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you have made ;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants, which may have a negative impact on such other Owners and Participants.

In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1      Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount.
Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. We included transfers made during the 30, 60, or 90 day period prior to May 1, 2012 when enforcing this policy. For example, if you transferred money out of the Guggenheim VT Mid Cap Value subaccount on April 16, 2012, the 30 day restriction began on April 17, 2012 and ended on May 16, 2012, which means you could transfer back into the Guggenheim VT Mid Cap Value Subaccount on May 17, 2012. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Dreyfus VIF International Value	60 days
Direxion Dynamic VP HY Bond	Unlimited
Federated Fund for U.S. Government Securities II	Unlimited
Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment Grade Bond	60 days
Franklin Small-Mid Cap Growth Securities	30 days
Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT All Cap Value, Guggenheim VT Large Cap Value, Guggenheim VT Mid Cap Growth, Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Value, Guggenheim VT U.S. Long Short Momentum
30 days
Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation	Unlimited
Invesco Van Kampen V.I. American Franchise, Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value	30 days
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	30 days
PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return	30 days
Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100 Strategy, Rydex VT Inverse Russell 2000 Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100, Rydex VT NASDAQ-100 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy
Unlimited
Templeton Developing Markets Securities, Templeton Foreign Securities	30 days
Wells Fargo Advantage Opportunity VT	60 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying

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Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block-restrictions the number of "round trip transfers” into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocation to certain Subaccounts (as noted below) . Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation and all Rydex VT Subaccounts (see chart above) , which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may

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disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of purchase payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits allocated to the particular Subaccount, by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

In addition to purchase payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions other than transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See

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“Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the base mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

The base mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any transfer requests involving your Contract, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. The Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) are permitted after the Annuity Start Date only under Annuity Option 5 (unless the Owner has elected fixed annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at

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the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium tax.

The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge“ and “Extra Credit.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living

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and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge or any forfeited credit enhancements , will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior

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to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1.
The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Bonus Credit was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2, above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the

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death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from purchase payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

The withdrawal charge applies to the portion of any withdrawal, consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce purchase payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. Each purchase payment and/or Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the purchase payment and/or Bonus Credit was effective. A purchase payment is “age one” in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

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The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.10%
At least $25,000 but less than $100,000	0.95%
$100,000 or more	0.85%

During the Annuity Period   the annual mortality and expense risk charge is 1.25% during the Annuity Period, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge —The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount’s average daily net assets. The administration charge varies by Subaccount and is 0.25% for the Guggenheim VT All Cap Value, Guggenheim VT Large Cap Value, Guggenheim VT Mid Cap Growth, Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, and Guggenheim VT Small Cap Value Subaccounts; 0.35% for the Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity Subaccounts; 0.40% for the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value and Oppenheimer Main Street Small- & Mid-Cap Fund®/VA; 0.45% for Invesco V.I. Government Securities, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex

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VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100® Strategy, Rydex VT Inverse Russell 2000® Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100®, Rydex VT NASDAQ-100® 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000® 1.5x Strategy, Rydex VT Russell 2000® 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy ; 0.50% for the Federated High Income Bond II, Fidelity® VIP Contrafund®, Fidelity VIP Growth Opportunities, Fidelity® VIP Investment-Grade Bond, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, and Guggenheim VT CLS AdvisorOne Select Allocation Subaccounts; 0.55% for the Fidelity® VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, and PIMCO VIT Total Return and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Invesco Van Kampen V.I. American Franchise, Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value, Templeton Developing Markets Securities, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

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The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. (You may not select riders with total charges in excess of 2.00% of Contract Value, for riders elected prior to February 1, 2010.)

As noted in the table, certain riders are no longer available for purchase. For more information on these riders, see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010.

Optional Rider Expenses (as a percentage of Contract Value)	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	0.25%
4 % Extra Credit Rider 2
Alternative Withdrawal Charge Rider (0-Year)	0.70% 3
Alternative Withdrawal Charge Rider (4-Year)	0.60% 3
Riders Available for Purchase ONLY Prior to February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.25%
5% Guaranteed Minimum Income Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider 1	0.55% 1
3% Extra Credit Rider 2	0.40%
5% Extra Credit Rider 2	0.70%
1      The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company   guarantees the rider charge upon reset will not
exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” in Appendix A – Riders Available For Purchase Only Prior to February 1,
2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00%, for riders elected prior to February 1, 2010.

2      The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

3      If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1,
2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available only as a variable Annuity for use with the Subaccounts. (A fixed Annuity is available only under the provisions of the Guaranteed Minimum Income Benefit Rider.) Variable

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annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. Once annuity payments have commenced under Annuity Option 5, an Owner also cannot change the Annuity Option but can make partial withdrawals or surrender his or her annuity for the Withdrawal Value.

Under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

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Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.

Option 5 —Period Certain. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity

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payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.

The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-Natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary;

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the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary, if a natural person, will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who, if a natural person, is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your purchase payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VT U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VT U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you

51

may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable,

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the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

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Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

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The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal

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consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable

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tax requirements and to decline requests that are not in compliance.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($ 92,000 for a married couple filing a joint return and $ 58,000 for a single taxpayer in 2012 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $ 173,000 and $ 183,000 in 2012 . Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bear to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $110,000  to $ 125,000 in adjusted gross income ($ 173,000 to $ 183,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed , but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contributions is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary

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information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee’s spouse (or employee’s former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a 403(b) plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a 403(b) plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

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The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively.  After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions).  This would result in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold . Please consult a tax advisor for more information.

Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

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Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company’s investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser’s fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 12 months of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company’s management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek

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prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Reallocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the

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account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2011, 2010, and 2009, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $37,090.72, $214,270.68, and $267,614.85, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including advertising expenses, and other expenses of distributing the Contract.

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in

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connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker Dealers.

These payments may be significant, and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, admini-

63

stration charge, mortality and expense risk charge, rider charges and contingent deferred sales charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until August 1, 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 , and the financial statements of Variable Annuity Account A – AdvisorDesigns Variable Annuity at December 31, 2011 and for each of the specified periods ended December 31, 2011 and 2010 , are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for AdvisorDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS

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PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Direxion Dynamic VP HY Bond		The investment seeks to maximize total return (income plus capital appreciation).	Rafferty Asset Management, LLC
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
Federated Fund for U.S. Government Securities II	II	The investment seeks current income.	Federated Investment Management Company
Federated High Income Bond II	Service	The investment seeks high current income.	Federated Investment Management Company
Fidelity ® VIP Contrafund ®	Service Class 2	The investment seeks long-term capital appreciation.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC), and other investment advisers.
Fidelity ® VIP Growth Opportunities	Service Class 2	The investment seeks to provide capital growth.	Fidelity Management & Research Company	Co., Inc. (FMRC) and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	The investment seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.	Fidelity Management & Research Company	Geode Capital Management, LLC (Geode ® ) and FMR Co., Inc. (FMRC)
Fidelity ® VIP Investment Grade Bond	Service Class 2	The investment seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company	Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers
Franklin Small-Mid Cap Growth Securities	Class 2	The investment seeks long-term capital growth.	Franklin Advisers, Inc.
Guggenheim VT All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Aggressive Strategy		Seeks growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Conservative Strategy		Seeks preservation of capital and, secondarily long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Moderate Strategy		Seeks to primarily provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VT CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VT CLS AdvisorOne Select Allocation		Seeks to provide growth of capital and total return.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VT Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Mid Cap Growth		Seeks capital appreciation.	Guggenheim Investments
Guggenheim VT Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT MSCI EAFE Equal Weight		Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index.	Guggenheim Investments
Guggenheim VT Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VT Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VT U.S. Long Short Momentum		Seeks long-term capital appreciation.	Guggenheim Investments
Invesco V.I. Government Securities	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. American Franchise	Series I	Seeks capital growth.	Invesco Advisers, Inc.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary consideration.	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value	I	Seeks growth of capital.	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA	Service	Seeks capital appreciation.	OppenheimerFunds, Inc.
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Rydex VT Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VT Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VT Commodities Strategy	Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VT Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VT Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VT Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VT Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VT Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy   services field, including those that provide   services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VT Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VT Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VT Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VT Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Inverse NASDAQ-100 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Russell 2000 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VT Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VT Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT NASDAQ-100 ®	Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .	Guggenheim Investments
Rydex VT NASDAQ-100 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VT Real Estate	Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VT Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VT Russell 2000 ® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Russell 2000 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VT Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VT Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VT Transportation	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VT Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VT Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Templeton Developing Markets Securities	Class 2	The investment seeks long-term capital appreciation.	Templeton Asset Management Ltd. (Asset Management)
Templeton Foreign Securities	Class 2	The investment seeks long-term capital growth.	Templeton Investment Counsel, LLC
Wells Fargo Advantage Opportunity VT	VT	The investment seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Wells Capital Management Inc.

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Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to purchase payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Guaranteed Minimum Withdrawal Benefit —If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial purchase payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
* A percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject

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to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”

The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional purchase payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the purchase payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount . The percentage is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

While this rider is in effect, we reserve the right to restrict subsequent purchase payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by purchase payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.

If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

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ADVISORDESIGNS® VARIABLE ANNUITY

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date: May 1, 2012

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2012 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the “Company”) by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), and Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificate form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, or if you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Guggenheim VT MSCI EAFE Equal Weight  Subaccount and no Riders, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge		0.95%
Plus: Optional Rider Charge	+	N/A
Less: Base Charge	-	0.85%
Excess Charge on an Annual Basis		0.10%

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Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross monthly subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net monthly subaccount adjustment amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim VT MSCI EAFE Equal Weight Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct a n annual mortality and expense risk charge of 1.25% under Annuity Options 1 through 6. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are not payable after the Annuity Start Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $17000 for tax year 2012 . The $ 17,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,500, can be made to a 403(b) annuity during the 2012 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2012 is the lesser of (i)  $50,000, or (ii) 100% of the employee’s annual compensation.

Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions— $ 17,000 in 2012 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service

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with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $17,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $9,000 in contributions to a traditional 403(b) contract in the same year.

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $50,000. Salary reduction contributions, if any, are subject to additional annual limits.

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management, investment, and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2011, 2010, and 2009, the Company paid $ 109,747, $ 119,997, and 66,840, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and the effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return   and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT US Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT US Government Money Market Subaccount assumes that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

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Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the Separate Account inception date of August 1, 2002, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Variable Annuity Account A – AdvisorDesigns Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the

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financial statements of Variable Annuity Account A – AdvisorDesigns Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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Financial Statements

Variable Annuity Account A
AdvisorDesigns Variable Annuity
Year Ended December 31, 2011
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Financial Statements

Year Ended December 31, 2011

Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account A – AdvisorDesigns Variable Annuity
and
The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying statements of net assets and liabilities of certain of the respective subaccounts of Variable Annuity Account A (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York consisting of the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value, Federated Fund for U.S. Government Securities II, Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment Grade Bond, Franklin Small-Mid Cap Growth Securities, Invesco V.I. Capital Appreciation, Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return, Rydex|SGI VT All-Asset Aggressive Strategy, Rydex|SGI VT All-Asset Conservative Strategy, Rydex|SGI VT All-Asset Moderate Strategy, Rydex|SGI VT All Cap Value, Rydex|SGI VT CLS AdvisorOne Amerigo, Rydex|SGI VT CLS AdvisorOne Clermont, Rydex|SGI VT CLS AdvisorOne Select Allocation, Rydex|SGI VT Large Cap Value, Rydex|SGI VT Mid Cap Growth, Rydex|SGI VT Mid Cap Value, Rydex|SGI VT MSCI EAFE Equal Weight, Rydex|SGI VT Multi-Hedge Strategies, Rydex|SGI VT Small Cap Value, Rydex|SGI VT U.S. Long Short Momentum, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100 Strategy, Rydex VT Inverse Russell 2000 Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100, Rydex VT NASDAQ-100 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S.

Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy, Templeton Developing Markets Securities, Templeton Foreign Securities, and Wells Fargo Advantage Opportunity VT subaccounts, as of December 31, 2011, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account A that are available for investment by contract owners of the AdvisorDesigns Variable Annuity at December 31, 2011, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Kansas City, Missouri
April 27, 2012

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities

December 31, 2011

	Direxion Dynamic VP HY Bond	Dreyfus VIF International Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Contrafund
Assets:
Mutual funds, at market value	$2,462,517	$343,249	$566,669	$1,578,920	$1,507,208
Total assets	2,462,517	343,249	566,669	1,578,920	1,507,208

Liabilities:
Uncollected actuarial risk fee payable	85	12	23	59	56
Net assets	$2,462,432	$343,237	$566,646	$1,578,861	$1,507,152

Net assets:
Accumulation assets	2,462,432	343,237	566,646	1,542,258	1,507,152
Annuity assets	-	-	-	36,603	-
Net assets	$2,462,432	$343,237	$566,646	$1,578,861	$1,507,152

Units outstanding	290,248	57,025	55,026	118,221	132,379

Unit value	$8.49	$6.02	$10.30	$13.36	$11.39

Mutual funds, at cost	$2,458,613	$349,980	$547,887	$1,534,468	$1,437,196
Mutual fund shares	162,671	38,352	48,599	234,609	66,573
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Franklin Small-Mid Cap Growth Securities	Invesco V.I. Capital Appreciation
Assets:
Mutual funds, at market value	$157,348	$342,889	$1,081,520	$117,835	$62,641
Total assets	157,348	342,889	1,081,520	117,835	62,641

Liabilities:
Uncollected actuarial risk fee payable	6	13	40	5	3
Net assets	$157,342	$342,876	$1,081,480	$117,830	$62,638

Net assets:
Accumulation assets	119,251	342,876	1,081,480	82,409	62,638
Annuity assets	38,091	-	-	35,421	-
Net assets	$157,342	$342,876	$1,081,480	$117,830	$62,638

Units outstanding	19,851	42,606	96,146	12,539	10,286

Unit value	$7.92	$8.06	$11.25	$9.39	$6.09

Mutual funds, at cost	$149,711	$347,661	$1,077,215	$105,326	$63,999
Mutual fund shares	8,679	2,674	85,025	5,751	2,924
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Neuberger Berman AMT Guardian	Neuberger Berman AMT Partners
Assets:
Mutual funds, at market value	$122,658	$133,440	$292,637	$443,306	$205,364
Total assets	122,658	133,440	292,637	443,306	205,364

Liabilities:
Uncollected actuarial risk fee payable	4	4	10	18	8
Net assets	$122,654	$133,436	$292,627	$443,288	$205,356

Net assets:
Accumulation assets	122,654	119,935	292,627	410,116	205,356
Annuity assets	-	13,501	-	33,172	-
Net assets	$122,654	$133,436	$292,627	$443,288	$205,356

Units outstanding	12,310	16,275	33,211	49,667	23,639

Unit value	$9.93	$8.20	$8.81	$8.91	$8.69

Mutual funds, at cost	$121,643	$143,324	$292,637	$438,545	$247,551
Mutual fund shares	9,900	5,117	25,513	24,238	20,557
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Oppenheimer Main Street Small- & Mid- Cap Fund/VA	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return	Rydex | SGI VT All- Asset Aggressive Strategy
Assets:
Mutual funds, at market value	$219,312	$2,187,254	$2,104,216	$3,741,845	$880,708
Total assets	219,312	2,187,254	2,104,216	3,741,845	880,708

Liabilities:
Uncollected actuarial risk fee payable	8	84	81	144	32
Net assets	$219,304	$2,187,170	$2,104,135	$3,741,701	$880,676

Net assets:
Accumulation assets	166,204	2,148,909	2,055,815	3,701,761	880,676
Annuity assets	53,100	38,261	48,320	39,940	-
Net assets	$219,304	$2,187,170	$2,104,135	$3,741,701	$880,676

Units outstanding	26,364	211,811	175,679	329,288	104,633

Unit value	$8.28	$10.32	$11.97	$11.35	$8.42

Mutual funds, at cost	$171,311	$2,170,208	$2,002,261	$3,761,072	$917,157
Mutual fund shares	12,886	210,718	150,840	339,550	38,781
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex | SGI VT All- Asset Conservative Strategy	Rydex | SGI VT All- Asset Moderate Strategy	Rydex | SGI VT All Cap Value	Rydex | SGI VT CLS AdvisorOne Amerigo	Rydex | SGI VT CLS AdvisorOne Clermont
Assets:
Mutual funds, at market value	$770,592	$696,604	$7,573	$4,661,966	$2,204,004
Total assets	770,592	696,604	7,573	4,661,966	2,204,004

Liabilities:
Uncollected actuarial risk fee payable	28	25	-	174	82
Net assets	$770,564	$696,579	$7,573	$4,661,792	$2,203,922

Net assets:
Accumulation assets	770,564	696,579	7,573	4,661,792	2,203,922
Annuity assets	-	-	-	-	-
Net assets	$770,564	$696,579	$7,573	$4,661,792	$2,203,922

Units outstanding	90,027	82,512	549	443,210	245,496

Unit value	$8.56	$8.44	$13.78	$10.52	$8.97

Mutual funds, at cost	$776,683	$700,076	$6,768	$4,542,856	$2,244,588
Mutual fund shares	32,777	29,306	355	145,686	95,000
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex | SGI VT CLS AdvisorOne Select Allocation	Rydex | SGI VT Large Cap Value	Rydex | SGI VT Mid Cap Growth	Rydex | SGI VT Mid Cap Value	Rydex | SGI VT MSCI EAFE Equal Weight
Assets:
Mutual funds, at market value	$1,908,742	$1,685	$9,134	$383,060	$248,729
Total assets	1,908,742	1,685	9,134	383,060	248,729

Liabilities:
Uncollected actuarial risk fee payable	71	-	-	12	7
Net assets	$1,908,671	$1,685	$9,134	$383,048	$248,722

Net assets:
Accumulation assets	1,908,671	1,685	9,134	383,048	248,722
Annuity assets	-	-	-	-	-
Net assets	$1,908,671	$1,685	$9,134	$383,048	$248,722

Units outstanding	235,922	131	578	24,927	26,915

Unit value	$8.09	$12.83	$15.85	$15.37	$9.23

Mutual funds, at cost	$2,021,846	$1,779	$7,124	$389,072	$279,285
Mutual fund shares	84,607	68	318	7,167	28,821
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex | SGI VT Multi-Hedge Strategies	Rydex | SGI VT Small Cap Value	Rydex | SGI VT U.S. Long Short Momentum	Rydex VT Banking	Rydex VT Basic Materials
Assets:
Mutual funds, at market value	$40,928	$505,995	$104,333	$20,186	$136,406
Total assets	40,928	505,995	104,333	20,186	136,406

Liabilities:
Uncollected actuarial risk fee payable	1	15	4	1	5
Net assets	$40,927	$505,980	$104,329	$20,185	$136,401

Net assets:
Accumulation assets	40,927	505,980	104,329	20,185	107,957
Annuity assets	-	-	-	-	28,444
Net assets	$40,927	$505,980	$104,329	$20,185	$136,401

Units outstanding	5,619	25,051	11,657	5,362	10,502

Unit value	$7.29	$20.20	$8.94	$3.77	$12.99

Mutual funds, at cost	$44,554	$528,479	$119,940	$20,477	$165,957
Mutual fund shares	1,859	15,768	8,723	1,866	5,259
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics
Assets:
Mutual funds, at market value	$300,869	$24,822	$192,656	$112,233	$44,545
Total assets	300,869	24,822	192,656	112,233	44,545

Liabilities:
Uncollected actuarial risk fee payable	11	1	7	4	2
Net assets	$300,858	$24,821	$192,649	$112,229	$44,543

Net assets:
Accumulation assets	300,858	24,821	192,649	112,229	44,543
Annuity assets	-	-	-	-	-
Net assets	$300,858	$24,821	$192,649	$112,229	$44,543

Units outstanding	43,206	5,147	14,331	14,850	15,127

Unit value	$6.99	$4.82	$13.48	$7.56	$2.95

Mutual funds, at cost	$289,006	$29,720	$189,135	$109,067	$86,603
Mutual fund shares	10,913	2,183	4,607	1,259	15,630
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy
Assets:
Mutual funds, at market value	$321,713	$263,829	$33,265	$54,180	$806,902
Total assets	321,713	263,829	33,265	54,180	806,902

Liabilities:
Uncollected actuarial risk fee payable	12	9	1	2	29
Net assets	$321,701	$263,820	$33,264	$54,178	$806,873

Net assets:
Accumulation assets	321,701	263,820	33,264	54,178	806,873
Annuity assets	-	-	-	-	-
Net assets	$321,701	$263,820	$33,264	$54,178	$806,873

Units outstanding	24,814	26,014	5,817	11,739	56,563

Unit value	$13.00	$10.15	$5.72	$4.63	$14.25

Mutual funds, at cost	$333,423	$335,560	$35,413	$62,220	$792,375
Mutual fund shares	11,003	11,868	2,648	4,197	40,918
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Health Care	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse Mid-Cap Strategy
Assets:
Mutual funds, at market value	$175,521	$51,625	$7,304	$76,199	$14,178
Total assets	175,521	51,625	7,304	76,199	14,178

Liabilities:
Uncollected actuarial risk fee payable	6	2	-	3	1
Net assets	$175,515	$51,623	$7,304	$76,196	$14,177

Net assets:
Accumulation assets	175,515	51,623	7,304	76,196	14,177
Annuity assets	-	-	-	-	-
Net assets	$175,515	$51,623	$7,304	$76,196	$14,177

Units outstanding	20,705	10,333	3,515	25,223	4,294

Unit value	$8.46	$4.99	$2.08	$3.02	$3.30

Mutual funds, at cost	$184,164	$54,759	$8,180	$95,503	$16,499
Mutual fund shares	5,954	2,974	729	7,736	676
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Inverse NASDAQ-100 Strategy	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Japan 2x Strategy	Rydex VT Leisure
Assets:
Mutual funds, at market value	$13,998	$15,654	$31,674	$16,696	$74,568
Total assets	13,998	15,654	31,674	16,696	74,568

Liabilities:
Uncollected actuarial risk fee payable	1	1	1	1	3
Net assets	$13,997	$15,653	$31,673	$16,695	$74,565

Net assets:
Accumulation assets	13,997	15,653	31,673	16,695	74,565
Annuity assets	-	-	-	-	-
Net assets	$13,997	$15,653	$31,673	$16,695	$74,565

Units outstanding	4,578	5,071	8,539	3,063	10,756

Unit value	$3.06	$3.09	$3.71	$5.45	$6.93

Mutual funds, at cost	$13,688	$16,871	$32,321	$18,463	$73,525
Mutual fund shares	1,318	817	990	1,093	1,342
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Mid-Cap 1.5x Strategy	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals
Assets:
Mutual funds, at market value	$123,125	$360,830	$12,948	$632,988	$445,900
Total assets	123,125	360,830	12,948	632,988	445,900

Liabilities:
Uncollected actuarial risk fee payable	4	13	-	23	16
Net assets	$123,121	$360,817	$12,948	$632,965	$445,884

Net assets:
Accumulation assets	123,121	360,817	12,948	632,965	445,884
Annuity assets	-	-	-	-	-
Net assets	$123,121	$360,817	$12,948	$632,965	$445,884

Units outstanding	11,101	43,118	2,996	111,490	21,441

Unit value	$11.09	$8.38	$4.33	$5.66	$20.82

Mutual funds, at cost	$120,467	$369,227	$14,017	$607,730	$531,306
Mutual fund shares	6,484	18,677	626	8,751	30,901
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Real Estate	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 2x Strategy
Assets:
Mutual funds, at market value	$182,215	$146,943	$107,617	$4,776	$16,251
Total assets	182,215	146,943	107,617	4,776	16,251

Liabilities:
Uncollected actuarial risk fee payable	7	5	4	-	1
Net assets	$182,208	$146,938	$107,613	$4,776	$16,250

Net assets:
Accumulation assets	182,208	146,938	107,613	4,776	16,250
Annuity assets	-	-	-	-	-
Net assets	$182,208	$146,938	$107,613	$4,776	$16,250

Units outstanding	15,621	14,930	12,746	1,199	3,493

Unit value	$11.69	$9.82	$8.44	$3.99	$4.66

Mutual funds, at cost	$189,397	$149,697	$106,244	$5,134	$16,061
Mutual fund shares	7,035	10,269	4,025	44	150
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth
Assets:
Mutual funds, at market value	$7,941,085	$8,014,508	$308,967	$136,302	$126,802
Total assets	7,941,085	8,014,508	308,967	136,302	126,802

Liabilities:
Uncollected actuarial risk fee payable	287	288	11	5	5
Net assets	$7,940,798	$8,014,220	$308,956	$136,297	$126,797

Net assets:
Accumulation assets	7,940,798	8,014,220	308,956	136,297	126,797
Annuity assets	-	-	-	-	-
Net assets	$7,940,798	$8,014,220	$308,956	$136,297	$126,797

Units outstanding	860,744	945,738	24,092	13,968	11,621

Unit value	$9.24	$8.49	$12.83	$9.76	$10.87

Mutual funds, at cost	$7,889,031	$7,910,080	$331,455	$135,554	$128,181
Mutual fund shares	264,791	101,733	8,463	1,848	4,101
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT S&P SmallCap 600 Pure Value	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Telecommunications	Rydex VT Transportation
Assets:
Mutual funds, at market value	$156,208	$14,743	$162,531	$39,704	$32,436
Total assets	156,208	14,743	162,531	39,704	32,436

Liabilities:
Uncollected actuarial risk fee payable	6	1	6	1	1
Net assets	$156,202	$14,742	$162,525	$39,703	$32,435

Net assets:
Accumulation assets	156,202	14,742	162,525	39,703	32,435
Annuity assets	-	-	-	-	-
Net assets	$156,202	$14,742	$162,525	$39,703	$32,435

Units outstanding	18,017	2,998	33,341	8,317	3,891

Unit value	$8.67	$4.91	$4.87	$4.77	$8.34

Mutual funds, at cost	$149,987	$14,319	$181,747	$43,664	$32,067
Mutual fund shares	1,691	1,172	15,275	4,412	2,319
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT U.S. Government Money Market	Rydex VT Utilities	Templeton Developing Markets Securities	Templeton Foreign Securities	Wells Fargo Advantage Opportunity VT
Assets:
Mutual funds, at market value	$10,311,999	$382,359	$307,750	$55,036	$178,745
Total assets	10,311,999	382,359	307,750	55,036	178,745

Liabilities:
Uncollected actuarial risk fee payable	371	14	12	2	7
Net assets	$10,311,628	$382,345	$307,738	$55,034	$178,738

Net assets:
Accumulation assets	10,298,211	382,345	280,616	55,034	133,734
Annuity assets	13,417	-	27,122	-	45,004
Net assets	$10,311,628	$382,345	$307,738	$55,034	$178,738

Units outstanding	1,439,592	55,864	15,028	6,091	17,696

Unit value	$7.17	$6.84	$20.48	$9.03	$10.10

Mutual funds, at cost	$10,311,999	$367,974	$323,463	$65,187	$176,240
Mutual fund shares	10,311,999	19,608	32,670	4,382	10,285
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations
Year Ended December 31, 2011

	Direxion Dynamic VP HY Bond	Dreyfus VIF International Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Contrafund
Investment income (loss):
Dividend distributions	$168,651	$905	$24,615	$85,898	$9,994
Expenses:
Mortality and expense risk charge	(38,639)	(447)	(4,940)	(8,830)	(12,803)
Other expense charge	(18,183)	(210)	(3,487)	(5,194)	(7,531)
Net investment income (loss)	111,829	248	16,188	71,874	(10,340)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(399,644)	(135)	917	17,340	52,634
Change in unrealized appreciation/depreciation on investments during the year	332,096	(8,267)	6,626	(53,607)	(130,385)
Net realized and unrealized capital gain (loss) on investments	(67,548)	(8,402)	7,543	(36,267)	(77,751)
Net increase (decrease) in net assets from operations	$44,281	$(8,154)	$23,731	$35,607	$(88,091)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Franklin Small- Mid Cap Growth Securities	Invesco V.I. Capital Appreciation
Investment income (loss):
Dividend distributions	$-	$6,535	$32,821	$-	$120
Expenses:
Mortality and expense risk charge	(2,083)	(2,401)	(7,525)	(1,526)	(601)
Other expense charge	(1,226)	(1,554)	(4,426)	(1,077)	(424)
Net investment income (loss)	(3,309)	2,580	20,870	(2,603)	(905)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	5,762	24,889	-	-
Realized capital gain (loss) on sales of fund shares	26,126	(7,445)	11,064	11,840	1,395
Change in unrealized appreciation/depreciation on investments during the year	(32,015)	3,694	(11,604)	(24,440)	(5,845)
Net realized and unrealized capital gain (loss) on investments	(5,889)	2,011	24,349	(12,600)	(4,450)
Net increase (decrease) in net assets from operations	$(9,198)	$4,591	$45,219	$(15,203)	$(5,355)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Invesco V.I. Government Securities **	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Neuberger Berman AMT Guardian	Neuberger Berman AMT Partners
Investment income (loss):
Dividend distributions	$-	$3,373	$149	$2,444	$-
Expenses:
Mortality and expense risk charge	(1,282)	(2,214)	(1,349)	(4,465)	(1,678)
Other expense charge	(680)	(912)	(556)	(3,152)	(1,185)
Net investment income (loss)	(1,962)	247	(1,756)	(5,173)	(2,863)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(13,013)	28,399	32,172	7,575	(9,668)
Change in unrealized appreciation/depreciation on investments during the year	1,015	(38,668)	(35,733)	(23,449)	(13,541)
Net realized and unrealized capital gain (loss) on investments	(11,998)	(10,269)	(3,561)	(15,874)	(23,209)
Net increase (decrease) in net assets from operations	$(13,960)	$(10,022)	$(5,317)	$(21,047)	$(26,072)
** For the period April 29, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Oppenheimer Main Street Small- & Mid-Cap Fund/VA	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return	Rydex | SGI VT All-Asset Aggressive Strategy
Investment income (loss):
Dividend distributions	$803	$16,604	$25,802	$46,739	$6,555
Expenses:
Mortality and expense risk charge	(1,938)	(8,342)	(10,611)	(15,197)	(5,314)
Other expense charge	(912)	(5,398)	(6,866)	(9,834)	(2,814)
Net investment income (loss)	(2,047)	2,864	8,325	21,708	(1,573)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	38,286	23,751	-
Realized capital gain (loss) on sales of fund shares	45,725	11,268	11,383	8,004	(128)
Change in unrealized appreciation/depreciation on investments during the year	(53,694)	(13,357)	60,482	(2,141)	(33,570)
Net realized and unrealized capital gain (loss) on investments	(7,969)	(2,089)	110,151	29,614	(33,698)
Net increase (decrease) in net assets from operations	$(10,016)	$775	$118,476	$51,322	$(35,271)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex | SGI VT All-Asset Conservative Strategy	Rydex | SGI VT All-Asset Moderate Strategy	Rydex | SGI VT All Cap Value	Rydex | SGI VT CLS AdvisorOne Amerigo	Rydex | SGI VT CLS AdvisorOne Clermont
Investment income (loss):
Dividend distributions	$778	$509	$-	$-	$40,420
Expenses:
Mortality and expense risk charge	(1,533)	(1,101)	(70)	(37,513)	(17,309)
Other expense charge	(812)	(583)	(21)	(22,067)	(10,182)
Net investment income (loss)	(1,567)	(1,175)	(91)	(59,580)	12,929

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(744)	845	51	156,136	(281)
Change in unrealized appreciation/depreciation on investments during the year	(6,132)	(7,239)	(415)	(402,799)	(33,539)
Net realized and unrealized capital gain (loss) on investments	(6,876)	(6,394)	(364)	(246,663)	(33,820)
Net increase (decrease) in net assets from operations	$(8,443)	$(7,569)	$(455)	$(306,243)	$(20,891)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex | SGI VT CLS AdvisorOne Select Allocation	Rydex | SGI VT Large Cap Value	Rydex | SGI VT Mid Cap Growth	Rydex | SGI VT Mid Cap Value	Rydex | SGI VT MSCI EAFE Equal Weight
Investment income (loss):
Dividend distributions	$30,740	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(17,045)	(31)	(88)	(802)	(2,838)
Other expense charge	(10,027)	(9)	(26)	(236)	(835)
Net investment income (loss)	3,668	(40)	(114)	(1,038)	(3,673)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(7,287)	794	992	659	8,851
Change in unrealized appreciation/depreciation on investments during the year	(92,103)	(719)	(1,282)	(9,859)	(52,251)
Net realized and unrealized capital gain (loss) on investments	(99,390)	75	(290)	(9,200)	(43,400)
Net increase (decrease) in net assets from operations	$(95,722)	$35	$(404)	$(10,238)	$(47,073)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex | SGI VT Multi-Hedge Strategies	Rydex | SGI VT Small Cap Value	Rydex | SGI VT U.S. Long Short Momentum	Rydex VT Banking	Rydex VT Basic Materials
Investment income (loss):
Dividend distributions	$-	$-	$-	$25	$-
Expenses:
Mortality and expense risk charge	(327)	(3,463)	(1,011)	(113)	(5,200)
Other expense charge	(174)	(1,018)	(535)	(60)	(2,753)
Net investment income (loss)	(501)	(4,481)	(1,546)	(148)	(7,953)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	161,095
Realized capital gain (loss) on sales of fund shares	(1,553)	69,665	(1,883)	(2,013)	288,093
Change in unrealized appreciation/depreciation on investments during the year	2,768	(75,525)	(6,171)	(1,614)	(587,902)
Net realized and unrealized capital gain (loss) on investments	1,215	(5,860)	(8,054)	(3,627)	(138,714)
Net increase (decrease) in net assets from operations	$714	$(10,341)	$(9,600)	$(3,775)	$(146,667)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics
Investment income (loss):
Dividend distributions	$-	$2,887	$5,379	$-	$-
Expenses:
Mortality and expense risk charge	(5,475)	(1,193)	(4,537)	(1,618)	(2,149)
Other expense charge	(2,898)	(632)	(2,402)	(856)	(1,138)
Net investment income (loss)	(8,373)	1,062	(1,560)	(2,474)	(3,287)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	30,443
Realized capital gain (loss) on sales of fund shares	(72,744)	(51,519)	59,596	(116,806)	(12,216)
Change in unrealized appreciation/depreciation on investments during the year	(986)	(9,203)	305	(1,008)	(39,893)
Net realized and unrealized capital gain (loss) on investments	(73,730)	(60,722)	59,901	(117,814)	(21,666)
Net increase (decrease) in net assets from operations	$(82,103)	$(59,660)	$58,341	$(120,288)	$(24,953)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$40	$9,224
Expenses:
Mortality and expense risk charge	(8,147)	(6,302)	(1,839)	(2,569)	(5,930)
Other expense charge	(4,313)	(3,337)	(974)	(1,360)	(3,139)
Net investment income (loss)	(12,460)	(9,639)	(2,813)	(3,889)	155

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	4,546	32,426	-	-	-
Realized capital gain (loss) on sales of fund shares	469,592	57,798	(34,467)	62,243	88,238
Change in unrealized appreciation/depreciation on investments during the year	(368,555)	(131,135)	(2,586)	(12,355)	17,606
Net realized and unrealized capital gain (loss) on investments	105,583	(40,911)	(37,053)	49,888	105,844
Net increase (decrease) in net assets from operations	$93,123	$(50,550)	$(39,866)	$45,999	$105,999
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Health Care	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse Mid-Cap Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(4,456)	(3,298)	(133)	(815)	(371)
Other expense charge	(2,359)	(1,746)	(70)	(431)	(197)
Net investment income (loss)	(6,815)	(5,044)	(203)	(1,246)	(568)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(23,751)	(127,299)	(14,370)	(21,447)	(30,151)
Change in unrealized appreciation/depreciation on investments during the year	(17,370)	(96,580)	(876)	(18,315)	9,149
Net realized and unrealized capital gain (loss) on investments	(41,121)	(223,879)	(15,246)	(39,762)	(21,002)
Net increase (decrease) in net assets from operations	$(47,936)	$(228,923)	$(15,449)	$(41,008)	$(21,570)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Inverse NASDAQ-100 Strategy	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Japan 2x Strategy	Rydex VT Leisure
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(580)	(499)	(34,015)	(1,982)	(1,628)
Other expense charge	(307)	(264)	(18,008)	(1,049)	(862)
Net investment income (loss)	(887)	(763)	(52,023)	(3,031)	(2,490)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	32,196	(21,940)	(997,271)	(11,954)	70,220
Change in unrealized appreciation/depreciation on investments during the year	7,127	(280)	9,215	(109,473)	(76,584)
Net realized and unrealized capital gain (loss) on investments	39,323	(22,220)	(988,056)	(121,427)	(6,364)
Net increase (decrease) in net assets from operations	$38,436	$(22,983)	$(1,040,079)	$(124,458)	$(8,854)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Mid- Cap 1.5x Strategy	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals
Investment income (loss):
Dividend distributions	$-	$-	$-	$338	$409
Expenses:
Mortality and expense risk charge	(2,379)	(4,348)	(125)	(6,462)	(7,955)
Other expense charge	(1,260)	(2,302)	(66)	(3,421)	(4,212)
Net investment income (loss)	(3,639)	(6,650)	(191)	(9,545)	(11,758)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	2,041	-	-
Realized capital gain (loss) on sales of fund shares	42,162	46,996	4,227	112,958	(151,897)
Change in unrealized appreciation/depreciation on investments during the year	(55,628)	(57,349)	(6,077)	(138,263)	(328,034)
Net realized and unrealized capital gain (loss) on investments	(13,466)	(10,353)	191	(25,305)	(479,931)
Net increase (decrease) in net assets from operations	$(17,105)	$(17,003)	$-	$(34,850)	$(491,689)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Real Estate	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 2x Strategy
Investment income (loss):
Dividend distributions	$5,139	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(2,623)	(1,868)	(1,012)	(304)	(635)
Other expense charge	(1,389)	(989)	(536)	(162)	(336)
Net investment income (loss)	1,127	(2,857)	(1,548)	(466)	(971)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	32,700	-
Realized capital gain (loss) on sales of fund shares	(223,444)	(108,843)	7,935	(138,059)	(7,335)
Change in unrealized appreciation/depreciation on investments during the year	(19,099)	(6,673)	(10,479)	(667)	(7,205)
Net realized and unrealized capital gain (loss) on investments	(242,543)	(115,516)	(2,544)	(106,026)	(14,540)
Net increase (decrease) in net assets from operations	$(241,416)	$(118,373)	$(4,092)	$(106,492)	$(15,511)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth
Investment income (loss):
Dividend distributions	$-	$2,437	$-	$-	$-
Expenses:
Mortality and expense risk charge	(65,328)	(63,312)	(16,687)	(8,543)	(4,212)
Other expense charge	(34,585)	(33,518)	(8,834)	(4,523)	(2,230)
Net investment income (loss)	(99,913)	(94,393)	(25,521)	(13,066)	(6,442)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	42,421	-	-
Realized capital gain (loss) on sales of fund shares	(165,707)	(1,443,109)	651,218	257,616	93,049
Change in unrealized appreciation/depreciation on investments during the year	(525,074)	95,468	(560,887)	(284,111)	(267,329)
Net realized and unrealized capital gain (loss) on investments	(690,781)	(1,347,641)	132,752	(26,495)	(174,280)
Net increase (decrease) in net assets from operations	$(790,694)	$(1,442,034)	$107,231	$(39,561)	$(180,722)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT S&P SmallCap 600 Pure Value	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Telecommunications	Rydex VT Transportation
Investment income (loss):
Dividend distributions	$-	$-	$-	$262	$-
Expenses:
Mortality and expense risk charge	(2,802)	(67)	(3,367)	(498)	(2,503)
Other expense charge	(1,484)	(36)	(1,783)	(264)	(1,325)
Net investment income (loss)	(4,286)	(103)	(5,150)	(500)	(3,828)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	27,298	743	-
Realized capital gain (loss) on sales of fund shares	178,919	(943)	37,365	(13,219)	(1,505)
Change in unrealized appreciation/depreciation on investments during the year	(248,627)	1,049	(29,969)	(9,524)	(483)
Net realized and unrealized capital gain (loss) on investments	(69,708)	106	34,694	(22,000)	(1,988)
Net increase (decrease) in net assets from operations	$(73,994)	$3	$29,544	$(22,500)	$(5,816)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT U.S. Government Money Market	Rydex VT Utilities	Rydex VT Weakening Dollar 2x Strategy	Templeton Developing Markets Securities	Templeton Foreign Securities
Investment income (loss):
Dividend distributions	$410	$4,906	$-	$2,310	$2,729
Expenses:
Mortality and expense risk charge	(122,202)	(3,789)	(77)	(1,988)	(1,305)
Other expense charge	(64,695)	(2,006)	(41)	(1,403)	(921)
Net investment income (loss)	(186,487)	(889)	(118)	(1,081)	503

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	(8,067)	551	4,773	4,445
Change in unrealized appreciation/depreciation on investments during the year	-	12,657	-	(56,352)	(22,530)
Net realized and unrealized capital gain (loss) on investments	-	4,590	551	(51,579)	(18,085)
Net increase (decrease) in net assets from operations	$(186,487)	$3,701	$433	$(52,660)	$(17,582)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

Wells Fargo Advantage Opportunity VT
Investment income (loss):
Dividend distributions	$381
Expenses:
Mortality and expense risk charge	(2,130)
Other expense charge	(1,379)
Net investment income (loss)	(3,128)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-
Realized capital gain (loss) on sales of fund shares	6,174
Change in unrealized appreciation/depreciation on investments during the year	(23,452)
Net realized and unrealized capital gain (loss) on investments	(17,278)
Net increase (decrease) in net assets from operations	$(20,406)
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2010

	Direxion Dynamic VP HY Bond		Dreyfus VIF International Value		Federated Fund for U.S. Government Securities II		Federated High Income Bond II
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$111,829	$500,531	$248	$(1,852)	$16,188	$16,071	$71,874	$298,577
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(399,644)	119,647	(135)	(125,370)	917	(2,177)	17,340	142,410
Change in unrealized appreciation/depreciation on investments during the year	332,096	(426,987)	(8,267)	(11,777)	6,626	4,782	(53,607)	(234,376)
Net increase (decrease) in net assets from operations	44,281	193,191	(8,154)	(138,999)	23,731	18,676	35,607	206,611

From contract owner transactions:
Variable annuity deposits	577	783,649	-	1,503	-	18	44,444	3,072
Contract owner maintenance charges	(34,610)	(44,179)	(447)	(1,667)	(3,309)	(4,081)	(7,983)	(29,595)
Terminations and withdrawals	(378,927)	(1,039,221)	(7,455)	(28,835)	(33,805)	(55,889)	(247,673)	(927,671)
Annuity payments	-	-	-	-	-	-	(40,650)	-
Transfers between subaccounts, net	(8,150,304)	8,958,892	306,992	(785,048)	(28,770)	103,421	732,139	(134,563)
Mortality Adjustments	-	-	-	-	-	-	537	-
Net increase (decrease) in net assets from contract owner transactions	(8,563,264)	8,659,141	299,090	(814,047)	(65,884)	43,469	480,814	(1,088,757)
Net increase (decrease) in net assets	(8,518,983)	8,852,332	290,936	(953,046)	(42,153)	62,145	516,421	(882,146)
Net assets at beginning of year	10,981,415	2,129,083	52,301	1,005,347	608,799	546,654	1,062,440	1,944,586
Net assets at end of year	$2,462,432	$10,981,415	$343,237	$52,301	$566,646	$608,799	$1,578,861	$1,062,440
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Fidelity VIP Contrafund		Fidelity VIP Growth Opportunities		Fidelity VIP Index 500		Fidelity VIP Investment Grade Bond
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(10,340)	$(12,306)	$(3,309)	$(1,964)	$2,580	$(133)	$20,870	$16,813
Capital gains distributions	-	723	-	-	5,762	5,355	24,889	9,233
Realized capital gain (loss) on sales of fund shares	52,634	84,521	26,126	17,821	(7,445)	(74,943)	11,064	12,039
Change in unrealized appreciation/depreciation on investments during the year	(130,385)	225,293	(32,015)	22,545	3,694	92,959	(11,604)	7,970
Net increase (decrease) in net assets from operations	(88,091)	298,231	(9,198)	38,402	4,591	23,238	45,219	46,055

From contract owner transactions:
Variable annuity deposits	17	42	45,005	1	7	5,123	3,186	394
Contract owner maintenance charges	(11,046)	(21,077)	(1,837)	(1,048)	(2,370)	(3,353)	(7,781)	(7,559)
Terminations and withdrawals	(272,968)	(787,572)	(36,803)	(9,403)	(56,494)	(389,654)	(153,927)	(88,417)
Annuity payments	-	-	(46,961)	-	-	-	-	-
Transfers between subaccounts, net	296,001	(101,690)	1,034	(28,032)	143,364	30,972	355,542	138,759
Mortality Adjustments	-	-	519	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	12,004	(910,297)	(39,043)	(38,482)	84,507	(356,912)	197,020	43,177
Net increase (decrease) in net assets	(76,087)	(612,066)	(48,241)	(80)	89,098	(333,674)	242,239	89,232
Net assets at beginning of year	1,583,239	2,195,305	205,583	205,663	253,778	587,452	839,241	750,009
Net assets at end of year	$1,507,152	$1,583,239	$157,342	$205,583	$342,876	$253,778	$1,081,480	$839,241
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Franklin Small-Mid Cap Growth Securities		Invesco V.I. Capital Appreciation		Invesco V.I. Government Securities**	Invesco V.I. International Growth
	2011	2010	2011	2010	2011	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,603)	$(1,904)	$(905)	$(624)	$(1,962)	$247	$1,826
Capital gains distributions	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	11,840	23,341	1,395	403	(13,013)	28,399	140,169
Change in unrealized appreciation/depreciation on investments during the year	(24,440)	6,480	(5,845)	12,059	1,015	(38,668)	(53,980)
Net increase (decrease) in net assets from operations	(15,203)	27,917	(5,355)	11,838	(13,960)	(10,022)	88,015

From contract owner transactions:
Variable annuity deposits	43,982	1	-	2,561	-	15,568	4,263
Contract owner maintenance charges	(808)	(569)	(475)	(713)	(1,462)	(2,077)	(9,874)
Terminations and withdrawals	(21,447)	(266,227)	(13,698)	(21,034)	(5,908)	(33,566)	(167,631)
Annuity payments	(45,824)	-	-	-	-	(17,562)	-
Transfers between subaccounts, net	(15,993)	30,612	4,836	(6,309)	143,984	(199,782)	(1,341,775)
Mortality Adjustments	496	-	-	-	-	200	-
Net increase (decrease) in net assets from contract owner transactions	(39,594)	(236,183)	(9,337)	(25,495)	136,614	(237,219)	(1,515,017)
Net increase (decrease) in net assets	(54,797)	(208,266)	(14,692)	(13,657)	122,654	(247,241)	(1,427,002)
Net assets at beginning of year	172,627	380,893	77,330	90,987	-	380,677	1,807,679
Net assets at end of year	$117,830	$172,627	$62,638	$77,330	$122,654	$133,436	$380,677
** For the period April 29, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Invesco V.I. Mid Cap Core Equity		Neuberger Berman AMT Guardian		Neuberger Berman AMT Partners		Oppenheimer Main Street Small- & Mid-Cap Fund/VA
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,756)	$(1,502)	$(5,173)	$(1,668)	$(2,863)	$(1,989)	$(2,047)	$(3,352)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	32,172	2,509	7,575	3,433	(9,668)	(62,472)	45,725	58,961
Change in unrealized appreciation/depreciation on investments during the year	(35,733)	39,450	(23,449)	21,369	(13,541)	89,634	(53,694)	24,360
Net increase (decrease) in net assets from operations	(5,317)	40,457	(21,047)	23,134	(26,072)	25,173	(10,016)	79,969

From contract owner transactions:
Variable annuity deposits	14	2	40,290	158	10	125	63,687	4
Contract owner maintenance charges	(1,371)	(2,549)	(3,569)	(1,417)	(748)	(1,654)	(1,113)	(2,726)
Terminations and withdrawals	(9,064)	(25,325)	(97,342)	(26,121)	(39,177)	(43,765)	(22,629)	(183,128)
Annuity payments	-	-	(41,992)	-	-	-	(66,383)	-
Transfers between subaccounts, net	(34,570)	159,174	(384)	442,233	103,264	(116,905)	(58,131)	50,568
Mortality Adjustments	-	-	471	-	-	-	679	-
Net increase (decrease) in net assets from contract owner transactions	(44,991)	131,302	(102,526)	414,853	63,349	(162,199)	(83,890)	(135,282)
Net increase (decrease) in net assets	(50,308)	171,759	(123,573)	437,987	37,277	(137,026)	(93,906)	(55,313)
Net assets at beginning of year	342,935	171,176	566,861	128,874	168,079	305,105	313,210	368,523
Net assets at end of year	$292,627	$342,935	$443,288	$566,861	$205,356	$168,079	$219,304	$313,210
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	PIMCO VIT Low Duration		PIMCO VIT Real Return		PIMCO VIT Total Return		Rydex | SGI VT All-Asset Aggressive Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,864	$2,488	$8,325	$(362)	$21,708	$65,811	$(1,573)	$(3,233)
Capital gains distributions	-	3,761	38,286	10,392	23,751	71,162	-	-
Realized capital gain (loss) on sales of fund shares	11,268	5,176	11,383	37,484	8,004	554,205	(128)	(1,031)
Change in unrealized appreciation/depreciation on investments during the year	(13,357)	36,801	60,482	17,244	(2,141)	(64,600)	(33,570)	65,570
Net increase (decrease) in net assets from operations	775	48,226	118,476	64,758	51,322	626,578	(35,271)	61,306

From contract owner transactions:
Variable annuity deposits	41,099	-	48,092	210,212	45,982	407	6,000	6,003
Contract owner maintenance charges	(7,688)	(13,045)	(6,198)	(6,858)	(14,028)	(64,165)	(4,350)	(4,057)
Terminations and withdrawals	(150,099)	(85,326)	(108,147)	(36,846)	(265,836)	(1,618,485)	-	-
Annuity payments	(42,948)	-	(50,261)	-	(44,015)	-	-	-
Transfers between subaccounts, net	1,174,618	(127,130)	940,281	28,227	2,164,382	221,624	288,818	-
Mortality Adjustments	579	-	722	-	566	-	-	-
Net increase (decrease) in net assets from contract owner transactions	1,015,561	(225,501)	824,489	194,735	1,887,051	(1,460,619)	290,468	1,946
Net increase (decrease) in net assets	1,016,336	(177,275)	942,965	259,493	1,938,373	(834,041)	255,197	63,252
Net assets at beginning of year	1,170,834	1,348,109	1,161,170	901,677	1,803,328	2,637,369	625,479	562,227
Net assets at end of year	$2,187,170	$1,170,834	$2,104,135	$1,161,170	$3,741,701	$1,803,328	$880,676	$625,479
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex | SGI VT All-Asset Conservative Strategy		Rydex | SGI VT All-Asset Moderate Strategy		Rydex | SGI VT All Cap Value		Rydex | SGI VT CLS AdvisorOne Amerigo
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,567)	$612	$(1,175)	$620	$(91)	$(74)	$(59,580)	$(59,037)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(744)	(25)	845	(123)	51	2,462	156,136	(126,758)
Change in unrealized appreciation/depreciation on investments during the year	(6,132)	2,072	(7,239)	4,310	(415)	171	(402,799)	742,761
Net increase (decrease) in net assets from operations	(8,443)	2,659	(7,569)	4,807	(455)	2,559	(306,243)	556,966

From contract owner transactions:
Variable annuity deposits	-	5	-	23	-	11	22,561	16,643
Contract owner maintenance charges	(1,241)	(189)	(928)	(493)	(58)	(46)	(36,476)	(39,825)
Terminations and withdrawals	(9,020)	(293)	(8,973)	(6,802)	(318)	(14,393)	(1,035,510)	(628,121)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	744,656	17,041	634,510	32,244	-	7,512	1,217,348	(173,331)
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	734,395	16,564	624,609	24,972	(376)	(6,916)	167,923	(824,634)
Net increase (decrease) in net assets	725,952	19,223	617,040	29,779	(831)	(4,357)	(138,320)	(267,668)
Net assets at beginning of year	44,612	25,389	79,539	49,760	8,404	12,761	4,800,112	5,067,780
Net assets at end of year	$770,564	$44,612	$696,579	$79,539	$7,573	$8,404	$4,661,792	$4,800,112
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex | SGI VT CLS AdvisorOne Clermont		Rydex | SGI VT CLS AdvisorOne Select Allocation		Rydex | SGI VT Large Cap Value		Rydex | SGI VT Mid Cap Growth
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$12,929	$6,455	$3,668	$7,744	$(40)	$(349)	$(114)	$(231)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(281)	(45,324)	(7,287)	(61,631)	794	(241)	992	13,923
Change in unrealized appreciation/depreciation on investments during the year	(33,539)	235,727	(92,103)	295,511	(719)	590	(1,282)	(9,624)
Net increase (decrease) in net assets from operations	(20,891)	196,858	(95,722)	241,624	35	-	(404)	4,068

From contract owner transactions:
Variable annuity deposits	18,376	7,095	20,390	10,900	-	-	-	-
Contract owner maintenance charges	(17,251)	(23,623)	(15,491)	(18,237)	(13)	(114)	(90)	(239)
Terminations and withdrawals	(353,484)	(345,392)	(544,699)	(313,396)	(4,156)	(526)	(105)	(2,673)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	607,513	220,383	318,824	(38,526)	625	1,945	(3,136)	(58,950)
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	255,154	(141,537)	(220,976)	(359,259)	(3,544)	1,305	(3,331)	(61,862)
Net increase (decrease) in net assets	234,263	55,321	(316,698)	(117,635)	(3,509)	1,305	(3,735)	(57,794)
Net assets at beginning of year	1,969,659	1,914,338	2,225,369	2,343,004	5,194	3,889	12,869	70,663
Net assets at end of year	$2,203,922	$1,969,659	$1,908,671	$2,225,369	$1,685	$5,194	$9,134	$12,869
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex | SGI VT Mid Cap Value		Rydex | SGI VT MSCI EAFE Equal Weight		Rydex | SGI VT Multi-Hedge Strategies		Rydex | SGI VT Small Cap Value
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,038)	$(848)	$(3,673)	$(5,633)	$(501)	$(839)	$(4,481)	$(3,525)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	659	4,861	8,851	(40,102)	(1,553)	(8,599)	69,665	29,325
Change in unrealized appreciation/depreciation on investments during the year	(9,859)	2,382	(52,251)	117,544	2,768	12,020	(75,525)	35,887
Net increase (decrease) in net assets from operations	(10,238)	6,395	(47,073)	71,809	714	2,582	(10,341)	61,687

From contract owner transactions:
Variable annuity deposits	-	5	90	2,649	-	-	675	2,625
Contract owner maintenance charges	(347)	(219)	(2,741)	(4,883)	(411)	(1,140)	(3,399)	(4,116)
Terminations and withdrawals	(8,472)	(1,486)	(72,329)	(133,839)	(3,212)	(31,948)	(62,134)	(119,742)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	373,888	12,430	(57,739)	(67,475)	8,838	(6,357)	287,602	54,570
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	365,069	10,730	(132,719)	(203,548)	5,215	(39,445)	222,744	(66,663)
Net increase (decrease) in net assets	354,831	17,125	(179,792)	(131,739)	5,929	(36,863)	212,403	(4,976)
Net assets at beginning of year	28,217	11,092	428,514	560,253	34,998	71,861	293,577	298,553
Net assets at end of year	$383,048	$28,217	$248,722	$428,514	$40,927	$34,998	$505,980	$293,577
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex | SGI VT U.S. Long Short Momentum		Rydex VT Banking		Rydex VT Basic Materials		Rydex VT Biotechnology
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,546)	$(7,744)	$(148)	$(4,421)	$(7,953)	$(2,258)	$(8,373)	$(7,607)
Capital gains distributions	-	-	-	-	161,095	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,883)	(65,010)	(2,013)	(176,561)	288,093	(109,457)	(72,744)	123,534
Change in unrealized appreciation/depreciation on investments during the year	(6,171)	122,333	(1,614)	2,196	(587,902)	457,390	(986)	(1,596)
Net increase (decrease) in net assets from operations	(9,600)	49,579	(3,775)	(178,786)	(146,667)	345,675	(82,103)	114,331

From contract owner transactions:
Variable annuity deposits	-	7	-	1,302	40,783	8,658	3,939	20,773
Contract owner maintenance charges	(973)	(7,785)	(44)	(3,862)	(4,610)	(16,304)	(7,170)	(7,308)
Terminations and withdrawals	(4,556)	(96,070)	(1,844)	(27,284)	(106,640)	(200,832)	(107,472)	(60,199)
Annuity payments	-	-	-	-	(39,645)	-	-	-
Transfers between subaccounts, net	(4,292)	(491,067)	(22,586)	231,763	(3,101,393)	796,209	270,585	(78,601)
Mortality Adjustments	-	-	-	-	413	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(9,821)	(594,915)	(24,474)	201,919	(3,211,092)	587,731	159,882	(125,335)
Net increase (decrease) in net assets	(19,421)	(545,336)	(28,249)	23,133	(3,357,759)	933,406	77,779	(11,004)
Net assets at beginning of year	123,750	669,086	48,434	25,301	3,494,160	2,560,754	223,079	234,083
Net assets at end of year	$104,329	$123,750	$20,185	$48,434	$136,401	$3,494,160	$300,858	$223,079
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)
Years Ended December 31, 2011 and 2010

	Rydex VT Commodities Strategy		Rydex VT Consumer Products		Rydex VT Dow 2x Strategy		Rydex VT Electronics
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,062	$(356)	$(1,560)	$(9,790)	$(2,474)	$(6,745)	$(3,287)	$(2,513)
Capital gains distributions	-	-	-	-	-	-	30,443	6,492
Realized capital gain (loss) on sales of fund shares	(51,519)	543	59,596	286,016	(116,806)	134,248	(12,216)	(114,458)
Change in unrealized appreciation/depreciation on investments during the year	(9,203)	1,532	305	4,510	(1,008)	2,357	(39,893)	(30,202)
Net increase (decrease) in net assets from operations	(59,660)	1,719	58,341	280,736	(120,288)	129,860	(24,953)	(140,681)

From contract owner transactions:
Variable annuity deposits	450	-	1,282	38,143	-	1,329	154	132
Contract owner maintenance charges	(1,339)	(195)	(5,742)	(15,654)	(2,097)	(6,225)	(2,423)	(539)
Terminations and withdrawals	(4,871)	(44)	(70,993)	(103,722)	(32,805)	(41,986)	(47,732)	(29,058)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	48,136	11,155	40,876	(1,839,557)	68,498	(1,197,703)	23,936	(1,571,832)
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	42,376	10,916	(34,577)	(1,920,790)	33,596	(1,244,585)	(26,065)	(1,601,297)
Net increase (decrease) in net assets	(17,284)	12,635	23,764	(1,640,054)	(86,692)	(1,114,725)	(51,018)	(1,741,978)
Net assets at beginning of year	42,105	29,470	168,885	1,808,939	198,921	1,313,646	95,561	1,837,539
Net assets at end of year	$24,821	$42,105	$192,649	$168,885	$112,229	$198,921	$44,543	$95,561
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Energy		Rydex VT Energy Services		Rydex VT Europe 1.25x Strategy		Rydex VT Financial Services
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(12,460)	$3,078	$(9,639)	$(3,786)	$(2,813)	$22,013	$(3,889)	$(3,730)
Capital gains distributions	4,546	-	32,426	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	469,592	25,217	57,798	(19,284)	(34,467)	252,601	62,243	100,898
Change in unrealized appreciation/depreciation on investments during the year	(368,555)	340,525	(131,135)	71,417	(2,586)	(205,849)	(12,355)	(45,343)
Net increase (decrease) in net assets from operations	93,123	368,820	(50,550)	48,347	(39,866)	68,765	45,999	51,825

From contract owner transactions:
Variable annuity deposits	3,379	4,653	4,186	127	1,248	9,363	-	1,065
Contract owner maintenance charges	(7,782)	(7,268)	(7,398)	(2,907)	(949)	(3,953)	(1,981)	(4,680)
Terminations and withdrawals	(95,857)	(180,279)	(87,326)	(34,982)	(43,353)	(234,184)	(32,886)	(23,759)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	(2,274,561)	2,041,415	(663,507)	780,027	13,738	(2,225,281)	(40,463)	(174,495)
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,374,821)	1,858,521	(754,045)	742,265	(29,316)	(2,454,055)	(75,330)	(201,869)
Net increase (decrease) in net assets	(2,281,698)	2,227,341	(804,595)	790,612	(69,182)	(2,385,290)	(29,331)	(150,044)
Net assets at beginning of year	2,603,399	376,058	1,068,415	277,803	102,446	2,487,736	83,509	233,553
Net assets at end of year	$321,701	$2,603,399	$263,820	$1,068,415	$33,264	$102,446	$54,178	$83,509
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Government Long Bond 1.2x Strategy		Rydex VT Health Care		Rydex VT Internet		Rydex VT Inverse Dow 2x Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$155	$10,681	$(6,815)	$(8,943)	$(5,044)	$(6,162)	$(203)	$(303)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	88,238	31,766	(23,751)	181,576	(127,299)	145,285	(14,370)	(4,175)
Change in unrealized appreciation/depreciation on investments during the year	17,606	63,433	(17,370)	(68,832)	(96,580)	(64,804)	(876)	(30)
Net increase (decrease) in net assets from operations	105,999	105,880	(47,936)	103,801	(228,923)	74,319	(15,449)	(4,508)

From contract owner transactions:
Variable annuity deposits	-	2,956	844	24,282	311	802	-	296
Contract owner maintenance charges	(8,917)	(33,912)	(4,552)	(7,931)	(3,876)	(5,827)	(50)	(237)
Terminations and withdrawals	(173,556)	(593,465)	(62,025)	(66,991)	(38,739)	(92,367)	(86)	(1,065)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	696,403	530,247	84,249	(1,709,043)	(551,203)	(1,686,645)	22,889	4,012
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	513,930	(94,174)	18,516	(1,759,683)	(593,507)	(1,784,037)	22,753	3,006
Net increase (decrease) in net assets	619,929	11,706	(29,420)	(1,655,882)	(822,430)	(1,709,718)	7,304	(1,502)
Net assets at beginning of year	186,944	175,238	204,935	1,860,817	874,053	2,583,771	-	1,502
Net assets at end of year	$806,873	$186,944	$175,515	$204,935	$51,623	$874,053	$7,304	$-
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Inverse Government Long Bond Strategy		Rydex VT Inverse Mid-Cap Strategy		Rydex VT Inverse NASDAQ- 100 Strategy		Rydex VT Inverse Russell 2000 Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,246)	$(1,278)	$(568)	$(982)	$(887)	$(640)	$(763)	$(1,479)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(21,447)	(23,597)	(30,151)	(92,629)	32,196	(10,279)	(21,940)	(65,372)
Change in unrealized appreciation/depreciation on investments during the year	(18,315)	(1,625)	9,149	(5,339)	7,127	(5,836)	(280)	(1,043)
Net increase (decrease) in net assets from operations	(41,008)	(26,500)	(21,570)	(98,950)	38,436	(16,755)	(22,983)	(67,894)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	240	483	300	407
Contract owner maintenance charges	(482)	(432)	(86)	(107)	(542)	(195)	(329)	(120)
Terminations and withdrawals	(2,350)	(1,109)	(54)	(1,626)	(894)	(584)	(30,652)	(6,700)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	57,385	61,948	797	121,302	(59,019)	32,768	(9,032)	14,821
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	54,553	60,407	657	119,569	(60,215)	32,472	(39,713)	8,408
Net increase (decrease) in net assets	13,545	33,907	(20,913)	20,619	(21,779)	15,717	(62,696)	(59,486)
Net assets at beginning of year	62,651	28,744	35,090	14,471	35,776	20,059	78,349	137,835
Net assets at end of year	$76,196	$62,651	$14,177	$35,090	$13,997	$35,776	$15,653	$78,349
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Inverse S&P 500 Strategy		Rydex VT Japan 2x Strategy		Rydex VT Leisure		Rydex VT Mid-Cap 1.5x Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(52,023)	$(1,738)	$(3,031)	$(2,717)	$(2,490)	$(12,747)	$(3,639)	$(3,188)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(997,271)	(39,685)	(11,954)	12,620	70,220	(230,186)	42,162	42,116
Change in unrealized appreciation/depreciation on investments during the year	9,215	(6,491)	(109,473)	89,386	(76,584)	111,716	(55,628)	37,030
Net increase (decrease) in net assets from operations	(1,040,079)	(47,914)	(124,458)	99,289	(8,854)	(131,217)	(17,105)	75,958

From contract owner transactions:
Variable annuity deposits	-	766	1,368	228	246	1,436	566	328
Contract owner maintenance charges	(28,923)	(1,112)	(1,419)	(1,714)	(2,125)	(10,532)	(2,460)	(2,501)
Terminations and withdrawals	(371,112)	(2,450)	(18,628)	(26,662)	(30,445)	(78,198)	(91,222)	(35,643)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	1,420,703	56,073	(992,019)	882,677	(2,081,914)	2,372,672	(150,800)	161,769
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	1,020,668	53,277	(1,010,698)	854,529	(2,114,238)	2,285,378	(243,916)	123,953
Net increase (decrease) in net assets	(19,411)	5,363	(1,135,156)	953,818	(2,123,092)	2,154,161	(261,021)	199,911
Net assets at beginning of year	51,084	45,721	1,151,851	198,033	2,197,657	43,496	384,142	184,231
Net assets at end of year	$31,673	$51,084	$16,695	$1,151,851	$74,565	$2,197,657	$123,121	$384,142
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT NASDAQ-100		Rydex VT NASDAQ-100 2x Strategy		Rydex VT Nova		Rydex VT Precious Metals
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6,650)	$(6,376)	$(191)	$(1,790)	$(9,545)	$(8,809)	$(11,758)	$(24,274)
Capital gains distributions	-	-	2,041	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	46,996	71,257	4,227	22,717	112,958	86,967	(151,897)	(23,201)
Change in unrealized appreciation/depreciation on investments during the year	(57,349)	(9,229)	(6,077)	(18,525)	(138,263)	66,182	(328,034)	206,930
Net increase (decrease) in net assets from operations	(17,003)	55,652	-	2,402	(34,850)	144,340	(491,689)	159,455

From contract owner transactions:
Variable annuity deposits	2,667	2,469	644	852	1,628	8,616	1,811	2,061
Contract owner maintenance charges	(4,473)	(5,068)	(179)	(1,582)	(5,314)	(8,636)	(6,989)	(17,397)
Terminations and withdrawals	(227,867)	(26,397)	(1,921)	(31,480)	(189,580)	(93,797)	(142,742)	(148,713)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	(499,239)	(68,419)	(5,991)	(235,671)	30,301	(63,167)	(337,464)	(2,799,461)
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(728,912)	(97,415)	(7,447)	(267,881)	(162,965)	(156,984)	(485,384)	(2,963,510)
Net increase (decrease) in net assets	(745,915)	(41,763)	(7,447)	(265,479)	(197,815)	(12,644)	(977,073)	(2,804,055)
Net assets at beginning of year	1,106,732	1,148,495	20,395	285,874	830,780	843,424	1,422,957	4,227,012
Net assets at end of year	$360,817	$1,106,732	$12,948	$20,395	$632,965	$830,780	$445,884	$1,422,957
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Real Estate		Rydex VT Retailing		Rydex VT Russell 2000 1.5x Strategy		Rydex VT Russell 2000 2x Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,127	$(23,483)	$(2,857)	$(15,645)	$(1,548)	$(3,676)	$(466)	$(89)
Capital gains distributions	-	-	-	-	-	-	32,700	-
Realized capital gain (loss) on sales of fund shares	(223,444)	82,699	(108,843)	232,371	7,935	(56,681)	(138,059)	3,675
Change in unrealized appreciation/depreciation on investments during the year	(19,099)	(23,939)	(6,673)	(35,421)	(10,479)	9,106	(667)	(621)
Net increase (decrease) in net assets from operations	(241,416)	35,277	(118,373)	181,305	(4,092)	(51,251)	(106,492)	2,965

From contract owner transactions:
Variable annuity deposits	267	5,965	329	9,187	56	9,854	-	-
Contract owner maintenance charges	(2,930)	(22,875)	(2,074)	(11,878)	(641)	(3,486)	(454)	(54)
Terminations and withdrawals	(50,155)	(153,071)	(44,130)	(97,283)	(45,390)	(26,890)	(719)	(385)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	296,351	(2,307,637)	216,047	(2,372,317)	23,025	62,153	106,410	(2,019)
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	243,533	(2,477,618)	170,172	(2,472,291)	(22,950)	41,631	105,237	(2,458)
Net increase (decrease) in net assets	2,117	(2,442,341)	51,799	(2,290,986)	(27,042)	(9,620)	(1,255)	507
Net assets at beginning of year	180,091	2,622,432	95,139	2,386,125	134,655	144,275	6,031	5,524
Net assets at end of year	$182,208	$180,091	$146,938	$95,139	$107,613	$134,655	$4,776	$6,031
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT S&P 500 2x Strategy		Rydex VT S&P 500 Pure Growth		Rydex VT S&P 500 Pure Value		Rydex VT S&P MidCap 400 Pure Growth
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(971)	$(488)	$(99,913)	$(19,985)	$(94,393)	$(8,460)	$(25,521)	$(26,064)
Capital gains distributions	-	-	-	-	-	-	42,421	-
Realized capital gain (loss) on sales of fund shares	(7,335)	12,701	(165,707)	55,386	(1,443,109)	194,125	651,218	(101,261)
Change in unrealized appreciation/depreciation on investments during the year	(7,205)	(4,023)	(525,074)	545,845	95,468	(11,112)	(560,887)	513,872
Net increase (decrease) in net assets from operations	(15,511)	8,190	(790,694)	581,246	(1,442,034)	174,553	107,231	386,547

From contract owner transactions:
Variable annuity deposits	-	-	2,293	968	467	26,110	2,509	27,482
Contract owner maintenance charges	(227)	(324)	(57,307)	(24,039)	(54,679)	(7,222)	(19,880)	(25,141)
Terminations and withdrawals	(8,682)	(944)	(482,343)	(213,574)	(480,268)	(42,563)	(179,895)	(362,678)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	(4,534)	(33,211)	2,725,151	5,796,091	9,892,545	(402,417)	(5,323,867)	5,338,587
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(13,443)	(34,479)	2,187,794	5,559,446	9,358,065	(426,092)	(5,521,133)	4,978,250
Net increase (decrease) in net assets	(28,954)	(26,289)	1,397,100	6,140,692	7,916,031	(251,539)	(5,413,902)	5,364,797
Net assets at beginning of year	45,204	71,493	6,543,698	403,006	98,189	349,728	5,722,858	358,061
Net assets at end of year	$16,250	$45,204	$7,940,798	$6,543,698	$8,014,220	$98,189	$308,956	$5,722,858
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT S&P MidCap 400 Pure Value		Rydex VT S&P SmallCap 600 Pure Growth		Rydex VT S&P SmallCap 600 Pure Value		Rydex VT Strengthening Dollar 2x Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(13,066)	$(17,550)	$(6,442)	$(15,384)	$(4,286)	$(20,941)	$(103)	$(735)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	257,616	83,623	93,049	(42,675)	178,919	(384,834)	(943)	28,320
Change in unrealized appreciation/depreciation on investments during the year	(284,111)	273,198	(267,329)	254,271	(248,627)	223,374	1,049	2,524
Net increase (decrease) in net assets from operations	(39,561)	339,271	(180,722)	196,212	(73,994)	(182,401)	3	30,109

From contract owner transactions:
Variable annuity deposits	541	47,151	261	17,958	-	32,646	-	6,179
Contract owner maintenance charges	(9,099)	(27,790)	(4,443)	(11,258)	(2,356)	(15,423)	(90)	(774)
Terminations and withdrawals	(53,964)	(177,293)	(70,843)	(278,131)	(48,956)	(119,129)	(696)	(5,349)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	(3,324,647)	2,259,674	(2,733,915)	2,966,549	(2,130,523)	2,447,862	8,696	(29,222)
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,387,169)	2,101,742	(2,808,940)	2,695,118	(2,181,835)	2,345,956	7,910	(29,166)
Net increase (decrease) in net assets	(3,426,730)	2,441,013	(2,989,662)	2,891,330	(2,255,829)	2,163,555	7,913	943
Net assets at beginning of year	3,563,027	1,122,014	3,116,459	225,129	2,412,031	248,476	6,829	5,886
Net assets at end of year	$136,297	$3,563,027	$126,797	$3,116,459	$156,202	$2,412,031	$14,742	$6,829
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Technology		Rydex VT Telecommunications		Rydex VT Transportation		Rydex VT U.S. Government Money Market
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,150)	$(12,348)	$(500)	$(7,301)	$(3,828)	$(6,163)	$(186,487)	$(205,300)
Capital gains distributions	27,298	-	743	-	-	-	-	229
Realized capital gain (loss) on sales of fund shares	37,365	270,418	(13,219)	227,093	(1,505)	(365,722)	-	-
Change in unrealized appreciation/depreciation on investments during the year	(29,969)	(359,117)	(9,524)	3,694	(483)	2,106	-	-
Net increase (decrease) in net assets from operations	29,544	(101,047)	(22,500)	223,486	(5,816)	(369,779)	(186,487)	(205,071)

From contract owner transactions:
Variable annuity deposits	1,240	-	644	2,031	-	399	395,260	2,328,410
Contract owner maintenance charges	(3,802)	(8,562)	(749)	(7,221)	(1,388)	(4,227)	(154,393)	(159,063)
Terminations and withdrawals	(40,280)	(151,613)	(37,822)	(79,094)	(23,852)	(12,056)	(3,390,201)	(2,549,554)
Annuity payments	-	-	-	-	-	-	(14,952)	-
Transfers between subaccounts, net	(63,962)	(3,903,267)	22,605	(122,258)	(2,135,574)	2,489,619	7,881,472	(10,008,011)
Mortality Adjustments	-	-	-	-	-	-	194	-
Net increase (decrease) in net assets from contract owner transactions	(106,804)	(4,063,442)	(15,322)	(206,542)	(2,160,814)	2,473,735	4,717,380	(10,388,218)
Net increase (decrease) in net assets	(77,260)	(4,164,489)	(37,822)	16,944	(2,166,630)	2,103,956	4,530,893	(10,593,289)
Net assets at beginning of year	239,785	4,404,274	77,525	60,581	2,199,065	95,109	5,780,735	16,374,024
Net assets at end of year	$162,525	$239,785	$39,703	$77,525	$32,435	$2,199,065	$10,311,628	$5,780,735
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Utilities		Rydex VT Weakening Dollar 2x Strategy		Templeton Developing Markets Securities		Templeton Foreign Securities
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(889)	$(5,625)	$(118)	$(133)	$(1,081)	$(38,522)	$503	$(401)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(8,067)	91,755	551	1,505	4,773	579,315	4,445	31,043
Change in unrealized appreciation/depreciation on investments during the year	12,657	(10,277)	-	(553)	(56,352)	(58,073)	(22,530)	(33,635)
Net increase (decrease) in net assets from operations	3,701	75,853	433	819	(52,660)	482,720	(17,582)	(2,993)

From contract owner transactions:
Variable annuity deposits	351	3,639	-	-	36,024	28,490	-	-
Contract owner maintenance charges	(4,867)	(7,964)	(5,897)	(81)	(2,861)	(29,571)	(1,074)	(458)
Terminations and withdrawals	(59,475)	(289,300)	(1,450)	(97)	(50,303)	(708,203)	(5,782)	(323,719)
Annuity payments	-	-	-	-	(37,315)	-	-	-
Transfers between subaccounts, net	291,805	28,599	6,914	(7,946)	24,840	225,660	(66,079)	86,539
Mortality Adjustments	-	-	-	-	401	-	-	-
Net increase (decrease) in net assets from contract owner transactions	227,814	(265,026)	(433)	(8,124)	(29,214)	(483,624)	(72,935)	(237,638)
Net increase (decrease) in net assets	231,515	(189,173)	-	(7,305)	(81,874)	(904)	(90,517)	(240,631)
Net assets at beginning of year	150,830	340,003	-	7,305	389,612	390,516	145,551	386,182
Net assets at end of year	$382,345	$150,830	$-	$-	$307,738	$389,612	$55,034	$145,551
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Wells Fargo Advantage Opportunity VT
	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,128)	$(1,938)
Capital gains distributions	-	-
Realized capital gain (loss) on sales of fund shares	6,174	(1,267)
Change in unrealized appreciation/depreciation on investments during the year	(23,452)	68,872
Net increase (decrease) in net assets from operations	(20,406)	65,667

From contract owner transactions:
Variable annuity deposits	55,769	121
Contract owner maintenance charges	(1,083)	(1,630)
Terminations and withdrawals	(31,899)	(15,560)
Annuity payments	(58,109)	-
Transfers between subaccounts, net	(64,195)	51,076
Mortality Adjustments	601	-
Net increase (decrease) in net assets from contract owner transactions	(98,916)	34,007
Net increase (decrease) in net assets	(119,322)	99,674
Net assets at beginning of year	298,060	198,386
Net assets at end of year	$178,738	$298,060
See accompanying notes.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements

December 31, 2011

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account A - AdvisorDesigns Variable Annuity (the Account) is a deferred variable annuity account offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise Variable Annuity Account A, a separate account of FSBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Direxion Dynamic VP HY Bond		Rafferty Asset Management, LLC
Dreyfus VIF International Value	Service	The Dreyfus Corporation
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company
Federated High Income Bond II	Service	Federated Investment Management Company
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Franklin Small-Mid Cap Growth Securities	2	Franklin Advisers, Inc.
Invesco V.I. Capital Appreciation	Series I	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.
Neuberger Berman AMT Guardian	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Partners	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Main Street Small- & Mid-Cap Fund/VA(1)	Service	OppenheimerFunds, Inc.
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC
Rydex | SGI VT All-Asset Aggressive Strategy		Guggenheim Investments	Valu-Trac Investment Management Ltd.
Rydex | SGI VT All-Asset Conservative Strategy		Guggenheim Investments	Valu-Trac Investment Management Ltd.
Rydex | SGI VT All-Asset Moderate Strategy		Guggenheim Investments	Valu-Trac Investment Management Ltd.
Rydex | SGI VT All Cap Value		Guggenheim Investments
Rydex | SGI VT CLS AdvisorOne Amerigo		Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Rydex | SGI VT CLS AdvisorOne Clermont		Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Rydex | SGI VT CLS AdvisorOne Select Allocation		Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Rydex | SGI VT Large Cap Value		Guggenheim Investments
Rydex | SGI VT Mid Cap Growth		Guggenheim Investments
Rydex | SGI VT Mid Cap Value		Guggenheim Investments
Rydex | SGI VT MSCI EAFE Equal Weight (1)		Guggenheim Investments	Security Investors, LLC
Rydex | SGI VT Multi-Hedge Strategies		Guggenheim Investments	Valu-Trac Investment Management Ltd.
Rydex | SGI VT Small Cap Value		Guggenheim Investments
Rydex | SGI VT U.S. Long Short Momentum		Guggenheim Investments	Valu-Trac Investment Management Ltd.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VT Banking		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Basic Materials		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Biotechnology		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Commodities Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Consumer Products		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Dow 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Electronics		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Energy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Energy Services		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Europe 1.25x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Financial Services		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Government Long Bond 1.2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Health Care		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Internet		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse Dow 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse Government Long Bond Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse Mid-Cap Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse NASDAQ-100 Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse Russell 2000 Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse S&P 500 Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Japan 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Leisure		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Mid-Cap 1.5x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT NASDAQ-100		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT NASDAQ-100 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Nova		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Precious Metals		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Real Estate		Rydex Investments	Valu-Trac Investment Management Ltd.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VT Retailing		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Russell 2000 1.5x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Russell 2000 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P 500 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P 500 Pure Growth		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P 500 Pure Value		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P MidCap 400 Pure Growth		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P MidCap 400 Pure Value		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P SmallCap 600 Pure Growth		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P SmallCap 600 Pure Value		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Strengthening Dollar 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Technology		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Telecommunications		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Transportation		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT U.S. Government Money Market		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Utilities		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Weakening Dollar 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Templeton Developing Markets Securities	2	Templeton Asset Management Ltd. (SG)
Templeton Foreign Securities	2	Templeton Investment Counsel, LLC
Wells Fargo Advantage Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.

(1)	Prior to May 1, 2011, these subaccounts were Oppenheimer Main Street Small Cap Fund/VA, and Rydex | SGI VT Global, respectively.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a company controlled by Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain of the mutual funds.

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Rydex Investments, a company controlled by Security Benefit Corporation.  As disclosed in the above table, Rydex Investments serves as investment adviser for certain of the mutual funds.

During 2011, the Invesco Van Kampen V.I. Government fund merged into the Invesco V.I. Government Securities fund.  Pursuant to the plan of reorganization approved by the Invesco Van Kampen V.I. Government shareholders, the Invesco V.I. Government Securities fund acquired all of the net assets of the Invesco Van Kampen V.I. Government fund, which totaled $14,279 on the closing date of the reorganization, April 29, 2011. A total of 1,604 shares were exchanged from the Invesco Van Kampen V.I. Government fund.  In exchange for the assets of the Invesco Van Kampen V.I. Government fund, 1,228 shares of Invesco V.I. Government Securities fund were issued to shareholders of record immediately after the closing date.

During 2011, Rydex | SGI VT International Long Short Select liquidated.  Pursuant to the plan of reorganization approved by the Rydex | SGI VT International Long Short Select shareholders, Rydex VT U.S. Government Money Market acquired all of the net assets of Rydex | SGI VT International Long Short Select on the close of business on April 27, 2011.  At close of business on April 27, 2011 there were $4,090 assets to transfer.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Investment Valuation

Investments in mutual fund shares are carried in the Statements of Net Assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2011, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Direxion Dynamic VP HY Bond	$12,189,600	$20,640,950
Dreyfus VIF International Value	309,491	10,141
Federated Fund for U.S. Government Securities II	43,266	92,939
Federated High Income Bond II	1,122,046	569,299
Fidelity VIP Contrafund	730,627	728,907
Fidelity VIP Growth Opportunities	243,195	285,541
Fidelity VIP Index 500	250,217	157,355
Fidelity VIP Investment Grade Bond	729,794	486,975
Franklin Small-Mid Cap Growth Securities	59,921	102,113
Invesco V.I. Capital Appreciation	17,253	27,492
Invesco V.I. Government Securities	1,587,480	1,452,824
Invesco V.I. International Growth	902,187	1,139,155
Invesco V.I. Mid Cap Core Equity	351,919	398,656
Neuberger Berman AMT Guardian	31,094	138,775
Neuberger Berman AMT Partners	123,246	62,752
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	69,912	155,841
PIMCO VIT Low Duration	1,417,395	398,886
PIMCO VIT Real Return	1,057,107	185,926
PIMCO VIT Total Return	3,999,101	2,066,447
Rydex | SGI VT All-Asset Aggressive Strategy	301,002	12,075
Rydex | SGI VT All-Asset Conservative Strategy	758,872	26,016
Rydex | SGI VT All-Asset Moderate Strategy	676,427	52,968
Rydex | SGI VT All Cap Value	-	467
Rydex | SGI VT CLS AdvisorOne Amerigo	1,664,044	1,555,527
Rydex | SGI VT CLS AdvisorOne Clermont	786,197	518,032
Rydex | SGI VT CLS AdvisorOne Select Allocation	514,713	731,950
Rydex | SGI VT Large Cap Value	15,019	18,603
Rydex | SGI VT Mid Cap Growth	68	3,513

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex | SGI VT Mid Cap Value	$386,808	$22,765
Rydex | SGI VT MSCI EAFE Equal Weight	42,519	178,904
Rydex | SGI VT Multi-Hedge Strategies	18,901	14,186
Rydex | SGI VT Small Cap Value	1,252,573	1,034,295
Rydex | SGI VT U.S. Long Short Momentum	1,449	12,812
Rydex VT Banking	90,633	115,254
Rydex VT Basic Materials	1,935,462	4,993,407
Rydex VT Biotechnology	3,808,967	3,657,447
Rydex VT Commodities Strategy	704,017	660,578
Rydex VT Consumer Products	2,653,870	2,690,000
Rydex VT Dow 2x Strategy	2,561,591	2,530,465
Rydex VT Electronics	1,534,160	1,533,067
Rydex VT Energy	2,657,952	5,040,675
Rydex VT Energy Services	1,326,762	2,058,011
Rydex VT Europe 1.25x Strategy	3,088,260	3,120,388
Rydex VT Financial Services	2,276,452	2,355,669
Rydex VT Government Long Bond 1.2x Strategy	7,187,904	6,673,790
Rydex VT Health Care	2,350,757	2,339,050
Rydex VT Internet	1,897,155	2,495,704
Rydex VT Inverse Dow 2x Strategy	749,607	727,057
Rydex VT Inverse Government Long Bond Strategy	145,382	92,072
Rydex VT Inverse Mid-Cap Strategy	725,128	725,038
Rydex VT Inverse NASDAQ-100 Strategy	496,857	557,958
Rydex VT Inverse Russell 2000 Strategy	431,131	471,606
Rydex VT Inverse S&P 500 Strategy	193,666,470	192,697,824
Rydex VT Japan 2x Strategy	1,645,254	2,658,982
Rydex VT Leisure	2,051,979	4,168,704
Rydex VT Mid-Cap 1.5x Strategy	2,086,291	2,333,842
Rydex VT NASDAQ-100	2,927,280	3,662,829
Rydex VT NASDAQ-100 2x Strategy	14,436	20,033
Rydex VT Nova	1,466,335	1,638,822
Rydex VT Precious Metals	6,385,625	6,882,751
Rydex VT Real Estate	2,963,096	2,718,429
Rydex VT Retailing	1,766,674	1,599,354
Rydex VT Russell 2000 1.5x Strategy	1,480,060	1,504,554
Rydex VT Russell 2000 2x Strategy	462,725	325,254
Rydex VT S&P 500 2x Strategy	1,821,660	1,836,073
Rydex VT S&P 500 Pure Growth	101,627,721	99,539,553

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VT S&P 500 Pure Value	$109,563,946	$100,299,986
Rydex VT S&P MidCap 400 Pure Growth	7,929,589	13,433,811
Rydex VT S&P MidCap 400 Pure Value	5,819,105	9,219,335
Rydex VT S&P SmallCap 600 Pure Growth	2,270,481	5,085,858
Rydex VT S&P SmallCap 600 Pure Value	630,144	2,816,259
Rydex VT Strengthening Dollar 2x Strategy	36,936	29,128
Rydex VT Technology	3,492,088	3,576,738
Rydex VT Telecommunications	271,541	286,619
Rydex VT Transportation	490,599	2,655,240
Rydex VT U.S. Government Money Market	96,163,861	91,632,597
Rydex VT Utilities	4,092,737	3,865,798
Rydex VT Weakening Dollar 2x Strategy	449,418	449,969
Templeton Developing Markets Securities	626,692	656,975
Templeton Foreign Securities	573,965	646,395
Wells Fargo Advantage Opportunity VT	42,478	144,515

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011, which for the Account is January 1, 2012.  The adoption is not expected to have a material impact on the financial statements.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•        Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•        Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•        Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account’s financial assets and liabilities are recorded at fair value on the statements of assets liabilities and are categorized as Level 1 as of December 31, 2011, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2011.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets.  The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value.  The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Rydex | SGI VT All Cap Value, Rydex | SGI VT Large Cap Value, Rydex | SGI VT Mid Cap Growth, Rydex | SGI VT Mid Cap Value, Rydex | SGI VT MSCI EAFE Equal Weight, and Rydex | SGI VT Small Cap Value.
0.35%	Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity.
0.40%	Direxion Dynamic VP HY Bond, Dreyfus VIF International Value Fund, and Oppenheimer Main Street Small- & Mid-Cap Fund/VA.
0.45%	Invesco V.I. Government Securities Fund and all of the Rydex | SGI VT and Rydex VT Funds except for those listed elsewhere.
0.50%
Federated High Income Bond II, Rydex | SGI VT CLS AdvisorOne Amerigo, Rydex | SGI VT CLS AdvisorOne Clermont, Rydex | SGI VT CLS AdvisorOne Select Allocation, and all of the Fidelity Funds except for those listed elsewhere.

0.55%	Fidelity Index VIP 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return, and Wells Fargo Advantage Opportunity VT.
0.60%
Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth, Invesco V.I. Capital Appreciation, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Foreign Securities, and Templeton Developing Markets Securities.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•	Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% for units withdrawn in the first seven years of the contract.

•
Administrative Charge: FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2011 and 2010, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:
	2011			2010
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Direxion Dynamic VP HY Bond	1,778,673	(2,789,359)	(1,010,686)	4,400,069	(3,350,470)	1,049,599
Dreyfus VIF International Value	62,511	(12,256)	50,255	172,247	(295,732)	(123,485)
Federated Fund for U.S. Government Securities II	10,768	(15,547)	(4,779)	57,130	(51,343)	5,787
Federated High Income Bond II	104,801	(66,557)	38,244	268,823	(349,061)	(80,238)
Fidelity VIP Contrafund	84,501	(81,549)	2,952	30,764	(102,243)	(71,479)
Fidelity VIP Growth Opportunities	49,724	(55,164)	(5,440)	19,693	(24,330)	(4,637)
Fidelity VIP Index 500	36,564	(24,687)	11,877	8,815	(56,051)	(47,236)
Fidelity VIP Investment Grade Bond	74,644	(54,944)	19,700	30,739	(24,630)	6,109
Franklin Small-Mid Cap Growth Securities	6,252	(10,422)	(4,170)	9,277	(37,607)	(28,330)
Invesco V.I. Capital Appreciation	13,949	(14,847)	(898)	1,204	(4,555)	(3,351)
Invesco V.I. Government Securities	164,194	(151,884)	12,310	-	-	-
Invesco V.I. International Growth	118,626	(143,766)	(25,140)	489,329	(660,032)	(170,703)
Invesco V.I. Mid Cap Core Equity	40,100	(41,779)	(1,679)	34,126	(18,236)	15,890
Neuberger Berman AMT Guardian	5,402	(14,786)	(9,384)	49,583	(5,813)	43,770
Neuberger Berman AMT Partners	13,603	(6,366)	7,237	4,764	(21,306)	(16,542)
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	10,606	(19,644)	(9,038)	9,124	(22,844)	(13,720)
PIMCO VIT Low Duration	140,168	(38,076)	102,092	43,165	(60,728)	(17,563)
PIMCO VIT Real Return	94,495	(22,429)	72,066	223,675	(203,322)	20,353
PIMCO VIT Total Return	468,710	(296,714)	171,996	2,023,243	(2,104,080)	(80,837)
Rydex | SGI VT All-Asset Aggressive Strategy	36,998	(487)	36,511	2,705	(472)	2,233
Rydex | SGI VT All-Asset Conservative Strategy	87,845	(2,745)	85,100	2,102	(60)	2,042
Rydex | SGI VT All-Asset Moderate Strategy	79,505	(5,764)	73,741	4,691	(1,590)	3,101
Rydex | SGI VT All Cap Value	17	(28)	(11)	590	(982)	(392)
Rydex | SGI VT CLS AdvisorOne Amerigo	231,058	(192,862)	38,196	254,013	(320,323)	(66,310)
Rydex | SGI VT CLS AdvisorOne Clermont	129,276	(93,230)	36,046	92,854	(99,715)	(6,861)
Rydex | SGI VT CLS AdvisorOne Select Allocation	89,911	(106,235)	(16,324)	33,781	(70,761)	(36,980)

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2011			2010
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex | SGI VT Large Cap Value	1,061	(1,304)	(243)	12,974	(12,912)	62
Rydex | SGI VT Mid Cap Growth	23	(192)	(169)	318	(4,453)	(4,135)
Rydex | SGI VT Mid Cap Value	24,567	(1,267)	23,300	10,646	(9,743)	903
Rydex | SGI VT MSCI EAFE Equal Weight	16,027	(26,603)	(10,576)	33,693	(50,658)	(16,965)
Rydex | SGI VT Multi-Hedge Strategies	3,180	(2,319)	861	286	(5,422)	(5,136)
Rydex | SGI VT Small Cap Value	66,044	(54,302)	11,742	15,881	(18,406)	(2,525)
Rydex | SGI VT U.S. Long Short Momentum	36,820	(37,539)	(719)	2,064	(61,027)	(58,963)
Rydex VT Banking	42,299	(46,517)	(4,218)	616,246	(612,091)	4,155
Rydex VT Basic Materials	180,982	(385,818)	(204,836)	610,235	(586,516)	23,719
Rydex VT Biotechnology	647,141	(637,789)	9,352	465,490	(469,290)	(3,800)
Rydex VT Commodities Strategy	167,797	(170,468)	(2,671)	54,836	(52,680)	2,156
Rydex VT Consumer Products	255,389	(254,712)	677	568,930	(719,732)	(150,802)
Rydex VT Dow 2x Strategy	382,836	(395,520)	(12,684)	680,212	(869,525)	(189,313)
Rydex VT Electronics	508,189	(518,976)	(10,787)	968,570	(1,465,500)	(496,930)
Rydex VT Energy	226,194	(382,074)	(155,880)	243,093	(92,248)	150,845
Rydex VT Energy Services	162,002	(227,441)	(65,439)	182,927	(120,178)	62,749
Rydex VT Europe 1.25x Strategy	489,988	(498,743)	(8,755)	434,092	(721,810)	(287,718)
Rydex VT Financial Services	428,074	(431,068)	(2,994)	479,418	(509,688)	(30,270)
Rydex VT Government Long Bond 1.2x Strategy	622,415	(583,655)	38,760	756,161	(755,980)	181
Rydex VT Health Care	296,603	(300,180)	(3,577)	298,539	(500,129)	(201,590)
Rydex VT Internet	412,516	(549,968)	(137,452)	432,427	(789,538)	(357,111)
Rydex VT Inverse Dow 2x Strategy	314,328	(310,813)	3,515	395,958	(396,295)	(337)
Rydex VT Inverse Government Long Bond Strategy	62,163	(50,769)	11,394	46,925	(38,401)	8,524
Rydex VT Inverse Mid-Cap Strategy	223,320	(228,472)	(5,152)	221,014	(214,356)	6,658
Rydex VT Inverse NASDAQ-100 Strategy	213,859	(219,353)	(5,494)	280,389	(274,568)	5,821
Rydex VT Inverse Russell 2000 Strategy	202,400	(219,706)	(17,306)	1,044,297	(1,049,212)	(4,915)

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2011			2010
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VT Inverse S&P 500 Strategy	48,520,668	(48,524,145)	(3,477)	582,108	(578,617)	3,491
Rydex VT Japan 2x Strategy	298,530	(439,400)	(140,870)	212,404	(95,878)	116,526
Rydex VT Leisure	407,810	(708,084)	(300,274)	1,287,605	(984,264)	303,341
Rydex VT Mid-Cap 1.5x Strategy	207,820	(227,387)	(19,567)	143,836	(132,548)	11,288
Rydex VT NASDAQ-100	441,326	(527,505)	(86,179)	861,810	(884,771)	(22,961)
Rydex VT NASDAQ-100 2x Strategy	18,404	(19,896)	(1,492)	95,623	(173,679)	(78,056)
Rydex VT Nova	292,095	(319,193)	(27,098)	132,921	(156,108)	(23,187)
Rydex VT Precious Metals	288,056	(316,293)	(28,237)	444,741	(590,200)	(145,459)
Rydex VT Real Estate	304,036	(303,553)	483	879,507	(1,127,211)	(247,704)
Rydex VT Retailing	226,826	(221,674)	5,152	382,256	(666,488)	(284,232)
Rydex VT Russell 2000 1.5x Strategy	190,822	(191,455)	(633)	349,871	(355,463)	(5,592)
Rydex VT Russell 2000 2x Strategy	98,759	(98,732)	27	11,001	(11,344)	(343)
Rydex VT S&P 500 2x Strategy	400,469	(405,901)	(5,432)	184,219	(192,178)	(7,959)
Rydex VT S&P 500 Pure Growth	10,825,669	(10,636,022)	189,647	814,725	(193,195)	621,530
Rydex VT S&P 500 Pure Value	12,541,228	(11,606,230)	934,998	403,506	(436,711)	(33,205)
Rydex VT S&P MidCap 400 Pure Growth	664,332	(1,064,886)	(400,554)	1,177,402	(786,580)	390,822
Rydex VT S&P MidCap 400 Pure Value	668,991	(979,846)	(310,855)	1,157,616	(950,328)	207,288
Rydex VT S&P SmallCap 600 Pure Growth	260,475	(533,116)	(272,641)	783,799	(524,173)	259,626
Rydex VT S&P SmallCap 600 Pure Value	172,148	(395,444)	(223,296)	1,195,418	(983,855)	211,563
Rydex VT Strengthening Dollar 2x Strategy	16,527	(14,804)	1,723	89,607	(89,336)	271
Rydex VT Technology	699,492	(709,039)	(9,547)	710,059	(1,511,483)	(801,424)
Rydex VT Telecommunications	114,764	(119,758)	(4,994)	820,826	(818,924)	1,902
Rydex VT Transportation	91,267	(311,887)	(220,620)	724,254	(511,289)	212,965
Rydex VT U.S. Government Money Market	15,517,745	(14,850,227)	667,518	12,419,219	(13,742,497)	(1,323,278)
Rydex VT Utilities	740,826	(709,396)	31,430	792,343	(824,639)	(32,296)
Rydex VT Weakening Dollar 2x Strategy	51,941	(51,941)	-	13,083	(13,751)	(668)

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2011			2010
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Templeton Developing Markets Securities	55,756	(55,975)	(219)	814,561	(816,525)	(1,964)
Templeton Foreign Securities	56,151	(63,830)	(7,679)	10,016	(34,138)	(24,122)
Wells Fargo Advantage Opportunity VT	4,214	(13,198)	(8,984)	19,391	(13,744)	5,647

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2011, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

Subaccount	2011	2010	2009	2008	2007
Direxion Dynamic VP HY Bond
Units	290,248	1,300,934	251,335	529,120	611,732
Unit value	$8.49	$8.44	$8.47	$8.05	$9.33
Net assets	$2,462,432	$10,981,415	$2,129,083	$4,258,332	$5,704,373
Ratio of expenses to net assets*	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio**	2.51%	8.49%	3.63%	0.85%	2.23%
Total return***	0.59%	(0.35)%	5.22%	(13.72)%	(5.88)%

Dreyfus VIF International Value
Units	57,025	6,770	130,255	1,937	17,811
Unit value	$6.02	$7.73	$7.74	$6.18	$10.31
Net assets	$343,237	$52,301	$1,005,347	$11,976	$183,612
Ratio of expenses to net assets*	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio**	0.46%	0.06%	0.06%	1.99%	0.87%
Total return***	(22.12)%	(0.13)%	25.24%	(40.06)%	(0.42)%

Federated Fund for U.S. Government Securities II
Units	55,026	59,805	54,018	150,880	17,742
Unit value	$10.30	$10.18	$10.12	$10.06	$10.09
Net assets	$566,646	$608,799	$546,654	$1,518,349	$179,004
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	4.19%	4.30%	2.57%	2.49%	4.67%
Total return***	1.18%	0.59%	0.60%	(0.30)%	1.64%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Federated High Income Bond II
Units	118,221	79,977	160,215	418,730	120,027
Unit value	$13.36	$13.30	$12.15	$8.32	$11.76
Net assets	$1,578,861	$1,062,440	$1,944,586	$3,483,809	$1,411,365
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	6.50%	21.48%	6.58%	4.89%	6.78%
Total return***	0.45%	9.47%	46.03%	(29.25)%	(1.23)%

Fidelity VIP Contrafund
Units	132,379	129,427	200,906	122,970	338,889
Unit value	$11.39	$12.23	$10.93	$8.43	$15.36
Net assets	$1,507,152	$1,583,239	$2,195,305	$1,035,719	$5,203,033
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	0.65%	0.85%	1.36%	0.39%	1.01%
Total return***	(6.87)%	11.89%	29.66%	(45.12)%	12.28%

Fidelity VIP Growth Opportunities
Units	19,851	25,291	29,928	23,084	312,794
Unit value	$7.92	$8.11	$6.86	$4.93	$11.47
Net assets	$157,342	$205,583	$205,663	$113,827	$3,588,041
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	-%	-%	0.26%	0.01%	-%
Total return***	(2.34)%	18.22%	39.15%	(57.02)%	17.64%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Fidelity VIP Index 500
Units	42,606	30,729	77,965	119,132	138,881
Unit value	$8.06	$8.28	$7.54	$6.24	$10.37
Net assets	$342,876	$253,778	$587,452	$742,970	$1,440,356
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	2.19%	0.96%	1.92%	1.83%	3.16%
Total return***	(2.66)%	9.81%	20.83%	(39.83)%	0.62%

Fidelity VIP Investment Grade Bond
Units	96,146	76,446	70,337	77,945	83,884
Unit value	$11.25	$10.98	$10.66	$9.64	$10.44
Net assets	$1,081,480	$839,241	$750,009	$751,848	$875,429
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	3.42%	3.49%	7.59%	4.33%	3.18%
Total return***	2.46%	3.00%	10.58%	(7.66)%	(0.36)%

Franklin Small-Mid Cap Growth Securities
Units	12,539	16,709	45,039	34,012	26,834
Unit value	$9.39	$10.32	$8.45	$6.16	$11.19
Net assets	$117,830	$172,627	$380,893	$209,481	$300,450
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(9.01)%	22.13%	37.18%	(44.95)%	6.37%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Invesco V.I. Capital Appreciation
Units	10,286	11,184	14,535	21,845	22,084
Unit value	$6.09	$6.92	$6.26	$5.41	$9.83
Net assets	$62,638	$77,330	$90,987	$118,149	$217,192
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	0.17%	0.82%	0.50%	-%	-%
Total return***	(11.99)%	10.54%	15.71%	(44.96)%	7.10%

Invesco V.I. Government Securities (1)
Units	12,310	-	-	-	-
Unit value	$9.93	$-	$-	$-	$-
Net assets	$122,654	$-	$-	$-	$-
Ratio of expenses to net assets*	1.30%	-%	-%	-%	-%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	3.65%	-%	-%	-%	-%

Invesco V.I. International Growth
Units	16,275	41,415	212,118	42,481	52,166
Unit value	$8.20	$9.19	$8.51	$6.58	$11.54
Net assets	$133,436	$380,677	$1,807,679	$279,605	$602,312
Ratio of expenses to net assets*	1.20%	1.20%	1.20%	1.20%	1.20%
Investment income ratio**	1.31%	1.10%	2.75%	0.41%	0.63%
Total return***	(10.77)%	7.99%	29.33%	(42.98)%	9.71%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Invesco V.I. Mid Cap Core Equity
Units	33,211	34,890	19,000	22,086	20,183
Unit value	$8.81	$9.83	$9.01	$7.24	$10.58
Net assets	$292,627	$342,935	$171,176	$159,879	$213,536
Ratio of expenses to net assets*	1.20%	1.20%	1.20%	1.20%	1.20%
Investment income ratio**	0.05%	0.51%	0.60%	1.47%	0.09%
Total return***	(10.38)%	9.10%	24.45%	(31.57)%	4.77%

Neuberger Berman AMT Guardian
Units	49,667	59,051	15,281	23,355	15,634
Unit value	$8.91	$9.60	$8.43	$6.80	$11.33
Net assets	$443,288	$566,861	$128,874	$158,784	$177,036
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	0.48%	0.12%	0.90%	0.73%	0.32%
Total return***	(7.19)%	13.88%	23.97%	(39.98)%	2.68%

Neuberger Berman AMT Partners
Units	23,639	16,402	32,944	35,592	39,451
Unit value	$8.69	$10.25	$9.26	$6.20	$13.62
Net assets	$205,356	$168,079	$305,105	$220,834	$537,400
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	-%	0.49%	2.48%	0.60%	0.74%
Total return***	(15.22)%	10.69%	49.35%	(54.48)%	4.55%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Oppenheimer Main Street Small- & Mid-Cap Fund/VA
Units	26,364	35,402	49,122	16,844	1,812
Unit value	$8.28	$8.85	$7.51	$5.72	$9.63
Net assets	$219,304	$313,210	$368,523	$96,300	$17,449
Ratio of expenses to net assets*	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio**	0.30%	0.46%	0.34%	0.07%	0.15%
Total return***	(6.44)%	17.84%	31.29%	(40.60)%	(5.53)%

PIMCO VIT Low Duration
Units	211,811	109,719	127,282	89,404	65,492
Unit value	$10.32	$10.67	$10.59	$9.77	$10.25
Net assets	$2,187,170	$1,170,834	$1,348,109	$873,262	$671,302
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	0.99%	1.59%	3.37%	7.91%	5.25%
Total return***	(3.28)%	0.76%	8.39%	(4.68)%	2.72%

PIMCO VIT Real Return
Units	175,679	103,613	83,260	75,365	70,494
Unit value	$11.97	$11.20	$10.83	$9.56	$10.75
Net assets	$2,104,135	$1,161,170	$901,677	$720,559	$757,625
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	1.58%	1.51%	3.48%	4.27%	3.92%
Total return***	6.88%	3.42%	13.28%	(11.07)%	5.85%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
PIMCO VIT Total Return
Units	329,288	157,292	238,129	190,058	180,242
Unit value	$11.35	$11.45	$11.07	$10.15	$10.12
Net assets	$3,741,701	$1,803,328	$2,637,369	$1,929,365	$1,824,488
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	1.69%	7.17%	5.12%	11.03%	4.55%
Total return***	(0.87)%	3.43%	9.06%	0.30%	4.04%

Rydex | SGI VT All-Asset Aggressive Strategy
Units	104,633	68,122	65,889	63,561	61,898
Unit value	$8.42	$9.18	$8.53	$7.52	$10.48
Net assets	$880,676	$625,479	$562,227	$478,306	$648,733
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.87%	0.73%	-%	1.10%	5.87%
Total return***	(8.28)%	7.62%	13.43%	(28.24)%	2.17%

Rydex | SGI VT All-Asset Conservative Strategy
Units	90,027	4,927	2,885	2,418	2,104
Unit value	$8.56	$9.05	$8.80	$8.74	$10.24
Net assets	$770,564	$44,612	$25,389	$21,146	$21,541
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.19%	3.14%	-%	3.94%	5.29%
Total return***	(5.41)%	2.84%	0.69%	(14.65)%	1.95%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex | SGI VT All-Asset Moderate Strategy
Units	82,512	8,771	5,670	1,082	12,453
Unit value	$8.44	$9.07	$8.78	$8.20	$10.38
Net assets	$696,579	$79,539	$49,760	$8,874	$129,367
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.13%	2.27%	-%	0.26%	4.57%
Total return***	(6.95)%	3.30%	7.07%	(21.00)%	2.05%

Rydex | SGI VT All Cap Value (2)
Units	549	560	952	-	-
Unit value	$13.78	$15.01	$13.41	$-	$-
Net assets	$7,573	$8,404	$12,761	$10.51	$-
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	-%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(8.19)%	11.93%	27.59%	5.10%	-%

Rydex | SGI VT CLS AdvisorOne Amerigo
Units	443,210	405,014	471,324	517,534	586,957
Unit value	$10.52	$11.86	$10.76	$8.06	$14.79
Net assets	$4,661,792	$4,800,112	$5,067,780	$4,170,643	$8,678,787
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	-%	0.09%	0.59%	0.29%	0.36%
Total return***	(11.30)%	10.22%	33.50%	(45.50)%	8.90%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex | SGI VT CLS AdvisorOne Clermont
Units	245,496	209,450	216,311	225,570	243,216
Unit value	$8.97	$9.40	$8.85	$7.54	$11.26
Net assets	$2,203,922	$1,969,659	$1,914,338	$1,701,104	$2,739,411
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	1.94%	1.78%	2.08%	1.06%	1.51%
Total return***	(4.57)%	6.21%	17.37%	(33.04)%	1.68%

Rydex | SGI VT CLS AdvisorOne Select Allocation
Units	235,922	252,246	289,226	321,884	349,733
Unit value	$8.09	$8.82	$8.10	$6.23	$11.25
Net assets	$1,908,671	$2,225,369	$2,343,004	$2,005,916	$3,933,527
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	1.49%	1.64%	2.42%	1.26%	-%
Total return***	(8.28)%	8.89%	30.02%	(44.62)%	9.99%

Rydex | SGI VT Large Cap Value (2)
Units	131	374	312	-	-
Unit value	$12.83	$13.90	$12.47	$10.27	$-
Net assets	$1,685	$5,194	$3,889	$-	$-
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	-%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(7.70)%	11.47%	21.42%	2.70%	-%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex | SGI VT Mid Cap Growth (2)
Units	578	747	4,882	-	-
Unit value	$15.85	$17.26	$14.48	$10.48	$-
Net assets	$9,134	$12,869	$70,663	$-	$-
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	-%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(8.17)%	19.20%	38.17%	4.80%	-%

Rydex | SGI VT Mid Cap Value (2)
Units	24,927	1,627	724	-	-
Unit value	$15.37	$17.31	$15.31	$11.08	$-
Net assets	$383,048	$28,217	$11,092	$-	$-
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	-%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(11.21)%	13.06%	38.18%	10.80%	-%

Rydex | SGI VT MSCI EAFE Equal Weight
Units	26,915	37,491	54,456	56,820	72,648
Unit value	$9.23	$11.42	$10.28	$8.95	$15.13
Net assets	$248,722	$428,514	$560,253	$508,721	$1,099,572
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(19.18)%	11.09%	14.86%	(40.85)%	4.48%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex | SGI VT Multi-Hedge Strategies
Units	5,619	4,758	9,894	48,247	5,672
Unit value	$7.29	$7.36	$7.23	$7.81	$10.03
Net assets	$40,927	$34,998	$71,861	$376,872	$56,916
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	- %	- %	0.35%	1.00%	7.38%
Total return***	(0.95)%	1.80%	(7.43)%	(22.13)%	(0.56)%

Rydex | SGI VT Small Cap Value
Units	25,051	13,309	15,834	23,757	25,677
Unit value	$20.20	$22.07	$18.86	$12.60	$21.38
Net assets	$505,980	$293,577	$298,553	$299,365	$548,822
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(8.47)%	17.02%	49.68%	(41.07)%	5.80%

Rydex | SGI VT U.S. Long Short Momentum
Units	11,657	12,376	71,339	87,235	94,004
Unit value	$8.94	$9.99	$9.38	$7.69	$13.55
Net assets	$104,329	$123,750	$669,086	$671,036	$1,273,755
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	- %	- %	0.09%	- %	- %
Total return***	(10.51)%	6.50%	21.98%	(43.25)%	17.54%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Banking
Units	5,362	9,580	5,425	26,529	9,845
Unit value	$3.77	$5.05	$4.67	$5.05	$8.95
Net assets	$20,185	$48,434	$25,301	$133,732	$88,130
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.07%	1.43%	92.19%	0.86%	0.39%
Total return***	(25.35)%	8.14%	(7.52)%	(43.58)%	(30.17)%

Rydex VT Basic Materials
Units	10,502	215,338	191,619	432,642	168,361
Unit value	$12.99	$16.23	$13.37	$8.98	$17.16
Net assets	$136,401	$3,494,160	$2,560,754	$3,884,296	$2,889,747
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.58%	0.14%	0.76%	0.11%
Total return***	(19.96)%	21.39%	48.89%	(47.67)%	28.29%

Rydex VT Biotechnology
Units	43,206	33,854	37,654	304,045	38,043
Unit value	$6.99	$6.60	$6.22	$5.49	$6.50
Net assets	$300,858	$223,079	$234,083	$1,669,244	$247,038
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	5.91%	6.11%	13.30%	(15.54)%	(0.02)%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Commodities Strategy
Units	5,147	7,818	5,662	7,658	164,429
Unit value	$4.82	$5.39	$5.21	$4.87	$9.98
Net assets	$24,821	$42,105	$29,470	$37,313	$1,641,226
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	8.63%	-%	1.68%	0.30%	-%
Total return***	(10.58)%	3.45%	6.98%	(51.20)%	25.50%

Rydex VT Consumer Products
Units	14,331	13,654	164,456	12,923	241,714
Unit value	$13.48	$12.37	$11.01	$9.65	$13.15
Net assets	$192,649	$168,885	$1,808,939	$124,771	$3,179,686
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	2.98%	0.72%	2.88%	0.01%	0.47%
Total return***	8.97%	12.35%	14.09%	(26.62)%	6.37%

Rydex VT Dow 2x Strategy
Units	14,850	27,534	216,847	40,459	83,487
Unit value	$7.56	$7.23	$6.06	$4.62	$12.60
Net assets	$112,229	$198,921	$1,313,646	$187,024	$1,051,935
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.14%	-%	0.36%	0.62%
Total return***	4.56%	19.31%	31.17%	(63.33)%	3.56%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Electronics
Units	15,127	25,914	522,844	27,730	5,381
Unit value	$2.95	$3.68	$3.51	$2.13	$4.46
Net assets	$44,543	$95,561	$1,837,539	$59,044	$23,997
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(19.84)%	4.84%	64.79%	(52.24)%	(6.64)%

Rydex VT Energy
Units	24,814	180,694	29,849	331,943	245,330
Unit value	$13.00	$14.42	$12.64	$9.53	$18.43
Net assets	$321,701	$2,603,399	$376,058	$3,161,562	$4,520,585
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.85%	-%	-%	-%
Total return***	(9.85)%	14.08%	32.63%	(48.29)%	27.58%

Rydex VT Energy Services
Units	26,014	91,453	28,704	30,831	201,230
Unit value	$10.15	$11.69	$9.68	$6.22	$15.31
Net assets	$263,820	$1,068,415	$277,803	$191,734	$3,081,273
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(13.17)%	20.76%	55.63%	(59.37)%	31.31%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Europe 1.25x Strategy
Units	5,817	14,572	302,290	21,600	237,477
Unit value	$5.72	$7.03	$8.23	$6.33	$14.65
Net assets	$33,264	$102,446	$2,487,736	$136,720	$3,479,565
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	2.21%	3.82%	0.10%	3.10%
Total return***	(18.63)%	(14.58)%	30.02%	(56.79)%	8.27%

Rydex VT Financial Services
Units	11,739	14,733	45,003	23,195	7,767
Unit value	$4.63	$5.68	$5.18	$4.52	$9.08
Net assets	$54,178	$83,509	$233,553	$104,896	$70,508
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.06%	0.60%	2.22%	-%	0.20%
Total return***	(18.49)%	9.65%	14.60%	(50.22)%	(22.24)%

Rydex VT Government Long Bond 1.2x Strategy
Units	56,563	17,803	17,622	46,956	198,159
Unit value	$14.25	$10.51	$9.97	$15.20	$10.96
Net assets	$806,873	$186,944	$175,238	$713,948	$2,170,674
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	1.86%	12.97%	2.04%	1.72%	2.93%
Total return***	35.59%	5.42%	(34.41)%	38.69%	5.15%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Health Care
Units	20,705	24,282	225,872	351,419	22,899
Unit value	$8.46	$8.44	$8.25	$6.91	$9.60
Net assets	$175,515	$204,935	$1,860,817	$2,430,054	$219,860
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.05%	-%	-%	-%
Total return***	0.24%	2.30%	19.39%	(28.02)%	1.53%

Rydex VT Internet
Units	10,333	147,785	504,896	18,796	6,133
Unit value	$4.99	$5.92	$5.12	$3.22	$6.10
Net assets	$51,623	$874,053	$2,583,771	$60,572	$37,401
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(15.71)%	15.63%	59.01%	(47.21)%	5.71%

Rydex VT Inverse Dow 2x Strategy
Units	3,515	-	337	212,994	-
Unit value****	$2.08	$2.98	$4.46	$8.42	$5.47
Net assets	$7,304	$-	$1,502	$1,793,038	$-
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.61%	-%
Total return***	(30.20)%	(33.18)%	(47.03)%	53.93%	(12.82)%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Inverse Government Long Bond Strategy
Units	25,223	13,829	5,305	22,632	127,448
Unit value	$3.02	$4.53	$5.42	$4.74	$7.09
Net assets	$76,196	$62,651	$28,744	$107,272	$903,174
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.11%	9.07%
Total return***	(33.33)%	(16.42)%	14.35%	(33.15)%	(8.56)%

Rydex VT Inverse Mid-Cap Strategy
Units	4,294	9,446	2,788	888	204,645
Unit value	$3.30	$3.71	$5.19	$8.37	$6.51
Net assets	$14,177	$35,090	$14,471	$7,433	$1,330,832
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	(0.01)%	6.32%
Total return***	(11.05)%	(28.52)%	(37.99)%	28.57%	(6.12)%

Rydex VT Inverse NASDAQ-100 Strategy
Units	4,578	10,072	4,251	1,323	456,662
Unit value	$3.06	$3.55	$4.71	$8.21	$5.79
Net assets	$13,997	$35,776	$20,059	$10,873	$2,644,298
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	1.54%	0.02%	7.23%
Total return***	(13.80)%	(24.63)%	(42.63)%	41.80%	(15.03)%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Inverse Russell 2000 Strategy
Units	5,071	22,377	27,292	-	227,553
Unit value****	$3.09	$3.50	$5.05	$7.85	$6.57
Net assets	$15,653	$78,349	$137,835	$-	$1,494,833
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	(0.01)%	0.17%
Total return***	(11.71)%	(30.69)%	(35.67)%	19.48%	0.93%

Rydex VT Inverse S&P 500 Strategy
Units	8,539	12,016	8,525	507,885	440,988
Unit value	$3.71	$4.26	$5.35	$7.72	$5.79
Net assets	$31,673	$51,084	$45,721	$3,920,620	$2,551,506
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.03%	9.29%
Total return***	(12.91)%	(20.37)%	(30.70)%	33.33%	(3.42)%

Rydex VT Japan 2x Strategy
Units	3,063	143,933	27,407	265,255	55,215
Unit value	$5.45	$8.00	$7.22	$6.10	$9.49
Net assets	$16,695	$1,151,851	$198,033	$1,617,732	$524,016
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.08%	0.14%	6.95%
Total return***	(31.88)%	10.80%	18.36%	(35.72)%	(14.99)%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Leisure
Units	10,756	311,030	7,689	9,749	10,250
Unit value	$6.93	$7.06	$5.66	$4.32	$8.86
Net assets	$74,565	$2,197,657	$43,496	$42,111	$90,752
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.07%	-%	-%	-%
Total return***	(1.84)%	24.73%	31.02%	(51.24)%	(6.67)%

Rydex VT Mid-Cap 1.5x Strategy
Units	11,101	30,668	19,380	23,187	35,481
Unit value	$11.09	$12.53	$9.51	$6.52	$15.06
Net assets	$123,121	$384,142	$184,231	$151,080	$534,207
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.06%	-%	1.97%
Total return***	(11.49)%	31.76%	45.86%	(56.71)%	(0.80)%

Rydex VT NASDAQ-100
Units	43,118	129,297	152,258	28,394	314,780
Unit value	$8.38	$8.56	$7.54	$5.18	$9.31
Net assets	$360,817	$1,106,732	$1,148,495	$147,066	$2,931,656
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.03%	0.12%
Total return***	(2.10)%	13.53%	45.56%	(44.36)%	12.83%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT NASDAQ-100 2x Strategy
Units	2,996	4,488	82,544	61,600	30,564
Unit value	$4.33	$4.55	$3.47	$1.66	$6.33
Net assets	$12,948	$20,395	$285,874	$99,088	$193,511
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.13%	0.39%
Total return***	(4.84)%	31.12%	109.00%	(73.78)%	22.76%

Rydex VT Nova
Units	111,490	138,588	161,775	136,271	194,959
Unit value	$5.66	$5.98	$5.20	$4.01	$9.19
Net assets	$632,965	$830,780	$843,424	$547,235	$1,791,988
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.05%	0.19%	0.94%	1.06%	0.51%
Total return***	(5.35)%	15.00%	29.68%	(56.37)%	(3.16)%

Rydex VT Precious Metals
Units	21,441	49,678	195,137	65,281	117,331
Unit value	$20.82	$28.65	$21.66	$15.15	$25.74
Net assets	$445,884	$1,422,957	$4,227,012	$988,722	$3,019,828
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.04%	-%	-%	-%	-%
Total return***	(27.33)%	32.27%	42.97%	(41.14)%	14.48%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Real Estate
Units	15,621	15,138	262,842	21,253	20,339
Unit value	$11.69	$11.93	$9.98	$8.32	$14.88
Net assets	$182,208	$180,091	$2,622,432	$176,658	$302,452
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	2.84%	0.42%	3.81%	0.70%	0.33%
Total return***	(2.01)%	19.54%	19.95%	(44.09)%	(22.54)%

Rydex VT Retailing
Units	14,930	9,778	294,010	121,607	6,254
Unit value	$9.82	$9.73	$8.12	$5.88	$9.15
Net assets	$146,938	$95,139	$2,386,125	$714,281	$57,234
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	0.92%	19.83%	38.10%	(35.74)%	(16.31)%

Rydex VT Russell 2000 1.5x Strategy
Units	12,746	13,379	18,971	136,742	18,996
Unit value	$8.44	$10.04	$7.60	$5.95	$12.77
Net assets	$107,613	$134,655	$144,275	$814,495	$242,601
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.04%	1.70%
Total return***	(15.94)%	32.11%	27.73%	(53.41)%	(10.70)%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Russell 2000 2x Strategy
Units	1,199	1,172	1,515	15,106	1,077
Unit value	$3.99	$5.16	$3.63	$2.79	$8.62
Net assets	$4,776	$6,031	$5,524	$42,266	$9,289
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	3.80%	0.05%
Total return***	(22.67)%	42.15%	30.11%	(67.63)%	(16.31)%

Rydex VT S&P 500 2x Strategy
Units	3,493	8,925	16,884	17,071	9,725
Unit value	$4.66	$5.07	$4.22	$3.01	$9.81
Net assets	$16,250	$45,204	$71,493	$51,413	$95,406
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.67%	-%	1.00%
Total return***	(8.09)%	20.14%	40.20%	(69.32)%	(3.66)%

Rydex VT S&P 500 Pure Growth
Units	860,744	671,097	49,567	43,820	117,402
Unit value	$9.24	$9.76	$8.15	$5.78	$10.02
Net assets	$7,940,798	$6,543,698	$403,006	$253,048	$1,176,731
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(5.33)%	19.75%	41.00%	(42.32)%	0.47%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT S&P 500 Pure Value
Units	945,738	10,740	43,945	58,873	68,603
Unit value	$8.49	$9.15	$7.94	$5.48	$11.14
Net assets	$8,014,220	$98,189	$349,728	$322,871	$764,660
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.06%	0.36%	1.94%	0.86%	1.27%
Total return***	(7.21)%	15.24%	44.89%	(50.81)%	(9.38)%

Rydex VT S&P MidCap 400 Pure Growth
Units	24,092	424,646	33,824	27,629	94,377
Unit value	$12.83	$13.48	$10.62	$7.07	$11.55
Net assets	$308,956	$5,722,858	$358,061	$194,984	$1,090,050
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(4.82)%	26.93%	50.21%	(38.79)%	3.86%

Rydex VT S&P MidCap 400 Pure Value
Units	13,968	324,823	117,535	14,043	22,016
Unit value	$9.76	$10.97	$9.53	$6.41	$11.87
Net assets	$136,297	$3,563,027	$1,122,014	$90,062	$261,367
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.61%	3.88%	-%	2.26%
Total return***	(11.03)%	15.11%	48.67%	(46.00)%	(8.88)%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT S&P SmallCap 600 Pure Growth
Units	11,621	284,262	24,636	18,316	24,037
Unit value	$10.87	$10.96	$9.13	$7.11	$11.30
Net assets	$126,797	$3,116,459	$225,129	$130,258	$271,723
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(0.82)%	20.04%	28.41%	(37.08)%	(4.34)%

Rydex VT S&P SmallCap 600 Pure Value
Units	18,017	241,313	29,750	8,412	12,709
Unit value	$8.67	$10.00	$8.34	$5.37	$9.92
Net assets	$156,202	$2,412,031	$248,476	$45,182	$125,967
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	3.04%	2.57%	0.04%
Total return***	(13.30)%	19.90%	55.31%	(45.87)%	(23.74)%

Rydex VT Strengthening Dollar 2x Strategy
Units	2,998	1,275	1,004	-	42
Unit value****	$4.91	$5.36	$5.86	$7.27	$7.19
Net assets	$14,742	$6,829	$5,886	$-	$303
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(8.40)%	(8.53)%	(19.39)%	1.11%	(14.66)%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Technology
Units	33,341	42,888	844,312	40,804	58,093
Unit value	$4.87	$5.59	$5.21	$3.50	$6.69
Net assets	$162,525	$239,785	$4,404,274	$142,595	$388,806
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(12.88)%	7.29%	48.86%	(47.68)%	5.70%

Rydex VT Telecommunications
Units	8,317	13,311	11,409	524,132	11,374
Unit value	$4.77	$5.82	$5.31	$4.31	$8.22
Net assets	$39,703	$77,525	$60,581	$2,257,520	$93,481
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.45%	1.99%	0.17%	0.69%	0.02%
Total return***	(18.04)%	9.60%	23.20%	(47.57)%	4.60%

Rydex VT Transportation
Units	3,891	224,511	11,546	20,589	4,561
Unit value	$8.34	$9.79	$8.24	$7.33	$10.23
Net assets	$32,435	$2,199,065	$95,109	$150,702	$46,658
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.13%	-%	-%
Total return***	(14.81)%	18.81%	12.41%	(28.35)%	(12.63)%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT U.S. Government Money Market
Units	1,439,592	772,074	2,095,352	2,647,128	1,186,868
Unit value	$7.17	$7.49	$7.81	$8.15	$8.42
Net assets	$10,311,628	$5,780,735	$16,374,024	$21,581,729	$9,994,672
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.01%	0.01%	0.02%	1.97%	4.90%
Total return***	(4.27)%	(4.10)%	(4.17)%	(3.21)%	(0.50)%

Rydex VT Utilities
Units	55,864	24,434	56,730	54,230	353,523
Unit value	$6.84	$6.14	$6.00	$5.50	$8.16
Net assets	$382,345	$150,830	$340,003	$298,234	$2,884,492
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	1.84%	1.66%	6.70%	0.09%	1.19%
Total return***	11.40%	2.33%	9.09%	(32.60)%	8.08%

Rydex VT Weakening Dollar 2x Strategy
Units	-	-	668	5,320	6,587
Unit value****	$9.11	$9.88	$10.93	$10.70	$12.73
Net assets	$-	$-	$7,305	$56,925	$83,871
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.01%	-%	0.95%
Total return***	(7.79)%	(9.61)%	2.15%	(15.95)%	13.13%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Templeton Developing Markets Securities
Units	15,028	15,247	17,211	11,071	11,394
Unit value	$20.48	$25.44	$22.62	$13.70	$30.29
Net assets	$307,738	$389,612	$390,516	$151,715	$345,166
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	0.66%	0.53%	2.98%	2.80%	2.21%
Total return***	(19.50)%	12.47%	65.11%	(54.77)%	23.14%

Templeton Foreign Securities
Units	6,091	13,770	37,892	34,533	28,804
Unit value	$9.03	$10.57	$10.19	$7.78	$13.64
Net assets	$55,034	$145,551	$386,182	$268,539	$392,830
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	2.72%	0.37%	2.96%	2.29%	2.02%
Total return***	(14.57)%	3.73%	30.98%	(42.96)%	10.40%

Wells Fargo Advantage Opportunity VT
Units	17,696	26,680	21,033	35,778	39,924
Unit value	$10.10	$11.17	$9.43	$6.67	$11.64
Net assets	$178,738	$298,060	$198,386	$238,704	$464,622
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	0.16%	0.75%	-%	2.34%	0.26%
Total return***	(9.58)%	18.45%	41.38%	(42.70)%	2.01%

Variable Annuity Account A
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional charges for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***For periods shorter than a year, total return is not annualized. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1)	For the period from April 29, 2011 (inception date) to December 31, 2011.
(2)	For the period from November 14, 2008 (inception date) to December 31, 2008.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

Financial Statements

First Security Benefit Life Insurance and Annuity
Company of New York (An Indirect Wholly Owned
Subsidiary of Guggenheim SBC Holdings, LLC)
Year Ended December 31, 2011, Periods From July 31, 2010
Through December 31, 2010, January 1, 2010 Through
July 30, 2010, and Year Ended December 31, 2009
With Report of Independent Registered Public
Accounting Firm

Ernst & Young LLP

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Financial Statements

Year Ended December 31, 2011, Periods From July 31, 2010
Through December 31, 2010, January 1, 2010 Through
July 30, 2010, and Year Ended December 31, 2009

Contents

Report of Independent Registered Public Accounting Firm	1
Financial Statements
Balance Sheets	2
Statements of Operations	3
Statements of Changes in Stockholder’s Equity	4
Statements of Cash Flows	5
Notes to Financial Statements	6

Ernst & Young LLP One Kansas City Place Suite 2500 1200 Main Street Kansas City, Mo 64105-2143 Tel: + 1 816 474 5200 Fax: + 1 816 480 5555 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, as of December 31, 2011 and 2010, and the related statements of operations, changes in stockholder’s equity, and cash flows for the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and the year ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and the results of its operations and its cash flows for the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and the year ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, effective July 31, 2010, in response to the acquisition of the Company’s indirect parent, the Company adjusted its historical accounting basis to reflect the change in control.

Kansas City, Missouri
March 23, 2012

1

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Balance Sheets

	December 31
	2011	2010
	Successor	Successor
	(In Thousands)
Assets
Bonds available for sale	$18,204	$11,876
Policy loans	90	125
Cash and cash equivalents	3,120	6,561
Income taxes receivable	207	143
Deferred income tax asset	–	435
Due from affiliates	22	–
Reinsurance recoverable	999	1,116
Deferred policy acquisition costs	124	38
Value of business acquired	5,188	6,044
Intangible assets	50	50
Other assets	121	101
Separate account assets	137,203	162,890
Total assets	$165,328	$189,379

Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$14,797	$14,272
Deferred income tax liability	53	–
Due to affiliates	–	23
Other liabilities	395	290
Separate account liabilities	137,203	162,890
Total liabilities	152,448	177,475

Stockholder’s equity:
Common stock ($10 par value; 200,000 non-convertible shares authorized, issued, and outstanding)	2,000	2,000
Additional paid-in capital	9,547	9,547
Accumulated other comprehensive income (loss)	115	(33)
Retained earnings	1,218	390
Total stockholder’s equity	12,880	11,904
Total liabilities and stockholder’s equity	$165,328	$189,379

See accompanying notes.

2

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Operations

		July 31, 2010	January 1, 2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Revenues:
Asset-based fees	$3,262	$1,446	$2,051	$3,353
Net investment income	356	113	344	630
Total revenues	3,618	1,559	2,395	3,983

Benefits and expenses:
Interest credited to annuity account balances	446	179	243	409
Other benefits	69	54	163	808
Commissions and other operating expenses	1,089	432	1,227	1,093
Amortization of deferred policy acquisition costs and value of business acquired	827	284	585	712
Total benefits and expenses	2,431	949	2,218	3,022

Income before income tax expense	1,187	610	177	961
Income tax expense	359	220	105	399
Net income	$828	$390	$72	$562

See accompanying notes.

3

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder’s
	Stock	Capital	Income (Loss)	Earnings	Equity
	(In Thousands)
Predecessor
Balance at January 1, 2009	$2,000	$8,600	$47	$2,811	$13,458
Comprehensive income:
Net income	–	–	–	562	562
Other comprehensive income	–	–	38	–	38
Comprehensive income					600
Balance at December 31, 2009	2,000	8,600	85	3,373	14,058
Comprehensive income:
Net income	–	–	–	72	72
Other comprehensive income	–	–	52	–	52
Comprehensive income					124
Balance at July 30, 2010	2,000	8,600	137	3,445	14,182

Successor
Adjustments related to push down of purchase price resulting from change in control	–	947	(137)	(3,445)	(2,635)
Balance at July 31, 2010	2,000	9,547	–	–	11,547
Comprehensive income:
Net income	–	–	–	390	390
Other comprehensive loss	–	–	(33)	–	(33)
Comprehensive income					357
Balance at December 31, 2010	2,000	9,547	(33)	390	11,904
Comprehensive income:
Net income	–	–	–	828	828
Other comprehensive income	–	–	148	–	148
Comprehensive income					976
Balance at December 31, 2011	$2,000	$9,547	$115	$1,218	$12,880

See accompanying notes.

4

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Cash Flows

		July 31, 2010	January 1, 2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
		(In Thousands)
Operating activities
Net income	$828	$390	$72	$562
Adjustments to reconcile net income to net cash and cash equivalents provided by (used in) operating activities:
Interest credited to annuity account balances	446	179	243	409
Policy acquisition costs deferred	(137)	(39)	(239)	(902)
Amortization of deferred policy acquisition costs	17	1	585	712
Sales inducement costs deferred	–	–	(81)	(420)
Amortization of sales inducement costs	–	–	589	117
Amortization of value of business acquired	810	283	–	–
Deferred income taxes	392	71	80	(591)
Change in assets and liabilities:
Income taxes receivable	(64)	(114)	18	94
Due from/to affiliates	(45)	(27)	777	(565)
Other assets	(20)	1	(8)	(21)
Other liabilities	105	(126)	(24)	61
Other changes in operating assets and liabilities	71	(59)	541	(155)
Net cash and cash equivalents provided by (used in) operating activities	2,403	560	2,553	(699)

Investing activities
Sales, maturities, or repayments of bonds available for sale	2,949	1,696	2,106	3,450
Acquisitions of bonds available for sale	(9,151)	–	(4,459)	(1,603)
Net decrease in policy loans	35	12	20	2
Net cash and cash equivalents (used in) provided by investing activities	(6,167)	1,708	(2,333)	1,849

Financing activities
Deposits to annuity account balances	2,099	24	31	918
Withdrawals from annuity account balances	(1,776)	50	(278)	(766)
Net cash and cash equivalents provided by (used in) financing activities	323	74	(247)	152

(Decrease) increase in cash and cash equivalents	(3,441)	2,342	(27)	1,302
Cash and cash equivalents at beginning of year	6,561	4,219	4,246	2,944
Cash and cash equivalents at end of year	$3,120	$6,561	$4,219	$4,246

Supplemental disclosures of cash flow information
Cash paid (received) during the year for:
Income taxes	$31	$255	$(30)	$896

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements

December 31, 2011
1. Nature of Operations and Significant Accounting Policies

Organization and Operations

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company’s business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation (SBC), which is a wholly owned subsidiary of Guggenheim SBC Holdings, LLC (GSBCH). Formerly, SBC was a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

On February 15, 2010, SBMHC entered into a purchase and sale agreement with GSBCH to sell all of the outstanding capital stock of SBC. Effective July 30, 2010, SBC was sold to GSBCH, referred to herein as the “Transaction.” Subsequent to the Transaction, SBMHC was demutualized and then dissolved.

Basis of Presentation

The financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company’s assets and liabilities and are labeled “Predecessor.” The statements subsequent to the Transaction are labeled “Successor” and reflect adjusting the Company’s historical accounting basis to reflect the change in control based upon the allocated purchase price by SBC at the Transaction date in the financial statements.

Use of Estimates

The preparation of financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs, and the value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its financial statements are reasonable and prudent. However, actual results could differ from those estimates.

6

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

In April 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, which was subsequently incorporated into FASB Accounting Standards Codification (ASC) Subtopic 320-10, Investments – Debt and Equity Securities – Overall. This new guidance relates to the recognition and presentation of other-than-temporary impairment (OTTI) and requires additional disclosures. The recognition guidance applies to debt securities classified as available for sale and held to maturity. The presentation and disclosure guidance applies to debt and equity securities. The guidance requires an entity to bifurcate any OTTI on debt securities between credit and non-credit impairments and establishes the accounting treatment for each aspect, in current and subsequent periods. A cumulative effect adjustment is required to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated other comprehensive income. This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective January 1, 2009, and the adoption did not have a material impact on the financial statements.

In August 2009, the FASB issued Accounting Standards Update (ASU) 2009-05, Fair Value Measurements and Disclosures (Topic 820), Measuring Liabilities at Fair Value, to provide additional guidance on measuring the fair value of liabilities. The update provides clarification when a quoted price in an active market for the identical liability is not available. ASU 2009-05 clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a quoted price in an active market, an entity must use one or more of the following valuation techniques to estimate fair value: (1) a valuation technique that uses a quoted price: (a) of an identical liability when traded as an asset or (b) of a similar liability when traded as an asset or (2) another valuation technique such as (a) a present value technique or (b) a technique based on the amount an entity would pay to transfer the identical liability or would receive to enter into an identical liability. The guidance is effective for the first reporting period beginning after issuance, which for the Company is January 1, 2010. The Company adopted the guidance, and the adoption did not have a material impact on the financial statements.

7

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value, which requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. The Company adopted this guidance as of January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the reconciliation for Level 3 fair value measurements, which the Company adopted on January 1, 2011. The adoption of this guidance did not have a material impact on the financial statements.

In April 2010, the FASB issued ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments, clarifying that investments held within the separate accounts of an insurance entity should not be combined with the insurer’s general account interest in the same investments when determining whether consolidation is required, unless the separate account interests are held for the benefit of a related party. This guidance is effective for financial statements for periods that begin after December 15, 2010, the Company adopted this guidance effective January 1, 2011. The adoption of this guidance did not have a material impact on the financial statements.

In September 2010, the FASB issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The guidance defines allowable deferred acquisition costs as the incremental direct cost of contract acquisition and certain costs related directly to underwriting, policy issuance, and processing. This guidance also allows for the deferral of advertising costs if: 1) the primary purpose of the advertising is to elicit to customers who could be shown to have responded specifically to the advertising, and 2) the direct-response advertising results in probable future benefits. This guidance will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted, and companies may choose to apply the new guidance either prospectively or retroactively. The Company will adopt this guidance prospectively effective January 1, 2012, and is currently evaluating the impact of this guidance. This guidance is a significant change to current industry practice and could materially impact the Company’s financial statements upon adoption.

8

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning after December 15, 2011, which for the Company is January 1, 2012. The adoption of this guidance is not expected to have a material impact on the financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for fiscal years ending on or after December 15, 2012, which for the Company is December 31, 2012. The adoption of this guidance is not expected to have a material impact on the financial statements.

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05, authoritative guidance to defer certain provisions included in ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This guidance defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassification out of accumulated other comprehensive income for all periods presented. This guidance is effective for annual periods ending on or after December 15, 2012, which for the Company is December 31, 2012. The adoption of this guidance is not expected to have a material impact on the financial statements.

9

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Bonds are classified as available for sale and carried at fair value with related unrealized gains and losses reflected as a component of other comprehensive income or loss in stockholder’s equity, net of adjustments related to deferred policy acquisition costs and applicable income taxes. The adjustment related to deferred policy acquisition costs represents the increase from using a discount rate that would have been required if such unrealized gains or losses had been realized. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. If it is determined that a decline in fair value of a bond is other than temporary, unrealized losses are bifurcated between credit and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds.

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investment (gross blended separate account return assumption of 10.5% for the years 2011 through 2014 and 8.5% thereafter), mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss in stockholder’s equity, net of applicable income taxes.

10

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Additionally, the Company assesses whether its indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Separate Accounts

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

11

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company also issues variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum withdrawal benefit (GMWB) and guaranteed minimum income benefit (GMIB) features. Certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. As discussed in Note 13, the embedded derivative reserves are reinsured with Security Benefit Life Insurance Company (SBL), an affiliate.

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.25% to 4.10% during 2011, 1.5% to 4.35% during 2010, and 2.0% to 5.0% during 2009.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

Recognition of Revenues

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

12

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Statutory Financial Information

The Company’s statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department (the Department). The Department has adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Under the laws of the state of New York, the Company is required to maintain a minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations was $11,861,000 and $11,641,000 at December 31, 2011 and 2010, respectively. Statutory net income of the insurance operations was $255,000, $934,000, and $819,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

The payment of dividends by the Company to its stockholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2012, the Company is allowed to pay dividends of $119,000 without prior approval of the New York Insurance Commissioner.

13

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company’s portfolio of bonds available for sale at December 31, 2011 and 2010, is as follows:

	December 31, 2011 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,118	$7	$–	$1,125
Obligations of government-sponsored enterprises	16,824	255	–	17,079
Total bonds	$17,942	$262	$–	$18,204

	December 31, 2010 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,146	$–	$–	$1,146
Obligations of government-sponsored enterprises	10,792	5	(67)	10,730
Total bonds	$11,938	$5	$(67)	$11,876

At December 31, 2011, the Company had no securities in an unrealized loss position. The Company’s portfolio consists entirely of investment grade (rated AAA) fixed maturity securities. At December 31, 2010, the Company had 22 securities in an unrealized loss position. Unrealized losses on these securities were approximately $67,000 with a related fair value of $8,862,000. At December 31, 2010, the Company’s portfolio consisted entirely of investment grade (rated AAA) fixed maturity securities.

14

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds available for sale at December 31, 2011 (successor), by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)

Due after one year through five years	$1,118	$1,125
Obligations of government-sponsored enterprises	16,824	17,079
	$17,942	$18,204

At December 31, 2011, bonds available for sale with a fair value of $602,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income are summarized as follows:

		July 31,	January 1,
		2010	2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Interest on bonds	$341	$104	$335	$606
Other	15	9	9	24
Net investment income	$356	$113	$344	$630

15

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

Proceeds from the sale of bonds available for sale and realized gains and losses on bonds are as follows:

		July 31,	January 1,
		2010	2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Proceeds from sales	$–	$–	$500	$–
Gross realized gains	–	–	–	–
Gross realized losses	–	–	–	–

3. Deferred Policy Acquisition Costs

An analysis of the deferred policy acquisition costs asset balance is presented below:

		July 31,	January 1,
	Year	2010	2010	Year
	Ended	Through	Through	Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$38	$–	$5,986	$5,823
Cost deferred during the period	137	39	239	902
Imputed interest	9	1	–	–
Amortized to expense during the period	(26)	(2)	(585)	(712)
Effect of unrealized gains	(34)	–	(225)	(27)
Balance at end of period	$124	$38	$5,415	$5,986

16

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

4. Value of Business Acquired

As a result of the Transaction entered into during 2010 (see Note 1), the Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below:

	Year Ended	July 31, 2010 Through
	December 31,	December 31,
	2011	2010
	Successor	Successor
	(In Thousands)

Balance at beginning of period	$6,044	$ −
Value of business acquired recognized during the period	–	6,319
Imputed interest for period	337	159
Amortized to expense during the period	(1,147)	(442)
Effect of unrealized (gain) loss	(46)	8
Balance at end of period	$5,188	$6,044

The weighted average amortization period is 22 years for VOBA.

The expected future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2012	$862
2013	552
2014	472
2015	385
2016	305

17

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

5. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

Unrealized Gains (Losses) on Available- for-Sale Securities
(In Thousands)
Predecessor
Accumulated other comprehensive income at January 1, 2009	$47
Other comprehensive income:
Unrealized gains on available-for-sale securities	90
Effect on deferred policy acquisition costs	(27)
Provision for deferred income taxes	(25)
Total other comprehensive income	38
Accumulated other comprehensive income at December 31, 2009	85
Other comprehensive income:
Unrealized gains on available-for-sale securities	311
Effect on deferred policy acquisition costs	(225)
Provision for deferred income taxes	(34)
Total other comprehensive income	52
Accumulated other comprehensive income at July 30, 2010	$137

Successor
Other comprehensive loss:
Unrealized loss on available-for-sale securities	$(62)
Effect on VOBA	8
Provision for deferred income taxes	21
Total other comprehensive loss	(33)
Accumulated other comprehensive loss at December 31, 2010	(33)
Other comprehensive income:
Unrealized gain on available-for-sale securities	324
Effect on deferred policy acquisition costs and VOBA	(80)
Provision for deferred income taxes	(96)
Total other comprehensive income	148
Accumulated other comprehensive income at December 31, 2011	$115

18

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

6. Income Taxes

For the year ended December 31, 2011 and the period from July 31, 2010 through December 31, 2010, the Company filed separate federal and state income tax returns. For the periods July 30, 2010 and prior, the Company filed consolidated life/nonlife federal and state income tax returns with SBMHC and its subsidiaries. Income taxes were allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2009. The Internal Revenue Service (IRS) is not currently examining any of SBMHC’s or the Company’s federal tax returns.

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, VOBA, and unrealized capital gains and losses on bonds available for sale.

The Company recognizes interest and penalties related to the unrecognized tax benefits in interest expense as a component of other operating expense. At December 31, 2011 and 2010, the Company has no unrecognized tax benefits.

Income tax expense consists of the following:

		July 31,	January 1,
		2010	2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Current tax (benefit) expense	$(33)	$149	$25	$990
Deferred tax expense (benefit)	392	71	80	(591)
Income tax expense	$359	$220	$105	$399

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD), state income taxes, and fair market value adjustments as of the date of the transaction.

19

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

6. Income Taxes (continued)

Deferred income tax assets and liabilities consist of the following:

	December 31,
	2011	2010
	Successor	Successor
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$1,989	$2,743
Deferred policy acquisition costs	248	352
Net operating loss	91	–
Net unrealized capital loss on investments	–	25
Other	3	4
Total deferred income tax assets	2,331	3,124

Deferred income tax liabilities:
Value of business acquired	2,055	2,394
Deferred gain on investments	298	265
Other	31	30
Total deferred income tax liabilities	2,384	2,689
Net deferred income tax (liability) asset	$(53)	$435

In connection with the Transaction, the tax basis of all assets and liabilities were retained from the predecessor to the successor, subject to certain limitations.

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company did not have a valuation allowance as of December 31, 2011 and 2010.

At December 31, 2011 there is a net operating loss (NOL) of $259,000 that is available to offset future income. The NOL will expire in 2023.

20

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

7. Business Combinations

On July 30, 2010, GSBCH acquired all of the outstanding capital stock of SBC (see Note 1). The aggregate purchase price of SBC was $404 million, of which $20 million was paid to eligible members of SBMHC and the remaining amounts represented cash contributed by GSBCH to SBC.

The following table summarizes the allocation of the purchase price of SBC to the Company, which was generally based upon the estimated fair values of the Company’s assets acquired and liabilities assumed at the date of acquisition (in thousands):

Investments	$13,773
Cash and cash equivalents	4,219
Intangible assets not subject to amortization:
Business licenses	50
Intangible assets subject to amortization:
VOBA	6,319
Other assets	1,795
Separate account assets	155,695
Total assets	181,851

Policy reserves and annuity account values	12,460
Other liabilities	2,149
Separate account liabilities	155,695
Net assets acquired	$11,547

8. Related-Party Transactions

During the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, the Company paid $174,000, $76,000 and $109,000, respectively, to affiliates for providing management, investment, and administrative services. During the year ended December 31, 2009, the Company paid $174,000. These expenses are included in commissions and other operating expenses in the statements of operations.

The Company has contracted with Guggenheim Investment Management, LLC, an affiliate, to perform investment advisory services. For the year ended December 31, 2011, the Company paid fees of $14,000 associated with the services performed.

21

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

8. Related-Party Transactions (continued)

During the year ended December 31, 2011, periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, the Company received $327,000, $123,000 and $197,000, respectively, from affiliates for revenue sharing fees. During the year ended December 31, 2009, the Company received $326,000. These revenues are included in asset-based fees in the statements of operations.

The Company had a receivable from its affiliates of $22,000 as of December 31, 2011, and a payable to its affiliates of $23,000 as of December 31, 2010.

9. Condensed Fair Value Information

In accordance with FASB ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include cash equivalents and separate account assets.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury securities and other obligations of government sponsored enterprises.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, spread-based models, and similar techniques using the best information available in the circumstances. The Company did not have any Level 3 assets.

22

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

9. Condensed Fair Value Information (continued)

Assets measured at fair value on a recurring basis as of December 31:

	2011 (Successor)
	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Cash equivalents	$2,962	$2,962	$–	$–
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,125	–	1,125	–
Obligation of government-sponsored enterprises	17,079	–	17,079	–
Separate account assets	137,203	137,203	–	–
Total assets	$158,369	$140,165	$18,204	$–

	2010 (Successor)
	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Cash equivalents	$6,436	$6,436	$–	$–
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,146	–	1,146	–
Obligation of government-sponsored enterprises	10,730	–	10,730	–
Separate account assets	162,890	162,890	–	–
Total assets	$181,202	$169,326	$11,876	$–

23

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

9. Condensed Fair Value Information (continued)

The Company did not have any transfers into or out of Level 3 for the year ended December 31, 2011, the periods July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010. For the year ended December 31, 2009, the Company had one transfer out of Level 3. The asset transferred out of Level 3 during 2009 is one for which the Company was able to obtain pricing from a recognized third-party pricing vendor. The Company did not have any transfers into or out of Level 1 and 2 for the year ended December 31, 2011, the periods July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010. The transfers between levels is determined as of the end of the period for which the transfer was completed.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash equivalents – The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment securities – Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, from applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

24

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

9. Condensed Fair Value Information (continued)

Separate account assets and liabilities – The assets held in the separate account consist of actively traded mutual funds that have daily quoted net asset values and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

ASC Topic 825, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.

ASC Topic 825 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.

	December 31, 2011 Successor		December 31, 2010 Successor
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)

Cash and cash equivalents	$3,120	$3,120	$6,561	$6,561
Bonds (Note 2)	18,204	18,204	11,876	11,876
Policy loans	90	90	125	125
Separate account assets	137,203	137,203	162,890	162,890
Individual and group annuities	(7,752)	(6,550)	(7,666)	(6,829)
Separate account liabilities	(137,203)	(137,203)	(162,890)	(162,890)

25

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Reinsurance

Principal reinsurance ceded transactions are summarized as follows, with the balances resulting from the 2004 and 1995 transfers of the Company’s life insurance business to an affiliate:

		July 31,	January 1,
		2010	2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Reinsurance ceded:
Premiums paid	$215	$130	$91	$229
Claim recoveries	$2	$6	$2	$2
Surrenders recovered	$1	$–	$–	$1

All of the individual life insurance, as well as the living benefit riders of the Company, are reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of GSBCH (and prior to that, SBMHC). In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. The Company evaluates the financial condition of its reinsurer to minimize its exposure to credit risk and losses from reinsurance insolvencies. At December 31, 2011 and 2010, the Company had established receivables totaling $999,000 and $1,116,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2011 and 2010, was $194,000 and $199,000, respectively.

26

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Guaranteed Benefit Features

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the GMDB, the GMWB, and GMIB.

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

•	Return of Premium Death Benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

•
Step-Up Death Benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts:

	December 31
	2011 (Successor)			2010 (Successor)
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
	(Dollars in Thousands)

Return of premium	$76,740	$3,279	64	$91,847	$1,871	64
Step-up	63,420	8,101	66	73,407	4,539	65
Total GMDB	$140,160	$11,380	65	$165,254	$6,410	64

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2011 and 2010, was $1,458,000 and $1,584,000, respectively. The liability is included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the general account as of December 31, 2011 and 2010.

27

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Guaranteed Benefit Features (continued)

The Company’s GMDB and GMIB reserves, accounted for pursuant to ASC 944, Financial Services – Insurance, are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of actual and expected excess payments divided by the present value of actual and expected assessments. Separate benefit ratios are maintained from GMDB and GMIB.

The Company recalculates its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the statements of operations as benefit expense.

The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be unlocked. The Company’s ASC 944 reserve calculation uses the same assumptions as those used in its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2011:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate of 8.5%.

•	Long-term equity volatility of 18%.

•	Long-term bond volatility of 5%.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

28

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Guaranteed Benefit Features (continued)

The Company has certain variable annuity guaranteed living benefit (GLB) products with GMWB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC, and embedded derivatives accounted for under the Derivatives and Hedging and Fair Value Measurements Disclosures Topics of the FASB ASC. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2011:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Current volatility surface (3 months to 5 years) of 26% graded to 29% at year 5, graded to the long-term average of 18% at end of projection year 60.

•	Discount rate used is the current swap curve plus an option-adjusted spread from the Merrill Lynch corporate insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

12. Lease Commitments

The Company has aggregate future lease commitments at December 31, 2011, of $10,000 for non-cancelable operating leases in 2012 and no amounts for the years thereafter. During the year ended December 31, 2011, periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, the Company paid $31,000, $12,000 and $17,000, respectively, for office rent expense. During the year ended December 31, 2009, the Company paid $29,000. This expense is included in commissions and other operating expenses in the statements of operations.

29

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

13. Commitments and Contingencies

In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

14. Subsequent Events

On January 26, 2012, the Company entered into an agreement with Standard Security Life Insurance Company of New York (SSL), whereby the Company has agreed to reinsure on an indemnity basis certain group fixed annuity contracts. At the same time, the Company entered into an indemnity retrocession agreement with Guggenheim Life and Annuity Company (GLAC), an affiliate, whereby GLAC will reinsure the group fixed annuity contracts the Company reinsured from SSL.

Subsequent events have been evaluated through March 23, 2012, which is the date the financial statements were issued. The Company has evaluated the impact of the events that have occurred subsequent to December 31, 2011. Based on this evaluation, the Company has determined that no events have occurred that were required to be recognized or disclosed in the financial statements.

30

Ernst & Young LLP

Assurance | Tax | Transactions | Advisory

About Ernst & Young
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Ernst & Young refers to the global organization
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each of which is a separate legal entity.
Ernst & Young Global Limited, a UK Company
limited by guarntee, does not provide services
to clients. This report has been prepared by
Ernst & Young LLP, a client serving member firm
located in the United States.

PART C
OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011; and (2) the audited financial statements of Variable Annuity Account A – AdvisorDesigns Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010.

(b)	Exhibits

(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)

(2)	Not Applicable

(3)	(a)	Distribution Agreement(d)
(i)	Amendments Nos. 1 and 2(j)
(b)	Marketing Organization Agreement(c)
(i)	Amendment to Marketing Organization Agreement – Anti-Money Laundering Requirement(j)
(c)	Commission Schedule(i)
(d)	Third Party Sales Agreement(i)

(4)	(a)	Individual Contract (Form FSB216 10-01)(d)
(b)	Individual Contract – Unisex (Form FSB216 10-01U)(d)
(c)	Annual Stepped Up Death Benefit Rider (Form FSB218 10-01)(c)
(d)	Credit Enhancement Rider (Form FSB222 7-02)(d)
(e)	Alternate Withdrawal Charge Rider (Form FSB223 10-01)(c)
(f)	Asset Allocation Rider (Form FSB225 10-01)(c)
(g)	Dollar Cost Averaging Rider (Form FSB226 10-01)(c)
(h)	TSA Endorsement (Form FSB202 R2-97)(a)
(i)	IRA Endorsement (Form FSB203 R2-97)(a)
(j)	Roth IRA Endorsement (Form FSB206 11-97)(b)
(k)	Disability Rider (Form FSB220 10-01)(c)
(l)	Bonus Credit Endorsement (Form FSB238 7-02)(e)
(m)	Guaranteed Minimum Income Benefit Rider (Form FSB240 5-04)(f)
(n)	Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5-04)(f)

(5)	(a)	Individual Application (Form FSB217 (6-07))(q)
(b)	Application Supplement (Form FSB217 SUPP A (6-07))(q)
(c)	Application Supplement (Form FSB217 SUPP B (6-07))(q)
(d)	Individual Application (Form FSB217 3-10)(q)

(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(j)
(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(j)
(i)	Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York’s Bylaws(n)

(7)	Automatic Reinsurance Agreement(i)

(8)	(a)	Participation Agreement – AIM(i)
(i)	Amendment Nos. 1 and 2(i)
(ii)	Amendment No. 3(k)
(b)	Participation Agreement – Dreyfus(r)
(c)	Participation Agreement – Federated(i)
(i)	Amendment No. 1(i)
(d)	Participation Agreement – Fidelity(o)
(e)	Participation Agreement – Neuberger Berman(i)
(i)	Amendment Nos. 1 and 2(i)
(f)	Participation Agreement – Oppenheimer(s)
(g)	Participation Agreement – PIMCO(r)
(h)	Participation Agreement – Potomac(k)
(i)	Amendment No. 1 and 2(k)
(i)	Participation Agreement – Rydex(r)
(j)	Participation Agreement – Van Kampen(h)
(i)	Amendment No. 1(k)
(k)	Participation Agreement – Wells Fargo (Strong)(d)
(m)	Information Sharing Agreement – AIM(l)
(n)	Information Sharing Agreement – Dreyfus(l)
(o)	Information Sharing Agreement – Federated(m)
(p)	Information Sharing Agreement - Fidelity(m)
(q)	Information Sharing Agreement – Neuberger Berman(l)
(r)	Information Sharing Agreement – Oppenheimer(l)
(s)	Information Sharing Agreement – PIMCO(l)
(t)	Information Sharing Agreement – Potomac(m)
(u)	Information Sharing Agreement – Rydex(l)
(v)	Information Sharing Agreement – Van Kampen(l)
(w)	Information Sharing Agreement – Wells Fargo(m)
(x)	Participation Agreement – Franklin/Templeton Distributors, Inc.(s)
(y)	Information Sharing Agreement - Franklin/Templeton Distributors, Inc.(p)
(z)	Participation Agreement – SBL Fund(r)

(9)	Opinion of Counsel(c)

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)
Powers of Attorney of Stephen A. Crane, Howard R. Fricke, John F. Frye, John F. Guyot, Michael P. Kiley, James F. Mullery, Douglas G. Wolff, Wayne S. Diviney, Stephen R. Herbert, and Katherine P. White

(a)
Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed May 1, 2000).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 28, 2006)
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(l)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).
(m)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(n)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).
(o)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).
(p)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).
(q)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 30, 2009).
(r)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).
(s)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed January 10, 2011).
(q)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 30, 2010).
(r)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2012).

Item 25.           Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chairman of the Board, CEO, and Director
Douglas G. Wolff*	President and Director
Peggy S. Avey 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573	Assistant Vice President, Chief Administrative Officer, and Assistant Secretary
James F. Mullery*	Vice President and Director
John F. Guyot*	Vice President, General Counsel, Secretary, and Director
John F. Frye*	Vice President, Chief Financial Officer, Treasurer, and Director
Roger S. Offermann*	Vice President and Lead Actuary
Christopher D. Swickard*	Associate General Counsel and Assistant Secretary
Howard R. Fricke*	Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Jeanne R. Slusher*	Assistant Vice President and Auditor
Carmen R. Hill*	Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.           Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2011, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CCI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs de Mexico, S. de R.L. de C.V (Controladora)	Mexico	99% by BEI 1% by BEMI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BUKHI
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Briggs UK Holding Inc. (BUKHI)	Delaware	100% by CISI
Compatriot Capital, Inc. (CCI)	Delaware	100% by SEA
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Crestpark LP, Inc.	Delaware	100% by CISI
Eldridge Investors, LLC	Delaware	100% voting (no ownership) by Guggenheim Lawrence LLC
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPAM Holdings, Inc.	Delaware	100% by GPAMHL
GPAM Holdings, LLC (GPAMHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	38% by SAGE
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC (GIS)	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL

Name	Jurisdiction	Percent Of Voting Securities Owned
Guggenheim Lawrence LLC	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners Asset Management, LLC	Delaware	99% by GPAMHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL; 100% ownership by Eldridge Investors, LLC
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
Midland National Services Corporation, LLC	Delaware	100% by MNL
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.; 1% by Sponsor
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Note Funding, LLC	Kansas	100% by SBC
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by SPDI
Paragon Life Insurance Company of Indiana (PLICI)	Indiana	100% by PHL
Parkway Mortgage, Inc.	Delaware	100% by CISI
PLIC CRE Holdings, LLC	Delaware	100% by PLICI
PLIC Holdings, LLC (PHL)	Delaware	100% by GIHL
Property Disposition, Inc.	Delaware	100% by SFG
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL

Name	Jurisdiction	Percent Of Voting Securities Owned
SAGE Assets, Inc. (SAGE)	Delaware	100% by SEA
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEA
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Equity Alliance, Inc. (SEA)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Financial Network, LLC	Delaware	100% by SSI
Sammons Income Properties, Inc.	Delaware	100% by CCI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by SEA
Sammons Retirement Solutions, Inc.	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
SBC Funding, LLC	Kansas	100% by SBC
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Solberg Reinsurance Company	Iowa	100% by MNL
Sponsor Investments, L.L.C. (Sponsor)	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by CCI
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s): Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

Item 27.          Number of Contract Owners

As of February 29, 2012 there were 392 owners of Qualified Contracts and 270 owners of Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28.	Indemnification

The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)(1)
Security Distributors, Inc. (“SDI”) acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

(a)(2)	SDI also acts as principal underwriter for:

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)

(a)(3)	In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)

Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)

SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	James F. Mullery	President and Director
	Kurt E. Auleta	Vice President and Director
	Ken M. DiFrancesca	Vice President and Director
	James J. Kiley	Vice President, Education Markets
	Michael K. Reidy	Vice President and Director
	Lorette F. Ziegler	Treasurer
	Amy J. Lee	Secretary and Chief Compliance Officer
	Christopher D. Swickard	Vice President and Assistant Secretary
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Michael P. Kiley	Director
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$37,0911	$60,0672	$0	N/A

1      FSBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all
Contracts sold through the Separate Account.  SDI passes through to the selling broker-dealers all such amounts.

2      A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.           Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office – 800 Westchester Ave., Suite 641 N, Rye Brook, New York  10573, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.           Management Services

All management contracts are discussed in Part A or Part B.

Item 32.           Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(e)
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(f)	Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28,

1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April 2012.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK (THE DEPOSITOR) VARIABLE ANNUITY ACCOUNT A (THE REGISTRANT)
By:	/s/ MICHAEL P. KILEY
Michael P. Kiley, Chairman of the Board, Director, and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2012.

SIGNATURES AND TITLES

By:	/s/ MICHAEL P. KILEY
Michael P. Kiley, Chairman of the Board, Chief Executive Officer and Director
By:	*
John F. Frye, Vice President, Chief Financial Officer, Treasurer, and Director (chief accounting officer)
By:	*
John F. Guyot, Vice President, General Counsel, Secretary, and Director
By:	*
Howard R. Fricke, Director
By:	*
James F. Mullery, Director
By:	*
Douglas G. Wolff, Director
By:	*
Stephen A. Crane, Director
By:	*
Wayne S. Diviney, Director
By:	*
Stephen R. Herbert, Director
By:	*
Katherine P. White, Director

*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10)	Consent of Independent Registered Public Account Firm

(13)
Powers of Attorney of Stephen A. Crane, Howard R. Fricke, John F. Frye, John F. Guyot, Michael P. Kiley, James F. Mullery, Douglas G. Wolff, Wayne S. Diviney, Stephen R. Herbert, and Katherine P. White